UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21944

First Trust Exchange-Traded Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIRST TRUST

First Trust Exchange-Traded Fund II
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         Book 1

First Trust STOXX(R) European Select Dividend Index Fund (FDD)
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)
First Trust Dow Jones Global Select Dividend Index Fund (FGD)
First Trust Global Wind Energy ETF (FAN)
First Trust Global Engineering and Construction ETF (FLM)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID)
First Trust Indxx Global Natural Resources Income ETF (FTRI)
First Trust Indxx Global Agriculture ETF (FTAG)
First Trust BICK Index Fund (BICK)
First Trust Indxx NextG ETF (NXTG)
First Trust NASDAQ Global Auto Index Fund (CARZ)
First Trust Cloud Computing ETF (SKYY)
First Trust International Equity Opportunities ETF (FPXI)
First Trust Nasdaq Cybersecurity ETF (CIBR)

----------------------
    Annual Report
  September 30, 2021
----------------------


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TABLE OF CONTENTS
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2021


Shareholder Letter .........................................................................   2
Market Overview ............................................................................   3
Fund Performance Overview

Portfolio of Investments




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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1

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SHAREHOLDER LETTER
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               SEPTEMBER 30, 2021

Dear Shareholders,

First Trust is pleased to provide you with the annual report for certain series of the First Trust Exchange-Traded Fund II (the "Funds"), which contains detailed information about the Funds for the twelve months ended September 30,
2021.

A great deal has changed over the past 18 months. Suffice it to say that the dominant story in 2020 was the onset of the coronavirus ("COVID-19") pandemic.
It is still a huge story 20 months later, mostly due to the arrival of the Delta variant in the U.S. and the subsequent surge in cases around mid-2021. The Delta variant is twice as contagious as the previous variants, according to the
Centers for Disease Control and Prevention ("CDC"). Fortunately, we have come to learn that the existing vaccines approved by the U.S. Food and Drug
Administration have been effective in providing protection against the Delta variant, particularly with respect to keeping the people already vaccinated out of the intensive care unit. As I'm sure you are aware, a significant percentage of the U.S. population has chosen not to be vaccinated. These individuals have proven to be much more vulnerable to the virus and account for the lion's share of hospitalizations, according to the CDC. While it is these individuals right to choose, unless mandated by a private company or government agency, the universe of people that have not gotten vaccinated is large enough that it has likely delayed the full economic recovery, at least on the margin, in our opinion. In the U.S., the path chosen by the federal government to help mitigate the economic fallout from the pandemic has been to inject trillions of dollars of liquidity (stimulus) into the financial system. To date, it appears to have been effective, however, it has contributed to a new and potentially ominous headwind for the economy: inflation.

The Consumer Price Index came in at 5.4% year-over-year in September 2021, the largest increase since 2008, according to data from the Bureau of Labor
Statistics ("BLS"). The BLS also reported that the Producer Price Index was up
8.6% compared to a year ago, its highest level since 1981. These two barometers of inflation are clearly elevated. Why is rising inflation worth noting? It tends to reduce the purchasing power of the currency one uses over time. In the case of the U.S., it reduces how much consumers can buy with their dollars. A modest amount of inflation can be a sign that the economy is healthy. Too much inflation can derail an economy. While we are not even close to that point yet, investors should monitor the direction of inflation moving forward because the
U.S. economy has yet to fully reopen from the COVID-19 pandemic and millions of workers remain on the sideline. Earlier this year, Federal Reserve Chairman
Jerome Powell proclaimed that the spike in inflation in the U.S. would be relatively short-lived, or "transitory." He cited the pandemic-related bottlenecks in the global supply chain for creating shortages in such critical industries as semiconductors as being largely responsible for the sharp rise in prices. With prices rising nearly across the board, his take on inflation is losing credibility with each passing month, in my opinion. If inflation continues to run hotter-than-expected, we believe that the Federal Reserve will likely have to alter its easy monetary policy in favor of one that boosts interest rates and bond yields.

The markets have performed quite well over the past 18 months. I believe that the combination of the federal government's efforts in fast-tracking the vaccines, its decisiveness in injecting trillions of dollars of capital into the financial system to help backstop it, and the ability of millions of workers to adapt to working efficiently from home helped boost the confidence levels of investors throughout. Having said that, I still feel we need to fully reopen the
U.S. economy, put the millions of people out of work back to work and remedy the global supply chain bottlenecks. While investors should be prepared for the possibility of some additional volatility moving forward, due to inflationary pressures, the potential for higher interest rates and bond yields, and next year's mid-term election season, we encourage them to stay the course.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


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MARKET OVERVIEW
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2021

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service and Registered Rep.

STATE OF THE GLOBAL ECONOMY

The International Monetary Fund ("IMF") reported in its latest release that global gross domestic product ("GDP") growth is expected to come in at 5.9% in
2021 and 4.9% in 2022, up from -3.1% in 2020. Keep in mind that the onset of the coronavirus ("COVID-19") pandemic in the U.S. and most global regions occurred in the first quarter of 2020. The IMF sees the U.S. economy growing at 6.0% in
2021 and 5.2% in 2022, up from -3.4% in 2020. With respect to all Advanced
Economies, the IMF is projecting GDP growth of 5.2% in 2021 and 4.5% in 2022, up from -4.5% in 2020. Lastly, the IMF projects Emerging Market and Developing
Economies to grow at a rate of 6.4% in 2021 and 5.1% in 2022, up from -2.1% in
2020. Looking ahead to 2022, the outlook for growth is encouraging, but down a bit from the strong pandemic-induced recovery in 2021. The IMF is concerned that inflationary pressures stemming from the global supply chain bottlenecks could push prices higher if the problems persist. That scenario could, in turn, cause central banks to raise rates quickly to try and prevent inflation from overheating.

One of the better barometers for judging the overall business climate is mergers and acquisitions ("M&A") activity, in our opinion. M&A deals totaled $4.3 trillion over the first nine months of 2021, the most ever recorded for that period, according to data from Refinitiv. The $1.52 trillion in deal value registered in the third quarter of 2021 was the highest ever for a calendar quarter. Executives are expanding their businesses aggressively in the current climate.

PERFORMANCE OF GLOBAL STOCKS AND BONDS

U.S. equities performed extremely well over the past year. The S&P 500(R), S&P
MidCap 400(R) and S&P SmallCap 600(R) Indices posted total returns of 30.00%,
43.68% and 57.64%, respectively, for the 12-month period ended September 30,
2021. Small- and mid-capitalization ("cap") stocks significantly outperformed large-cap stocks over the period, an indication that investors were willing to assume more risk despite the ongoing COVID-19 pandemic, in our opinion. All 11 sectors that comprise the S&P 500(R) Index were up on a total return basis. The top-performer was the Energy sector, up 82.99%, while the worst result came from the Utilities sector, up just 11.01%.

A Bloomberg survey of 21 equity strategists found that their average 2021 year-end price target for the S&P 500(R) Index was 4,466 as of September 21,
2021, up from 4,335 on August 20, 2021, according to its own release. The highest and lowest estimates were 4,825 (up from 4,700) and 3,800 (unchanged), respectively. On September 30, 2021, the S&P 500(R) Index closed at 4,307.54, which was 5.06% below its all-time closing high of 4,536.95 on September 2,
2021. As of October 1, 2021, Bloomberg's 2021, 2022 and 2023 consensus earnings growth rate estimates for the S&P 500(R) Index stood at 44.90%, 8.95% and 9.80%, respectively.

Foreign equities also performed well, but the broader indices continue to lag the performance of the major U.S. stock indices. Over the past 12 months, the
MSCI World ex USA and MSCI Emerging Markets Indices posted total returns of
26.50% (USD) and 18.20% (USD), respectively, according to Bloomberg. The major foreign bond indices had mixed results. The Bloomberg Global Aggregate Index of higher quality debt posted a total return of -0.91% (USD), while the Bloomberg
EM Hard Currency Aggregate Index of emerging markets debt rose by 3.15% (USD), according Bloomberg. Over that same period, the U.S. dollar rose by 0.36%
against a basket of major currencies, as measured by the U.S. Dollar Index
(DXY). The slight bump in the dollar had little influence on the performance of these foreign indices, in our opinion.

In the U.S. bond market, the top-performing major debt group we track was speculative-grade corporate bonds. The Bloomberg U.S. Corporate High Yield Index posted a total return of 11.28% for the 12-month period ended September 30,
2021. The worst-performing U.S. debt group that we track was government bonds.
The Bloomberg U.S. Treasury: Intermediate Index posted a total return of -1.38%.
The yield on the benchmark 10-Year Treasury Note ("T-Note") rose by 80 basis points in the period to close at 1.49% on September 30, 2021, according to
Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was
2.04% for the 10-year period ended September 30, 2021.

                                                                          Page 3


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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

First Trust STOXX(R) European Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the STOXX(R) Europe Select
Dividend 30 Index (the "STOXX Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FDD." The Fund will normally invest at least 90% of its net assets (including investment borrowings)
in the common stocks and depositary receipts that comprise the STOXX Index.

The STOXX Index consists of 30 high dividend-yielding securities selected from the STOXX(R) Europe 600 Index, including secondary lines of those companies
(where there are multiple lines of equity capital in a company), which covers 18
European countries: Austria, Belgium, Czech Republic, Denmark, Finland, France,
Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal,
Spain, Sweden, Switzerland and the United Kingdom. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less. The STOXX Index is compiled and maintained by STOXX Limited.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (8/27/07)     Ended     Ended     (8/27/07)
                                                9/30/21   9/30/21   9/30/21    to 9/30/21   9/30/21   9/30/21    to 9/30/21
FUND PERFORMANCE
NAV                                             40.19%     7.72%     6.29%       -0.89%     45.02%     84.04%     -11.86%
Market Price                                    40.70%     7.73%     6.31%       -0.90%     45.13%     84.37%     -11.90%

INDEX PERFORMANCE
STOXX(R) Europe Select
   Dividend 30 Index                            41.39%     8.29%     6.66%       -0.40%     48.91%     90.56%      -5.51%
STOXX(R) Europe 600 Index                       27.19%     9.21%     8.58%        3.14%     55.34%    127.88%      54.63%
MSCI Europe Index                               27.25%     8.85%     8.15%        2.82%     52.79%    118.96%      47.89%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of 40.19% during the
12-month period covered by this report. During the same period, the MSCI Europe
Index (the "Benchmark") generated a return of 27.25%. The greatest allocation in the Fund were the investments in Germany, which received an allocation of 22.8%
and contributed 7.9% to the Fund's return, and the investments in the United
Kingdom ("U.K."), which received an allocation of 21.8% and contributed 10.2% to the Fund's return. The 10.2% contribution to the Fund's return from the U.K.
investments was the greatest contribution of any country. No country represented in the Fund had a negative contribution to the Fund's return during the period covered by this report. The Fund's currency exposure had a -0.3% impact on the
Fund's performance. On a relative basis, the Fund outperformed the Benchmark.
The greatest source of outperformance came from investments in the U.K., which earned 3.6% of outperformance for the Fund versus the Benchmark. Investments in
Belgium caused the most underperformance for the Fund versus the Benchmark.
These investments caused 0.4% of underperformance during the period covered by this report.

-----------------------------
The STOXX Index and the trademarks used in the index name are the intellectual property of STOXX Limited, Zurich, Switzerland ("STOXX"), Deutsche Borse Group
and/or their licensors. The STOXX Index is used under license from STOXX. The
Fund is in no way sponsored, endorsed, sold or promoted by STOXX and/or its licensors and neither STOXX nor its licensors shall have any liability with respect thereto.


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   33.1%
Communication Services                       16.2
Utilities                                    12.1
Materials                                    12.1
Real Estate                                  11.6
Health Care                                   5.7
Consumer Discretionary                        4.2
Energy                                        3.0
Industrials                                   2.0
                                            ------
   Total                                    100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Rio Tinto PLC                                 7.4%
GlaxoSmithKline PLC                           5.7
SSE PLC                                       5.2
Legal & General Group PLC                     5.0
NN Group N.V.                                 4.4
SCOR SE                                       4.1
IG Group Holdings PLC                         4.0
Proximus SADP                                 4.0
Orange S.A.                                   3.8
Snam S.p.A.                                   3.5
                                            ------
   Total                                     47.1%
                                            ======


                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     SEPTEMBER 30, 2011 - SEPTEMBER 30, 2021

           First Trust STOXX(R) European     STOXX(R) Europe            STOXX(R) Europe     MSCI Europe
           Select Dividend Index Fund        Select Dividend 30 Index   600 Index           Index
           -----------------------------     ----------------------     ---------------     -----------
9/30/11    $10,000                           $10,000                    $10,000             $10,000
3/31/12     10,756                            10,697                     11,681              11,663
9/30/12     10,773                            10,725                     11,770              11,731
3/31/13     10,763                            10,731                     12,979              12,894
9/30/13     12,205                            12,206                     14,738              14,573
3/31/14     13,654                            13,676                     16,308              16,052
9/30/14     13,265                            13,307                     15,615              15,421
3/31/15     13,038                            13,119                     15,515              15,259
9/30/15     12,217                            12,257                     14,354              13,982
3/31/16     12,548                            12,658                     14,358              13,971
9/30/16     12,691                            12,797                     14,670              14,330
3/31/17     13,324                            13,489                     15,673              15,335
9/30/17     15,093                            15,282                     17,944              17,526
3/31/18     15,470                            15,682                     17,994              17,558
9/30/18     15,204                            15,447                     17,891              17,474
3/31/19     14,985                            15,251                     17,286              16,904
9/30/19     15,562                            15,827                     17,748              17,342
3/31/20     11,810                            12,271                     14,678              14,283
9/30/20     13,127                            13,478                     17,917              17,205
3/31/21     18,121                            18,712                     21,533              20,703
9/30/21     18,404                            19,056                     22,788              21,896


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the
"Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE
EPRA/NAREIT Developed Index (the "FTSE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FFR." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the FTSE
Index.

The FTSE Index is compiled and maintained by FTSE International Limited. The
FTSE Index is modified market cap weighted based on free float market capitalization and includes the securities of listed real estate companies or real estate investment trusts ("REITs") that are publicly traded on an official stock exchange located in North America, Europe or Asia and provide an audited annual report in English.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (8/27/07)     Ended     Ended     (8/27/07)
                                                9/30/21   9/30/21   9/30/21    to 9/30/21   9/30/21   9/30/21    to 9/30/21
FUND PERFORMANCE
NAV                                             29.95%     4.74%     8.51%       3.33%      26.08%    126.35%      58.72%
Market Price                                    30.87%     4.82%     8.60%       3.34%      26.51%    128.13%      58.79%

INDEX PERFORMANCE
FTSE EPRA/NAREIT
   Developed Index                              30.81%     5.51%     9.27%       4.17%      30.78%    142.63%      77.77%
S&P Global REIT Index                           31.61%     4.65%     8.70%       3.94%      25.53%    130.35%      72.32%
MSCI World REIT Index                           27.01%     6.79%     9.80%       4.33%      38.90%    154.70%      81.73%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 29.95% during the 12-month period covered by this report. During the same period, the S&P Global REIT Index (the "Benchmark")
generated a return of 31.61%. Securities in the United States received the largest portfolio allocation for the period with a 55.0% weight. These securities also generated a 20.3% contribution to the Fund's return during the period, which was the Fund's largest. Finnish securities received a small allocation of 0.3% in the Fund and generated the smallest contribution to the
Fund's return with a 0.0% contribution during the period. The Fund's currency exposure had a -0.3% impact on performance. On a relative basis, the Fund underperformed the Benchmark. Securities in Singapore generated the largest relative outperformance for the Fund with 0.3% of outperformance during the period. German securities provided the largest relative drag on the Fund's performance with the Fund underperforming the Benchmark by -1.8% during the period.

-----------------------------
The Fund has been developed solely by First Trust. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock
Exchange Group plc and its group undertakings, including FTSE International
Limited (collectively, the "LSE Group"), European Public Real Estate Association
("EPRA"), or the National Association of Real Estate Investments Trusts
("Nareit") (and together the "Licensor Parties"). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the FTSE Index vest in the
Licensor Parties. "FTSE(R)" and "FTSE Russell(R)" are trademarks of the relevant
LSE Group company and are used by any other LSE Group company under license.
"Nareit(R)" is a trademark of Nareit, "EPRA(R)" is a trademark of EPRA and all are used by the LSE Group under license. The FTSE Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The
Licensor Parties do not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the FTSE Index or (b)
investment in or operation of the Fund. The Licensor Parties make no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the FTSE Index for the purpose to which it is being put by First Trust.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)
(CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Real Estate                                  99.8%
Health Care                                   0.1
Consumer Discretionary                        0.1
                                            ------
   Total                                    100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Prologis, Inc.                                4.9%
Equinix, Inc.                                 3.7
Public Storage                                2.4
Simon Property Group, Inc.                    2.2
Digital Realty Trust, Inc.                    2.1
Welltower, Inc.                               1.8
Vonovia SE                                    1.8
AvalonBay Communities, Inc.                   1.6
Equity Residential                            1.6
Alexandria Real Estate Equities, Inc.         1.6
                                            ------
   Total                                     23.7%
                                            ======


                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     SEPTEMBER 30, 2011 - SEPTEMBER 30, 2021

            First Trust FTSE EPRA/NAREIT Developed      FTSE EPRA/NAREIT     S&P Global     MSCI World
            Markets Real Estate Index Fund              Developed Index      REIT Index     REIT Index
            ---------------------------------------     ----------------     ----------     ----------
9/30/11     $10,000                                     $10,000              $10,000        $10,000
3/31/12      12,146                                      12,121               12,098         12,055
9/30/12      13,022                                      13,059               12,880         12,960
3/31/13      14,620                                      14,697               14,397         14,185
9/30/13      14,327                                      14,489               13,742         13,500
3/31/14      14,770                                      14,998               14,561         14,191
9/30/14      15,167                                      15,461               15,076         14,862
3/31/15      17,007                                      17,406               17,135         16,760
9/30/15      15,618                                      16,014               15,696         15,605
3/31/16      17,095                                      17,627               17,605         17,632
9/30/16      17,951                                      18,552               18,351         18,337
3/31/17      17,299                                      17,955               17,665         17,681
9/30/17      18,071                                      18,835               18,165         18,295
3/31/18      17,908                                      18,699               17,622         17,949
9/30/18      18,791                                      19,703               18,683         18,875
3/31/19      20,322                                      21,395               20,077         20,929
9/30/19      21,269                                      22,482               21,500         22,718
3/31/20      15,471                                      16,428               15,383         17,411
9/30/20      17,414                                      18,547               17,506         20,052
3/31/21      20,850                                      22,334               20,928         22,857
9/30/21      22,635                                      24,263               23,035         25,470


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Dow Jones Global Select
Dividend Index (the "Select Dividend Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FGD." The Fund will normally invest at least 90% of its net assets (including investment borrowings)
in the common stocks and depositary receipts that comprise the Select Dividend
Index.

The Select Dividend Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World
Index(SM). Indicated annual dividend yield is a stock's unadjusted indicated
annual dividend (not including any special dividends) divided by its unadjusted price.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (11/21/07)    Ended     Ended     (11/21/07)
                                                9/30/21   9/30/21   9/30/21    to 9/30/21   9/30/21   9/30/21    to 9/30/21
FUND PERFORMANCE
NAV                                             46.94%     6.79%      7.02%      3.82%      38.89%     97.08%      68.15%
Market Price                                    47.46%     6.84%      7.08%      3.82%      39.23%     98.13%      68.03%

INDEX PERFORMANCE
Dow Jones Global Select
   Dividend Index                               48.00%     7.19%      7.16%      4.04%      41.53%     99.63%      73.07%
Dow Jones World Developed
   Markets Index(SM)                            29.63%    13.76%     12.90%      7.43%      90.54%    236.55%     170.07%
MSCI World Index                                28.82%    13.74%     12.68%      7.06%      90.37%    229.96%     157.29%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 46.94% during the 12-month period covered by this report. During the same period, the MSCI World Index (the "Benchmark")
generated a return of 28.82%. The United States received the largest allocation to the Fund and generated the largest contribution to the Fund's return during the period, at 20.7% and 19.3%, respectively. Investments in Swedish securities generated the smallest contribution to the Fund's return at 0.1% during the period. Currency exposure for the Fund resulted in a 0.3% impact on the Fund's return. On a relative basis, the Fund outperformed the Benchmark. Investments in the United States generated 12.6% of relative outperformance, the largest source of outperformance during the period. Investments in Hong Kong were a source of relative underperformance with a -0.9% drag during the period.

-----------------------------
The Select Dividend Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by First Trust. Standard &
Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's Financial
Services LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones
Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Select Dividend
Index.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   48.7%
Communication Services                       11.5
Utilities                                     9.6
Materials                                     7.5
Consumer Staples                              5.9
Energy                                        5.4
Real Estate                                   4.3
Industrials                                   3.2
Consumer Discretionary                        3.0
Information Technology                        0.9
                                            ------
   Total                                    100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Enagas S.A.                                   1.7%
Telefonica S.A.                               1.7
Labrador Iron Ore Royalty Corp.               1.7
Meritz Securities Co., Ltd.                   1.7
Industrial Bank of Korea                      1.6
Mapfre S.A.                                   1.5
Red Electrica Corp., S.A.                     1.5
British American Tobacco PLC                  1.4
Shaw Communications, Inc., Class B            1.4
Woori Financial Group, Inc.                   1.4
                                            ------
   Total                                     15.6%
                                            ======


                                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                           SEPTEMBER 30, 2011 - SEPTEMBER 30, 2021

            First Trust Dow Jones Global      Dow Jones Global            Dow Jones World Developed     MSCI World
            Select Dividend Index Fund        Select Dividend Index       Markets Index(SM)             Index
            ----------------------------      -----------------------     -------------------------     ----------
9/30/11     $10,000                           $10,000                     $10,000                       $10,000
3/31/12      11,311                            11,211                      12,018                        12,003
9/30/12      11,758                            11,675                      12,166                        12,159
3/31/13      12,367                            12,274                      13,529                        13,426
9/30/13      13,450                            13,370                      14,774                        14,616
3/31/14      14,788                            14,719                      16,197                        15,984
9/30/14      14,601                            14,527                      16,544                        16,399
3/31/15      14,173                            14,114                      17,176                        16,948
9/30/15      12,482                            12,371                      15,776                        15,565
3/31/16      13,276                            13,244                      16,615                        16,363
9/30/16      14,189                            14,105                      17,662                        17,332
3/31/17      14,978                            14,965                      19,154                        18,779
9/30/17      16,196                            16,180                      20,954                        20,480
3/31/18      16,345                            16,292                      21,910                        21,318
9/30/18      16,562                            16,558                      23,301                        22,783
3/31/19      15,686                            15,682                      22,625                        22,188
9/30/19      16,030                            16,024                      23,578                        23,200
3/31/20      11,601                            11,627                      20,088                        19,882
9/30/20      13,405                            13,488                      25,962                        25,612
3/31/21      19,184                            19,402                      31,414                        30,624
9/30/21      19,708                            19,963                      33,655                        32,996


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

First Trust Global Wind Energy ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Clean Edge Global Wind Energy
Index(TM) (the "Index"). The shares of the Fund are listed and trade on the NYSE
Arca, Inc. under the ticker symbol "FAN." The Fund will normally invest at least
90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is developed, maintained and sponsored by Nasdaq, Inc. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (6/16/08)     Ended     Ended     (6/16/08)
                                                9/30/21   9/30/21   9/30/21    to 9/30/21   9/30/21   9/30/21    to 9/30/21
FUND PERFORMANCE
NAV                                             21.76%    12.84%     12.53%      -0.64%      82.91%   225.55%      -8.23%
Market Price                                    21.25%    12.69%     12.61%      -0.65%      81.76%   227.87%      -8.36%

INDEX PERFORMANCE
ISE Clean Edge Global Wind
   Energy Index(TM)                             23.10%    13.80%     13.39%       0.18%      90.83%   251.21%       2.47%
Russell 3000(R) Index                           31.88%    16.85%     16.60%      11.33%     117.85%   364.64%     316.39%
MSCI World Index                                28.82%    13.74%     12.68%       7.66%      90.37%   229.96%     166.71%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 21.76% during the 12-month period covered by this report. During the same period, the MSCI World Index (the "Benchmark")
generated a return of 28.82%. The Utilities industry received the largest allocation in the Fund and generated the largest contribution to the Fund's return at 56.9% and 11.5%, respectively. The smallest contribution to the Fund's return was 0.4%, which came from investments in the Energy industry. On a relative basis, the Fund underperformed the Benchmark. The largest source of underperformance came from investments in the Utilities industry where the Fund underperformed the Benchmark by -4.5%, on a relative basis. The Fund did not outperform the Benchmark in any of the industries in which the Fund was invested during the period.

-----------------------------
Nasdaq(R), Clean Edge(R), and ISE Clean Edge Global Wind Energy Index(TM) are
registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. the corporations make no warranties and bear no liability with respect to the fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Utilities                                    60.6%
Industrials                                  36.0
Materials                                     2.7
Energy                                        0.7
                                            ------
   Total                                    100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
China Longyuan Power Group Corp.,
   Ltd., Class H                              8.4%
Vestas Wind Systems A/S                       8.3
Orsted A/S                                    6.9
Northland Power, Inc.                         6.8
Siemens Gamesa Renewable Energy S.A.          5.9
EDP Renovaveis S.A.                           3.9
Boralex, Inc., Class A                        3.0
Innergex Renewable Energy, Inc.               2.4
Nordex SE                                     2.2
General Electric Co.                          2.0
                                            ------
   Total                                     49.8%
                                            ======


                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 SEPTEMBER 30, 2011 - SEPTEMBER 30, 2021

            First Trust Global     ISE Clean Edge Global        Russell 3000(R)     MSCI World
            Wind Energy ETF        Wind Energy Index(TM)        Index               Index
            ------------------     ------------------------     ---------------     ----------
9/30/11     $10,000                $10,000                      $10,000             $10,000
3/31/12       9,705                  9,691                       12,655              12,003
9/30/12       8,386                  8,424                       13,021              12,159
3/31/13       9,624                  9,667                       14,499              13,426
9/30/13      13,135                 13,272                       15,833              14,617
3/31/14      15,298                 15,519                       17,777              15,985
9/30/14      14,734                 14,977                       18,645              16,399
3/31/15      14,180                 14,486                       19,974              16,948
9/30/15      13,648                 13,965                       18,552              15,565
3/31/16      15,460                 15,962                       19,906              16,363
9/30/16      17,799                 18,406                       21,327              17,332
3/31/17      17,676                 18,443                       23,500              18,779
9/30/17      18,904                 19,740                       25,314              20,480
3/31/18      19,248                 20,068                       26,744              21,318
9/30/18      18,351                 19,263                       29,763              22,783
3/31/19      19,390                 20,403                       29,087              22,188
9/30/19      19,743                 20,891                       30,632              23,200
3/31/20      18,475                 19,679                       26,435              19,882
9/30/20      26,737                 28,531                       35,227              25,612
3/31/21      34,427                 36,973                       42,963              30,624
9/30/21      32,555                 35,121                       46,464              32,996


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

First Trust Global Engineering and Construction ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the ISE Global Engineering and Construction(TM) Index (the "Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FLM." The Fund will normally invest in at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the
Index.

The Index is developed, maintained and sponsored by Nasdaq, Inc. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the engineering and construction industries.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (10/13/08)    Ended     Ended     (10/13/08)
                                                9/30/21   9/30/21   9/30/21    to 9/30/21   9/30/21   9/30/21    to 9/30/21
FUND PERFORMANCE
NAV                                             30.19%     4.10%      6.74%       6.45%      22.25%    91.93%     125.00%
Market Price                                    30.51%     4.18%      6.82%       6.46%      22.73%    93.34%     125.19%

INDEX PERFORMANCE
ISE Global Engineering and
   Construction(TM) Index                       32.16%     5.29%      7.86%       7.99%      29.41%   113.06%     170.99%
Russell 3000(R) Index                           31.88%    16.85%     16.60%      14.32%     117.85%   364.64%     466.90%
MSCI World Industrials Index                    27.02%    11.44%     12.20%      10.97%      71.84%   216.07%     285.46%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 30.19% during the 12-month period covered by this report. During the same period, the MSCI World Industrials Index (the
"Benchmark") generated a return of 27.02%. The Construction & Engineering industry received the largest allocation in the Fund during the period with an
84.5% weight. This industry also generated the largest contribution to the
Fund's return at 26.5% for the period. The only negative contribution to the
Fund's return came from the investment in the Maeda Road Construction Co., Ltd., which generated a -0.0% contribution to the Fund's return. The Fund's currency exposure had a -2.1% impact on performance. On a relative basis, the Fund outperformed the Benchmark. The Fund's investments in the Construction &
Engineering industry generated 3.0% of relative outperformance compared to the
Benchmark, while investments in the Building Products industry caused a -1.4%
drag on relative performance.

-----------------------------
Nasdaq(R) and the ISE Global Engineering and Construction(TM) Index are
registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY
WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                  99.2%
Utilities                                     0.7
Energy                                        0.1
                                            ------
   Total                                    100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Quanta Services, Inc.                         4.1%
Kingspan Group PLC                            3.6
Bouygues S.A.                                 3.4
Jacobs Engineering Group, Inc.                3.3
Vinci S.A.                                    3.3
AECOM                                         3.2
KBR, Inc.                                     2.9
Eiffage S.A.                                  2.8
Skanska AB, Class B                           2.8
Taisei Corp.                                  2.7
                                            ------
   Total                                     32.1%
                                            ======


                                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                              SEPTEMBER 30, 2011 - SEPTEMBER 30, 2021

            First Trust Global Engineering         ISE Global Engineering and     Russell 3000(R)     MSCI World
            and Construction ETF                   Construction(TM) Index         Index               Industrials Index
            ----------------------------------     --------------------------     ---------------     -----------------
9/30/11     $10,000                                $10,000                        $10,000             $10,000
3/31/12      12,202                                 12,135                         12,655              12,357
9/30/12      11,793                                 11,811                         13,021              12,092
3/31/13      13,006                                 13,047                         14,499              13,893
9/30/13      14,745                                 14,922                         15,833              15,500
3/31/14      16,153                                 16,413                         17,777              16,899
9/30/14      15,049                                 15,358                         18,645              16,766
3/31/15      14,661                                 15,188                         19,974              17,356
9/30/15      13,967                                 14,510                         18,552              15,598
3/31/16      14,822                                 15,513                         19,906              17,224
9/30/16      15,700                                 16,462                         21,327              18,393
3/31/17      16,848                                 17,788                         23,500              20,076
9/30/17      18,588                                 19,707                         25,314              22,375
3/31/18      18,720                                 19,808                         26,744              23,116
9/30/18      18,900                                 20,157                         29,763              24,024
3/31/19      16,708                                 17,907                         29,087              23,003
9/30/19      15,943                                 17,150                         30,632              23,932
3/31/20      12,306                                 13,459                         26,435              18,978
9/30/20      14,745                                 16,120                         35,227              24,881
3/31/21      19,432                                 21,419                         42,963              30,925
9/30/21      19,193                                 21,306                         46,464              31,607


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the
"Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq
OMX Clean Edge Smart Grid Infrastructure Index(TM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "GRID." The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by the smart grid infrastructure sector. Clean Edge, Inc. and Nasdaq, Inc. serve as index providers to the Index.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (11/16/09)    Ended     Ended     (11/16/09)
                                                9/30/21   9/30/21   9/30/21    to 9/30/21   9/30/21   9/30/21    to 9/30/21
FUND PERFORMANCE
NAV                                             48.35%    20.06%     15.67%      11.13%     149.45%   328.89%     249.99%
Market Price                                    48.30%    20.07%     15.66%      11.14%     149.53%   328.46%     250.22%

INDEX PERFORMANCE
Nasdaq OMX Clean Edge Smart Grid
   Infrastructure Index(TM)                     49.98%    21.13%     16.58%      12.07%     160.82%   363.64%     286.76%
Russell 3000(R) Index                           31.88%    16.85%     16.60%      14.44%     117.85%   364.64%     395.86%
S&P Composite 1500(R) Industrials Index         30.92%    12.96%     15.36%      13.47%      83.95%   317.26%     348.24%
MSCI World Industrials Index                    27.02%    11.44%     12.20%      10.34%      71.84%   216.07%     221.58%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 48.35% during the 12-month period covered by this report. During the same period, the S&P Composite 1500(R) Industrials Index
(the "Benchmark") generated a return of 30.92%. The Electrical Equipment industry received the greatest allocation in the Fund during the period covered by this report. Investments in this industry also had the greatest contribution to the Fund's return of any industry, with a 13.6% contribution to the Fund's return. No industry in the Fund had a negative contribution to the Fund's return during the period covered by this report. The Fund's currency exposure had a
-1.3% impact on the Fund's performance. On a relative basis, the Fund outperformed the Benchmark. The greatest source of outperformance for the Fund was from investments in the Auto Components industry. This industry was absent from the Benchmark but received an allocation of 9.5% in the Fund and caused
3.7% of outperformance for the Fund versus the Benchmark. Meanwhile, the greatest source of underperformance came from investments in the Electric
Utilities industry. This industry was also absent from the Benchmark and the
Fund's 10.0% allocation caused -1.7% of underperformance for the Fund versus the
Benchmark.

-----------------------------
Nasdaq(R), Nasdaq OMX(R), Clean Edge(R), and Nasdaq OMX Clean Edge Smart Grid
Infrastructure Index(TM) are registered trademarks and service marks of Nasdaq,
Inc. and Clean Edge, Inc. respectively (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The
Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the
Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH
RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)
(CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                  51.5%
Information Technology                       23.7
Utilities                                    13.6
Consumer Discretionary                       11.2
Materials                                     0.0*
                                            ------
   Total                                    100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Aptiv PLC                                     8.3%
Schneider Electric SE                         7.9
Johnson Controls International PLC            7.8
ABB Ltd.                                      7.7
Eaton Corp. PLC                               7.6
Quanta Services, Inc.                         4.8
SolarEdge Technologies, Inc.                  3.9
Prysmian S.p.A.                               3.8
Terna Rete Elettrica Nazionale S.p.A.         3.8
Red Electrica Corp., S.A.                     3.7
                                            ------
   Total                                     59.3%
                                            ======


                                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                               SEPTEMBER 30, 2011 - SEPTEMBER 30, 2021

            First Trust NASDAQ(R)         NASDAQ OMX                      Russell     S&P Composite           MSCI World
            Clean Edge(R) Smart Grid      Clean Edge Smart Grid           3000(R)     Industrials 1500(R)     Industrials
            Infrastructure Index Fund     Infrastructure Index(TM)        Index       Index                   Index
            -------------------------     ---------------------------     -------     -------------------     -----------
9/30/11     $10,000                       $10,000                         $10,000     $10,000                 $10,000
3/31/12      11,706                        11,679                          12,655      13,107                  12,357
9/30/12      12,082                        12,113                          13,021      13,035                  12,092
3/31/13      13,474                        13,565                          14,499      15,241                  13,892
9/30/13      14,310                        14,486                          15,833      17,041                  15,500
3/31/14      16,481                        16,753                          17,777      19,330                  16,900
9/30/14      15,195                        15,503                          18,645      19,643                  16,766
3/31/15      15,418                        15,787                          19,974      20,939                  17,356
9/30/15      13,679                        14,025                          18,552      18,939                  15,598
3/31/16      15,073                        15,558                          19,906      21,390                  17,225
9/30/16      17,197                        17,777                          21,327      22,682                  18,395
3/31/17      18,458                        19,165                          23,500      25,526                  20,078
9/30/17      21,793                        22,691                          25,314      27,895                  22,377
3/31/18      22,100                        23,034                          26,744      29,187                  23,118
9/30/18      21,433                        22,451                          29,763      31,236                  24,027
3/31/19      19,721                        20,725                          29,087      30,005                  23,006
9/30/19      22,575                        23,902                          30,632      31,478                  23,935
3/31/20      19,613                        20,914                          26,435      24,150                  18,980
9/30/20      28,917                        30,917                          35,227      31,868                  24,883
3/31/21      39,619                        42,607                          42,963      41,687                  30,927
9/30/21      42,889                        46,364                          46,464      41,726                  31,607


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 15


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

First Trust Indxx Global Natural Resources Income ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Indxx Global Natural
Resources Income Index (the "Index"). The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FTRI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the
Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The
Index is a free float adjusted market capitalization weighted index designed to measure the market performance of the 50 highest dividend yielding companies involved in the upstream (i.e., generally exploration and production) segment of the natural resources sector.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (3/11/10)     Ended     Ended     (3/11/10)
                                                9/30/21   9/30/21   9/30/21    to 9/30/21   9/30/21   9/30/21    to 9/30/21
FUND PERFORMANCE
NAV                                             42.87%     9.10%     -3.23%      -3.76%     54.55%    -27.97%     -35.82%
Market Price                                    42.06%     9.15%     -3.15%      -3.74%     54.89%    -27.36%     -35.59%

INDEX PERFORMANCE
Indxx Global Natural Resources Income Index*    44.91%    10.27%      N/A         N/A       63.07%      N/A         N/A
MSCI ACWI Materials Index                       26.81%    11.79%      6.49%       4.73%     74.58%     87.59%      70.64%
MSCI ACWI Index                                 27.44%    13.20%     11.90%       9.84%     85.84%    207.94%     195.81%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

* Effective on the close of business December 18, 2015, the Fund's underlying index changed from the ISE Global Copper(TM) Index to the Indxx Global Natural
Resources Income Index. Therefore, the Fund's performance and total returns shown for the period prior to December 18, 2015, are not necessarily indicative of the performance the Fund, based on its current index, would have generated.
Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

PERFORMANCE REVIEW

The Fund generated a NAV return of 42.87% during the 12-month period covered by this report. During the same period, the MSCI ACWI Materials Index (the
"Benchmark") generated a return of 26.81%. The industry with the greatest allocation during the period covered by this report was Metals & Mining.
Investments in this industry received an allocation of 43.0% and contributed
13.5% to the Fund's performance. The industry with the greatest contribution to return, however, was the Oil, Gas & Consumable Fuels industry. This industry carried an average weight of 22.3% but contributed an 18.7% to the Fund's return. The only industry with a negative contribution to the Fund's return was the Construction Materials industry, and its contribution to return was a drag of less than 5 basis points, or -0.0%. The Fund's currency exposure had a 2.4%
impact on the Fund's performance. On a relative basis, the Fund outperformed the
Benchmark. The greatest source of outperformance came from investments in the
Oil, Gas & Consumable Fuels industry. This industry was absent from the
Benchmark and contributed 13.4% to outperformance in the Fund. Meanwhile, the industry with the greatest allocation, Metals & Mining, was actually the industry with the most negative contribution to the Fund's performance versus the Benchmark. This industry had a weight of 43.0% in the Fund compared to 37.3%
in the Benchmark which resulted in -2.5% of underperformance for the Fund versus the Benchmark.

-----------------------------
Indxx and the Index are trademarks of Indxx, LLC ("Indxx") and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Materials                                    62.5%
Energy                                       15.9
Utilities                                    10.8
Consumer Staples                             10.8
                                            ------
   Total                                    100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Rio Tinto PLC, ADR                            9.5%
BHP Group PLC, ADR                            9.3
Petroleo Brasileiro S.A., ADR                 8.2
Vale S.A., ADR                                8.1
Nutrien Ltd.                                  5.1
Tyson Foods, Inc., Class A                    4.9
Veolia Environnement S.A.                     4.9
Archer-Daniels-Midland Co.                    4.8
International Paper Co.                       4.6
Fortescue Metals Group Ltd.                   3.9
                                            ------
   Total                                     63.3%
                                            ======


                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          SEPTEMBER 30, 2011 - SEPTEMBER 30, 2021

            First Trust Indxx Global         MSCI ACWI             MSCI ACWI
            Natural Resources Income ETF     Materials Index       Index
            ----------------------------     -----------------     ------------
9/30/11     $10,000                          $10,000               $10,000
3/31/12      12,328                           11,575                11,991
9/30/12      11,382                           11,066                12,098
3/31/13      10,388                           11,083                13,253
9/30/13       9,075                           11,109                14,243
3/31/14       9,010                           11,653                15,451
9/30/14       8,860                           11,333                15,856
3/31/15       6,947                           10,831                16,289
9/30/15       4,652                            8,663                14,800
3/31/16       4,349                            9,485                15,581
9/30/16       4,661                           10,746                16,569
3/31/17       4,980                           11,927                17,924
9/30/17       5,382                           13,300                19,659
3/31/18       5,735                           13,812                20,571
9/30/18       5,982                           13,914                21,581
3/31/19       5,902                           13,394                21,121
9/30/19       5,717                           13,242                21,879
3/31/20       4,277                           10,545                18,745
9/30/20       5,043                           14,794                24,164
3/31/21       7,096                           18,624                28,980
9/30/21       7,203                           18,759                30,794


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 17


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

First Trust Indxx Global Agriculture ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Global Agriculture Index (the
"Index"). The shares of the Fund are listed and traded on The Nasdaq Stock
Market LLC under the ticker symbol "FTAG." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The
Index is a market capitalization weighted index designed to measure the performance of companies that are directly or indirectly engaged in improving agricultural yields. The Index is composed of farmland companies and firms involved in chemicals and fertilizers, seeds, irrigation equipment, and farm machinery.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (3/11/10)     Ended     Ended     (3/11/10)
                                                9/30/21   9/30/21   9/30/21    to 9/30/21   9/30/21   9/30/21    to 9/30/21
FUND PERFORMANCE
NAV                                             37.94%     8.48%     -9.62%     -11.83%     50.26%    -63.63%     -76.67%
Market Price                                    37.96%     8.40%     -9.55%     -11.86%     49.68%    -63.35%     -76.76%

INDEX PERFORMANCE
Indxx Global Agriculture Index*                 40.14%     9.61%      N/A         N/A       58.21%      N/A         N/A
MSCI ACWI Index                                 27.44%    13.20%     11.90%       9.84%     85.84%    207.94%     195.81%
MSCI ACWI Materials Index                       26.81%    11.79%      6.49%       4.73%     74.58%     87.59%      70.64%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

* Effective on the close of business December 18, 2015, the Fund's underlying index changed from the ISE Global Platinum(TM) Index to the Indxx Global
Agriculture Index. Therefore, the Fund's performance and total returns shown for the period prior to December 18, 2015, are not necessarily indicative of the performance the Fund, based on its current Index, would have generated. Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

PERFORMANCE REVIEW

The Fund generated a NAV return of 37.94% during the 12-month period covered by this report. During the same period, the MSCI ACWI Materials Index (the
"Benchmark") generated a return of 26.81%. The industry with the greatest allocation in the Fund was the Chemicals industry, which received an allocation of 51.6% during the period covered by this report. This industry also had the greatest contribution to the Fund's return, with a 23.6% contribution. The most negatively contributing industry was the Pharmaceuticals industry. Investments in this industry received an allocation of 9.2% and contributed -1.3% to the
Fund's return. The Fund's currency exposure had a -0.5% impact on the Fund's performance. On a relative basis, the Fund outperformed the Benchmark. Both the
Chemicals industry and the Machinery industry were huge drivers of the Fund's outperformance. The Chemicals industry had a similar weight in the Fund and the
Benchmark but, due to the selection effect, contributed 10.9% to the Fund's outperformance versus the Benchmark. The Machinery industry, meanwhile, was absent from the Benchmark. The overweighting in the Fund to the Machinery industry earned 5.3% of outperformance for the Fund versus the Benchmark. The
Fund also allocated 9.2% to the Pharmaceuticals industry, which was absent from the Benchmark, and this overweight caused -4.0% of underperformance for the
Fund.

-----------------------------
Indxx and the Index are trademarks of Indxx, LLC ("Indxx") and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Materials                                    53.2%
Industrials                                  29.1
Health Care                                   9.2
Consumer Staples                              6.1
Consumer Discretionary                        2.4
                                            ------
   Total                                    100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
BASF SE                                       9.8%
Bayer AG                                      9.2
Deere & Co.                                   9.0
Nutrien Ltd.                                  6.4
Industries Qatar QSC                          4.5
Corteva, Inc.                                 4.3
Kubota Corp.                                  4.3
CNH Industrial N.V.                           4.0
Wilmar International Ltd.                     3.5
Petronas Chemicals Group Bhd                  2.9
                                            ------
   Total                                     57.9%
                                            ======


                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        SEPTEMBER 30, 2011 - SEPTEMBER 30, 2021

            First Trust Indxx          MSCI ACWI         MSCI ACWI
            Global Agriculture ETF     Index             Materials Index
            ----------------------     -------------     ------------------
9/30/11     $10,000                    $10,000           $10,000
3/31/12      10,249                     11,991            11,575
9/30/12       7,592                     12,098            11,066
3/31/13       7,274                     13,253            11,083
9/30/13       6,845                     14,243            11,109
3/31/14       6,801                     15,451            11,653
9/30/14       6,117                     15,856            11,333
3/31/15       5,062                     16,289            10,831
9/30/15       2,985                     14,800             8,663
3/31/16       2,308                     15,581             9,485
9/30/16       2,420                     16,569            10,746
3/31/17       2,779                     17,924            11,927
9/30/17       3,076                     19,659            13,300
3/31/18       3,034                     20,571            13,812
9/30/18       3,029                     21,581            13,914
3/31/19       2,712                     21,121            13,394
9/30/19       2,723                     21,879            13,241
3/31/20       1,944                     18,744            10,544
9/30/20       2,638                     24,163            14,792
3/31/21       3,679                     28,979            18,622
9/30/21       3,637                     30,794            18,759


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 19


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK)

The First Trust BICK Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE BICK(TM) Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "BICK." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is developed, maintained and sponsored by Nasdaq, Inc. The Index is designed to provide a benchmark for investors interested in tracking some of the largest and most liquid public companies that are domiciled in Brazil, India,
China (including Hong Kong) and South Korea that are accessible for investment by U.S. investors.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (4/12/10)     Ended     Ended     (4/12/10)
                                                9/30/21   9/30/21   9/30/21    to 9/30/21   9/30/21   9/30/21    to 9/30/21
FUND PERFORMANCE
NAV                                             18.28%     9.45%      5.83%      2.56%      57.04%     76.19%      33.66%
Market Price                                    17.88%     9.47%      5.91%      2.54%      57.23%     77.55%      33.40%

INDEX PERFORMANCE
ISE BICK(TM) Index                              20.16%    10.72%      6.69%      3.54%      66.35%     91.14%      48.99%
MSCI ACWI Index                                 27.44%    13.20%     11.90%      9.52%      85.84%    207.94%     183.63%
MSCI Emerging Markets Index                     18.20%     9.23%      6.09%      4.11%      55.51%     80.54%      58.76%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 18.28% during the 12-month period covered by this report. During the same period, the MSCI Emerging Markets Index (the
"Benchmark") generated a return of 18.20%. South Korean securities held the largest weight in the Fund at 25.3% while Indian securities generated the largest contribution to the Fund's return at 10.7%. The only negative contribution to the Fund during the period came from investments in Chinese securities, which generated -1.7% to the Fund's return. The Fund's currency exposure resulted in a 0.5% impact on the Fund's performance. On a relative basis, the Fund outperformed the Benchmark. Investments in Brazilian securities were the largest source of outperformance with 0.7% compared to the Benchmark.
Chinese securities generated the largest drag on relative performance with the
Fund underperforming the Benchmark by -0.2% in these securities during the period covered by this report.

-----------------------------
Nasdaq(R) and ISE BICK(TM) Index are registered trademarks and service marks of
Nasdaq, Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                       24.8%
Financials                                   17.4
Information Technology                       14.0
Communication Services                        8.9
Health Care                                   8.1
Materials                                     7.7
Energy                                        5.6
Industrials                                   5.1
Utilities                                     4.3
Consumer Staples                              3.0
Real Estate                                   1.1
                                            ------
   Total                                    100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Tata Motors Ltd., ADR                         2.6%
Reliance Industries Ltd., GDR                 2.5
MakeMyTrip Ltd.                               2.4
State Bank of India, GDR                      2.4
Dr. Reddy's Laboratories Ltd., ADR            2.3
WNS (Holdings) Ltd., ADR                      2.2
Azure Power Global Ltd.                       2.2
ICICI Bank Ltd., ADR                          2.2
Wipro Ltd., ADR                               2.1
Infosys Ltd., ADR                             2.1
                                            ------
   Total                                     23.0%
                                            ======


                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          SEPTEMBER 30, 2011 - SEPTEMBER 30, 2021

            First Trust BICK     ISE BICK(TM)     MSCI ACWI        MSCI Emerging
            Index Fund           Index            Index            Markets Index
            ----------------     ------------     ------------     -------------
9/30/11     $10,000              $10,000          $10,000          $10,000
3/31/12      11,859               11,724           11,991           11,913
9/30/12      10,978               10,924           12,098           11,693
3/31/13      11,178               11,116           13,253           12,119
9/30/13      11,054               11,098           14,243           11,808
3/31/14      11,611               11,709           15,451           11,972
9/30/14      11,930               12,100           15,856           12,316
3/31/15      11,201               11,443           16,289           12,024
9/30/15       9,049                9,189           14,800            9,940
3/31/16       9,732                9,971           15,581           10,577
9/30/16      11,220               11,491           16,569           11,608
3/31/17      12,171               12,525           17,924           12,397
9/30/17      14,264               14,767           19,659           14,214
3/31/18      15,307               15,820           20,571           15,466
9/30/18      13,293               13,939           21,581           14,099
3/31/19      13,823               14,575           21,121           14,340
9/30/19      13,058               13,800           21,878           13,817
3/31/20      10,518               11,231           18,744           11,807
9/30/20      14,895               15,907           24,165           15,273
3/31/21      19,194               20,655           28,981           18,699
9/30/21      17,619               19,114           30,794           18,054


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 21


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX NEXTG ETF (NXTG)

The First Trust Indxx NextG ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx 5G & NextG Thematic Index(SM) (the
"Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "NXTG." The Fund will normally invest at least 90%
of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The
Index is designed to track the performance of companies that have devoted, or have committed to devote, material resources to the research, development and application of fifth generation (5G) and next generation digital cellular technologies as they emerge.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (2/17/11)    Ended     Ended      (2/17/11)
                                                9/30/21   9/30/21   9/30/21    to 9/30/21   9/30/21   9/30/21    to 9/30/21
FUND PERFORMANCE
NAV                                             30.62%    14.41%     14.31%      10.40%      96.01%   280.98%     185.87%
Market Price                                    30.27%    14.49%     14.33%      10.39%      96.70%   281.48%     185.74%

INDEX PERFORMANCE
Indxx 5G & NextG Thematic Index(SM)(1) (2)      32.67%      N/A       N/A         N/A         N/A       N/A         N/A
MSCI World Index(3)                             28.82%    13.74%     12.68%       9.89%      90.37%   229.96%     172.25%
MSCI ACWI Information Technology Index          30.26%    26.21%     20.99%      17.69%     220.24%   571.95%     463.74%
MSCI ACWI Index(3)                              27.44%    13.20%     11.90%       9.15%      85.84%   207.94%     153.37%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

(1)   On May 30, 2019, the Fund's underlying index changed from the Nasdaq CTA
      Smartphone Index(SM) to the Indxx 5G & NextG Thematic Index(SM).
      Therefore, the Fund's performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(3)   On December 31, 2020, the Fund's benchmark changed from the MSCI World
      Index to the MSCI ACWI Index, because the Advisor believes that the MSCI
      ACWI Index better reflects the investment strategies of the Fund.

PERFORMANCE REVIEW

The Fund generated a NAV return of 30.62% during the 12-month period covered by this report. During the same period, the MSCI ACWI Information Technology Index
(the "Benchmark") generated a return of 30.26%. The Semiconductors &
Semiconductor Equipment industry received the greatest allocation of any industry in the Fund, with an average weight during the period of 26.4%.
Investments in this industry performed well and contributed 12.4% to the Fund's return, which was more than any other industry. No industry had a negative contribution to the Fund's return during the period covered by this report. The
Fund's currency exposure had a -0.6% impact on performance. On a relative basis, the Fund outperformed the Benchmark. The industry with the greatest contribution to the Fund's outperformance was the Technology Hardware, Storage & Peripherals
industry. Investments in this industry were underweight in the Fund and caused
2.5% of outperformance for the Fund versus the Benchmark. Meanwhile, the
Diversified Telecommunication Services industry caused the most underperformance for the Fund versus the Benchmark, with a -2.9% contribution to the Fund's underperformance.

-----------------------------
Indxx and the Index are trademarks of Indxx, LLC ("Indxx") and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX NEXTG ETF (NXTG) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       56.7%
Communication Services                       32.3
Real Estate                                   7.8
Consumer Discretionary                        2.2
Industrials                                   1.0
                                            ------
   Total                                    100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
HCL Technologies Ltd.                         1.5%
Tech Mahindra Ltd.                            1.5
Advanced Micro Devices, Inc.                  1.5
United Microelectronics Corp.                 1.4
NVIDIA Corp.                                  1.4
Xilinx, Inc.                                  1.4
Marvell Technology, Inc.                      1.4
NEC Corp.                                     1.3
STMicroelectronics N.V.                       1.3
Tata Consultancy Services Ltd.                1.3
                                            ------
   Total                                     14.0%
                                            ======


                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 SEPTEMBER 30, 2011 - SEPTEMBER 30, 2021

            First Trust Indxx        MSCI World        MSCI ACWI Information     MSCI ACWI
            NextG ETF                Index             Technology Index          Index
            --------------------     -------------     ---------------------     -------------
9/30/11     $10,000                  $10,000           $10,000                   $10,000
3/31/12      12,312                   12,003            12,841                    11,991
9/30/12      10,403                   12,159            12,594                    12,098
3/31/13      12,024                   13,426            12,842                    13,253
9/30/13      14,628                   14,616            14,012                    14,243
3/31/14      16,151                   15,984            15,919                    15,451
9/30/14      16,992                   16,398            17,285                    15,856
3/31/15      18,554                   16,947            18,457                    16,289
9/30/15      16,253                   15,564            17,078                    14,800
3/31/16      17,457                   16,362            18,815                    15,581
9/30/16      19,438                   17,331            20,984                    16,569
3/31/17      21,955                   18,778            23,504                    17,924
9/30/17      24,043                   20,479            27,276                    19,659
3/31/18      25,231                   21,317            30,377                    20,571
9/30/18      24,091                   22,781            33,506                    21,581
3/31/19      23,744                   22,186            32,993                    21,121
9/30/19      24,518                   23,198            35,623                    21,879
3/31/20      22,821                   19,881            35,206                    18,744
9/30/20      29,168                   25,611            51,577                    24,163
3/31/21      36,037                   30,623            60,453                    28,979
9/30/21      38,098                   32,996            67,195                    30,794


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 23


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

The First Trust NASDAQ Global Auto Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq Global Auto Index(SM) (the
"Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "CARZ." The Fund will normally invest at least 90%
of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and was developed by Nasdaq, Inc. (the "Index Provider"). The
Index is designed to track the performance of the largest and most liquid companies engaged in the manufacturing of automobiles. To be eligible for inclusion in the Index, a security must be issued by a company classified as an
"Automobile Manufacturer" by the Industry Classification Benchmark. In addition, a security must be listed on an Index-eligible global stock exchange, as determined by the Index Provider, have a minimum float-adjusted worldwide market capitalization of at least $500 million and a minimum three-month average daily dollar trading volume of $1 million and a minimum free float of 20%.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended      (5/9/11)     Ended     Ended      (5/9/11)
                                                9/30/21   9/30/21   9/30/21    to 9/30/21   9/30/21   9/30/21    to 9/30/21
FUND PERFORMANCE
NAV                                             50.43%    14.02%     11.84%       8.39%      92.72%   206.20%     131.03%
Market Price                                    50.71%    14.22%     11.94%       8.43%      94.43%   208.85%     131.89%

INDEX PERFORMANCE
Nasdaq Global Auto Index(SM)                    52.09%    15.26%     12.71%       9.44%     103.44%   230.83%     155.30%
MSCI World Index                                28.82%    13.74%     12.68%      10.09%      90.37%   229.96%     171.62%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 50.43% during the 12-month period covered by this report. During the same period, the MSCI World Index (the "Benchmark")
generated a return of 28.82%. Tesla, Inc. was the largest holding in the Fund during the period with an 8.0% weight and it also had the largest contribution to the Fund's return at 5.3%. Fisker, Inc. provided the largest negative contribution to the Fund's return during the period at -0.2%. Currency contributed -2.9% to the Fund's return during the period. On a relative basis, the Fund outperformed the Benchmark with Tesla, Inc. providing the largest source of relative outperformance at 3.4%. Subaru Corp. provided the largest drag on relative performance at -1.5% during the period.

-----------------------------
Nasdaq(R), Nasdaq OMX(R), and Nasdaq Global Auto Index(SM) and the Index are
registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY
WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                      100.0%
                                            ------
   Total                                    100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
General Motors Co.                            8.7%
Tesla, Inc.                                   8.5
Daimler AG                                    8.5
Toyota Motor Corp.                            8.2
Honda Motor Co., Ltd.                         8.2
Ford Motor Co.                                4.4
Suzuki Motor Corp.                            4.2
Bayerische Motoren Werke AG                   4.0
Subaru Corp.                                  4.0
Porsche Automobil Holding SE
   (Preference Shares)                        4.0
                                            ------
   Total                                     62.7%
                                            ======


                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       SEPTEMBER 30, 2011 - SEPTEMBER 30, 2021

           First Trust NASDAQ          Nasdaq Global Auto       MSCI World
           Global Auto Index Fund     Index Index(SM)           Index
           ----------------------     ---------------------     ----------
9/30/11    $10,000                    $10,000                   $10,000
3/31/12     12,358                     12,258                    12,003
9/30/12     10,977                     10,935                    12,159
3/31/13     13,532                     13,478                    13,426
9/30/13     17,502                     17,598                    14,616
3/31/14     18,017                     18,191                    15,984
9/30/14     17,343                     17,565                    16,398
3/31/15     18,600                     18,919                    16,947
9/30/15     15,542                     15,818                    15,564
3/31/16     15,673                     16,090                    16,362
9/30/16     15,891                     16,261                    17,331
3/31/17     17,350                     17,947                    18,778
9/30/17     19,619                     20,368                    20,479
3/31/18     20,147                     20,873                    21,317
9/30/18     18,134                     18,990                    22,781
3/31/19     16,551                     17,397                    22,186
9/30/19     16,505                     17,441                    23,200
3/31/20     12,452                     13,259                    19,883
9/30/20     20,355                     21,750                    25,613
3/31/21     30,000                     32,225                    30,626
9/30/21     30,620                     33,082                    32,996


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 25


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CLOUD COMPUTING ETF (SKYY)

The First Trust Cloud Computing ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE CTA Cloud Computing Index(TM) (the
"Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "SKYY." The Fund will normally invest at least 90%
of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned by Nasdaq, Inc. The Index is designed to provide a benchmark for investors interested in tracking companies involved in the cloud computing industry. To be eligible for inclusion in the Index, a security must be issued by a cloud computing company classified by the Consumer Technology Association
("CTA"). A cloud computing company is a company engaged in one or more of the following activities: Infrastructure-as-a-Service, Platform-as-a-Service or
Software-as-a-Service. In addition, securities included in the Index must have a minimum capitalization of $500 million.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended      (7/5/11)     Ended     Ended      (7/5/11)
                                                9/30/21   9/30/21   9/30/21    to 9/30/21   9/30/21   9/30/21    to 9/30/21
FUND PERFORMANCE
NAV                                             34.55%    25.83%     21.19%      17.90%     215.39%   583.15%     439.81%
Market Price                                    34.58%    25.82%     21.18%      17.90%     215.36%   582.65%     439.75%

INDEX PERFORMANCE
ISE CTA Cloud Computing Index(TM)(1)            35.36%    26.41%     21.86%      18.56%     222.80%   622.25%     471.25%
S&P 500(R) Index                                30.00%    16.90%     16.63%      14.39%     118.26%   365.86%     296.02%
S&P Composite 1500(R) Information
   Technology Index                             29.78%    27.88%     22.84%      20.85%     241.94%   682.06%     594.91%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

(1)   On June 24, 2019, the Fund's underlying index changed its methodology and changed its name from "ISE Cloud Computing(TM) Index" to "ISE CTA Cloud
      Computing Index(TM)."

PERFORMANCE REVIEW

The Fund generated a NAV return of 34.55% during the 12-month period covered by this report. During the same period, the S&P 500(R) Index (the "Benchmark")
generated a return of 30.00%. The Fund allocated 84.7% to the Information
Technology sector, which returned 40.7% and contributed 33.9% to the Fund's return. The Fund's allocation to the Consumer Discretionary sector contributed
-2.3% to the Fund's return as a result of its 7.0% allocation and -25.9% return.
On a relative basis, the Fund outperformed the Benchmark. The greatest source of outperformance for the Fund was the investments in the Information Technology sector where the Fund over allocated the well performing sector by 57.4% and outperformed the Benchmark by 11.8%. These two factors led to the Fund earning
9.7% of relative outperformance. The Fund did not have any allocation to the
Financials sector, which had a 59.1% return in the Benchmark. This factor led to a -3.1% drag on relative return.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CLOUD COMPUTING ETF (SKYY) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       86.0%
Consumer Discretionary                        6.6
Communication Services                        6.4
Health Care                                   1.0
                                            ------
   Total                                    100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
DigitalOcean Holdings, Inc.                   4.6%
Rackspace Technology, Inc.                    3.7
MongoDB, Inc.                                 3.6
VMware, Inc., Class A                         3.6
Oracle Corp.                                  3.5
Pure Storage, Inc., Class A                   3.5
Amazon.com, Inc.                              3.4
Microsoft Corp.                               3.4
Arista Networks, Inc.                         3.4
Alphabet, Inc., Class A                       3.3
                                            ------
   Total                                     36.0%
                                            ======


                                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                         SEPTEMBER 30, 2011 - SEPTEMBER 30, 2021

            First Trust Cloud         ISE CTA Cloud               S&P 500(R)     S&P Composite 1500(R)
            Computing ETF             Computing Index(TM)         Index          Information Technology Index
            ---------------------     -----------------------     ----------     ----------------------------
9/30/11     $10,000                   $10,000                     $10,000        $10,000
3/31/12      13,419                    13,454                      12,589         13,211
9/30/12      12,483                    12,561                      13,020         13,161
3/31/13      13,327                    13,454                      14,347         13,147
9/30/13      15,456                    15,648                      15,538         14,313
3/31/14      16,944                    17,211                      17,482         16,493
9/30/14      17,186                    17,514                      18,604         18,179
3/31/15      18,413                    18,821                      19,707         19,417
9/30/15      17,708                    18,149                      18,489         18,623
3/31/16      18,714                    19,278                      20,059         20,793
9/30/16      21,656                    22,376                      21,343         22,874
3/31/17      24,538                    25,200                      23,503         26,081
9/30/17      26,638                    27,440                      25,315         29,425
3/31/18      30,836                    31,863                      26,793         33,083
9/30/18      36,177                    37,512                      29,850         38,370
3/31/19      37,049                    38,559                      29,337         38,017
9/30/18      36,382                    38,027                      31,121         41,587
3/31/20      35,243                    36,928                      27,290         41,450
9/30/20      50,768                    53,365                      35,834         60,268
3/31/21      61,983                    65,361                      42,668         69,585
9/30/21      68,315                    72,225                      46,586         78,206


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 27


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

First Trust International Equity Opportunities ETF (formerly First Trust
International IPO ETF) (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the IPOX(R) International Index (the "Index"). The shares of the
Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol
"FPXI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by IPOX(R)
Schuster LLC (the "Index Provider"). The Index is a market-cap weighted portfolio measuring the performance of the top 50 companies domiciled outside the United States ranked quarterly by market capitalization in the IPOX(R)
Global Composite Index (the "Base Index") and represents, on average, 25% of the total market capitalization of the Base Index, a fully market capitalization-weighted index constructed and managed to provide a broad and objective view of global aftermarket performance of initial public offerings and spin-offs in all world countries (both developed and emerging market countries).


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL           CUMULATIVE
                                                                                   TOTAL RETURNS          TOTAL RETURNS
                                                                      1 Year    5 Years   Inception    5 Years   Inception
                                                                       Ended     Ended    (11/4/14)     Ended    (11/4/14)
                                                                      9/30/21   9/30/21   to 9/30/21   9/30/21   to 9/30/21
FUND PERFORMANCE
NAV                                                                   13.73%    19.47%      12.79%     143.38%    129.56%
Market Price                                                          12.98%    19.30%      12.75%     141.64%    128.98%

INDEX PERFORMANCE
IPOX(R) International Index                                           15.41%    20.60%      13.72%     155.15%    142.97%
MSCI World ex USA Index                                               26.50%     8.88%       6.15%     52.99%      51.04%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 13.73% during the 12-month period covered by this report. During the same period, the MSCI World ex USA Index (the
"Benchmark") generated a return of 26.50%. The Consumer Discretionary sector received the largest Fund allocation with 23.7% of the Fund's weight allocated to securities in this sector. The Health Care sector generated the largest contribution to the Fund's performance with a 4.7% contribution. The sector with the smallest contribution to the Fund's return was the 0.0% generated by the
Real Estate sector. The Fund's currency exposure resulted in a -0.5% impact to the Fund's return. On a relative basis, the Fund underperformed the Benchmark.
The largest source of relative underperformance came from the Consumer
Discretionary sector where the Fund underperformed the Benchmark by -7.0%. The
Fund did, however, outperform the Benchmark by 3.5% in the Health Care sector.

-----------------------------
IPOX(R) and the Index are registered international trademarks and service marks of IPOX(R) Schuster LLC ("IPOX") and have been licensed for use by First Trust.
The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       23.0%
Health Care                                  19.9
Consumer Discretionary                       15.3
Communication Services                       15.2
Financials                                   13.8
Energy                                        6.3
Real Estate                                   2.2
Materials                                     1.6
Utilities                                     1.6
Consumer Staples                              1.1
                                            ------
   Total                                    100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Adyen N.V.                                    8.7%
Sea Ltd., ADR                                 6.8
Saudi Arabian Oil Co.                         6.3
SoftBank Corp.                                6.0
Siemens Healthineers AG                       4.5
Mercari, Inc.                                 4.0
China Merchants Bank Co., Ltd., Class H       3.5
Inmode Ltd.                                   3.1
Dassault Systemes SE                          2.7
Takeda Pharmaceutical Co., Ltd., ADR          2.7
                                            ------
   Total                                     48.3%
                                            ======


                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          NOVEMBER 4, 2014 - SEPTEMBER 30, 2021

            First Trust International     IPOX(R) International  MSCI World
            Equity Opportunities ETF      Index                  ex USA Index
            -------------------------     ------------------     ------------
11/4/14     $10,000                       $10,000                $10,000
3/31/15       9,798                         9,813                 10,252
9/30/15       8,526                         8,522                  9,212
3/31/16       8,864                         8,954                  9,386
9/30/16       9,432                         9,523                  9,872
3/31/17       9,913                        10,072                 10,506
9/30/17      11,952                        12,204                 11,722
3/31/18      12,949                        13,217                 11,951
9/30/18      12,352                        12,713                 12,036
3/31/19      12,308                        12,716                 11,594
9/30/19      12,920                        13,403                 11,922
3/31/20      13,086                        13,684                  9,866
9/30/20      20,185                        21,054                 11,940
3/31/21      23,365                        24,630                 14,391
9/30/21      22,956                        24,297                 15,104


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 29


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

The First Trust Nasdaq Cybersecurity ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq CTA Cybersecurity Index(TM) (the
"Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "CIBR." The Fund will normally invest at least 90%
of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned by Nasdaq, Inc. (the "Index Provider"). The Index Provider
and the Consumer Technology Association ("CTA") have jointly developed the eligibility and selection criteria and rules for the Index. The Index includes securities of companies classified as "cybersecurity" companies by the CTA.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL           CUMULATIVE
                                                                                   TOTAL RETURNS          TOTAL RETURNS
                                                                      1 Year    5 Years   Inception    5 Years   Inception
                                                                       Ended     Ended     (7/6/15)     Ended     (7/6/15)
                                                                      9/30/21   9/30/21   to 9/30/21   9/30/21   to 9/30/21
FUND PERFORMANCE
NAV                                                                   40.50%    20.41%      16.09%     153.14%    153.59%
Market Price                                                          40.39%    20.41%      16.09%     153.08%    153.53%

INDEX PERFORMANCE
Nasdaq CTA Cybersecurity Index(TM)                                    41.43%    21.27%      16.94%     162.30%    165.29%
S&P 500(R) Index                                                      30.00%    16.90%      14.69%     118.26%    135.01%
S&P Composite 1500(R) Information Technology Index                    29.78%    27.88%      24.95%     241.94%    300.98%
---------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 40.50% during the 12-month period covered by this report. During the same period, the S&P Composite 1500(R) Information
Technology Index (the "Benchmark") generated a return of 29.78%. The securities in the Software industry received the largest Fund allocation at 54.8% and this industry also generated the largest contribution to the Fund's return at 22.6%.
The smallest contribution to the Fund's return was 1.6% which came from investments in the Aerospace & Defense industry. The Fund's currency exposure resulted in a 0.1% impact on the Fund's return. On a relative basis, the Fund outperformed the Benchmark. The largest source of relative outperformance was the 7.6% generated by investments in the Software industry. The Fund's lack of investment in the Semiconductors & Semiconductor Equipment industry resulted in a -2.0% drag on relative Fund performance.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       88.7%
Industrials                                  11.3
                                            ------
   Total                                    100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Palo Alto Networks, Inc.                      6.6%
Accenture PLC, Class A                        6.0
Cisco Systems, Inc.                           5.8
Okta, Inc.                                    5.7
Crowdstrike Holdings, Inc., Class A           5.5
Tenable Holdings, Inc.                        3.3
VMware, Inc., Class A                         3.2
Leidos Holdings, Inc.                         3.1
FireEye, Inc.                                 3.1
F5 Networks, Inc.                             3.1
                                            ------
   Total                                     45.4%
                                            ======


                                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                            JULY 6, 2015 - SEPTEMBER 30, 2021

            First Trust Nasdaq        Nasdaq CTA                  S&P 500(R)     S&P Composite 500(R)
            Cybersecurity ETF         Cybersecurity Index(TM)     Index          Information Technology Index
            ---------------------     -----------------------     ----------     ----------------------------
7/6/15      $10,000                   $10,000                     $10,000        $10,000
9/30/15       8,575                     8,585                       9,328          9,547
3/31/16       8,595                     8,645                      10,120         10,659
9/30/16      10,018                    10,113                      10,768         11,726
3/31/17      10,993                    11,137                      11,858         13,370
9/30/17      11,093                    11,276                      12,772         15,084
3/31/18      12,713                    12,943                      13,518         16,959
9/30/18      14,475                    14,808                      15,060         19,669
3/31/19      14,271                    14,642                      14,801         19,488
9/30/19      14,074                    14,493                      15,701         21,318
3/31/20      13,318                    13,794                      13,767         21,250
9/30/20      18,050                    18,758                      18,077         30,898
3/31/21      21,665                    22,591                      21,525         35,674
9/30/21      25,359                    26,529                      23,501         40,098


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 31


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. For certain Funds, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES
SEPTEMBER 30, 2021 (UNAUDITED)

As a shareholder of First Trust STOXX(R) European Select Dividend Index Fund,
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First
Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind
Energy ETF, First Trust Global Engineering and Construction ETF, First Trust
NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust Indxx
Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF,
First Trust BICK Index Fund, First Trust Indxx NextG ETF, First Trust NASDAQ
Global Auto Index Fund, First Trust Cloud Computing ETF, First Trust
International Equity Opportunities ETF or First Trust Nasdaq Cybersecurity ETF
(each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1)
transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This
Example is intended to help you understand your ongoing costs (in U.S. dollars)
of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE      DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH        SIX-MONTH
                                                   APRIL 1, 2021    SEPTEMBER 30, 2021     PERIOD (a)       PERIOD (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)
Actual                                               $1,000.00          $1,015.60             0.58%            $2.93
Hypothetical (5% return before expenses)             $1,000.00          $1,022.16             0.58%            $2.94

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)
Actual                                               $1,000.00          $1,085.40             0.60%            $3.14
Hypothetical (5% return before expenses)             $1,000.00          $1,022.06             0.60%            $3.04

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)
Actual                                               $1,000.00          $1,026.70             0.57%            $2.90
Hypothetical (5% return before expenses)             $1,000.00          $1,022.21             0.57%            $2.89

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)
Actual                                               $1,000.00          $  945.60             0.60%            $2.93
Hypothetical (5% return before expenses)             $1,000.00          $1,022.06             0.60%            $3.04

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)
Actual                                               $1,000.00          $  987.80             0.70%            $3.49
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%            $3.55


                                                                         Page 33


FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
SEPTEMBER 30, 2021 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE      DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH        SIX-MONTH
                                                   APRIL 1, 2021    SEPTEMBER 30, 2021     PERIOD (a)       PERIOD (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)
Actual                                               $1,000.00          $1,082.80             0.61%            $3.18
Hypothetical (5% return before expenses)             $1,000.00          $1,022.01             0.61%            $3.09

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)
Actual                                               $1,000.00          $1,015.40             0.70%            $3.54
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%            $3.55

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)
Actual                                               $1,000.00          $  989.10             0.70%            $3.49
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%            $3.55

FIRST TRUST BICK INDEX FUND (BICK)
Actual                                               $1,000.00          $  917.90             0.64%            $3.08
Hypothetical (5% return before expenses)             $1,000.00          $1,021.86             0.64%            $3.24

FIRST TRUST INDXX NEXTG ETF (NXTG)
Actual                                               $1,000.00          $1,057.30             0.70%            $3.61
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%            $3.55

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)
Actual                                               $1,000.00          $1,020.70             0.70%            $3.55
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%            $3.55

FIRST TRUST CLOUD COMPUTING ETF (SKYY)
Actual                                               $1,000.00          $1,102.10             0.60%            $3.16
Hypothetical (5% return before expenses)             $1,000.00          $1,022.06             0.60%            $3.04

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)
Actual                                               $1,000.00          $  982.50             0.70%            $3.48
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%            $3.55

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)
Actual                                               $1,000.00          $1,170.50             0.60%            $3.26
Hypothetical (5% return before expenses)             $1,000.00          $1,022.06             0.60%            $3.04


(a)   These expense ratios reflect expense caps for certain Funds. See Note 3 in the Notes to Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (April 1,
      2021 through September 30, 2021), multiplied by 183/365 (to reflect the six-month period).


FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.1%
             AUSTRIA -- 3.0%
     143,059 OMV AG (b)                        $     8,614,357
                                               ---------------
             BELGIUM -- 6.5%
     150,402 Ageas S.A./N.V. (b)                     7,447,948
     566,207 Proximus SADP (b)                      11,236,044
                                               ---------------
                                                    18,683,992
                                               ---------------
             FINLAND -- 5.5%
     320,306 Fortum Oyj (b)                          9,726,409
     170,426 Nokian Renkaat Oyj (b)                  6,089,892
                                               ---------------
                                                    15,816,301
                                               ---------------
             FRANCE -- 13.2%
      96,843 Covivio (b)                             8,138,375
     987,911 Orange S.A. (b)                        10,684,086
     110,708 Publicis Groupe S.A. (b)                7,437,095
     403,633 SCOR SE (b)                            11,622,927
                                               ---------------
                                                    37,882,483
                                               ---------------
             GERMANY -- 14.5%
      30,896 Allianz SE (b)                          6,922,092
     510,072 alstria office REIT-AG (b)              9,252,223
      89,929 Deutsche Post AG (b)                    5,639,411
     189,333 Evonik Industries AG (b)                5,936,936
      59,815 Porsche Automobil Holding SE
                (Preference Shares) (b)              5,915,106
     267,448 TAG Immobilien AG (b)                   7,819,706
                                               ---------------
                                                    41,485,474
                                               ---------------
             ITALY -- 11.3%
     265,017 Assicurazioni Generali S.p.A. (b)       5,612,827
     701,136 Poste Italiane S.p.A. (b) (c) (d)       9,627,894
   1,780,168 Snam S.p.A. (b)                         9,847,659
  17,656,271 Telecom Italia S.p.A. (b)               7,124,928
                                               ---------------
                                                    32,213,308
                                               ---------------
             LUXEMBOURG -- 2.7%
     307,573 Grand City Properties S.A. (b)          7,658,943
                                               ---------------
             NETHERLANDS -- 4.4%
     240,281 NN Group N.V. (b)                      12,586,417
                                               ---------------
             SWEDEN -- 3.3%
     641,387 Tele2 AB, Class B (b)                   9,496,842
                                               ---------------
             SWITZERLAND -- 7.7%
     152,570 Holcim Ltd. (b)                         7,351,587
      13,843 Swiss Life Holding AG (b)               6,975,040
      18,500 Zurich Insurance Group AG (b)           7,565,027
                                               ---------------
                                                    21,891,654
                                               ---------------
             UNITED KINGDOM -- 27.0%
     855,152 GlaxoSmithKline PLC (b)                16,139,432
   1,042,448 IG Group Holdings PLC (b)              11,264,930
   3,778,538 Legal & General Group PLC (b)          14,196,300
     319,090 Rio Tinto PLC (b)                      20,917,033
     700,705 SSE PLC (b)                            14,753,439
                                               ---------------
                                                    77,271,134
                                               ---------------
             TOTAL COMMON STOCKS -- 99.1%          283,600,905
             (Cost $259,862,284)               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             MONEY MARKET FUNDS -- 0.1%
     182,972 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (e)              $       182,972
             (Cost $182,972)                   ---------------

             TOTAL INVESTMENTS -- 99.2%            283,783,877
             (Cost $260,045,256) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.8%                  2,246,969
                                               ---------------
             NET ASSETS -- 100.0%              $   286,030,846
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at
      $283,600,905 or 99.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   Rate shown reflects yield as of September 30, 2021.

(f)   Aggregate cost for federal income tax purposes is $261,191,710. As of
      September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $34,215,884 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $11,623,717. The net unrealized appreciation was $22,592,167.

                        See Notes to Financial Statements                Page 35


FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                   VALUE AT         QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2021         PRICES           INPUTS         INPUTS
                --------------------------------------------------------------
Common
  Stocks*       $  283,600,905  $            --  $  283,600,905  $          --
Money Market
  Funds                182,972          182,972              --             --
                --------------------------------------------------------------
Total
  Investments   $  283,783,877  $       182,972  $  283,600,905  $          --
                ==============================================================

* See Portfolio of Investments for country breakout.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
Euro                                                61.6%
British Pound Sterling                              27.2
Swiss Franc                                          7.7
Swedish Krona                                        3.4
United States Dollar                                 0.1
                                                   ------
     Total                                         100.0%
                                                   ======

Page 36                 See Notes to Financial Statements


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 98.9%
             AUSTRALIA -- 3.6%
       8,416 Abacus Property Group (b)         $        21,325
       3,482 APN Industria REIT (b)                      8,627
       5,833 Arena REIT (b)                             17,664
       7,569 Aventus Group (b)                          17,385
     196,196 BGP Holdings
                PLC (b) (c) (d) (e) (f)                      0
       8,865 BWP Trust (b)                              25,332
       8,310 Centuria Industrial REIT (b)               22,095
       8,390 Centuria Office REIT (b)                   15,099
       9,707 Charter Hall Long Wale REIT (b)            34,310
       8,832 Charter Hall Retail REIT (b)               25,041
       5,985 Charter Hall Social
                Infrastructure REIT (b)                 15,348
      25,830 Cromwell Property Group (b)                14,771
      19,613 Dexus (b)                                 150,953
      34,931 GPT Group (The) (b)                       125,818
       5,066 Growthpoint Properties Australia
                Ltd. (b)                                14,837
       2,500 Home Consortium Ltd. (b)                   13,809
       6,915 HomeCo Daily Needs
                REIT (b) (g)                             7,866
       3,140 Hotel Property Investments (b)              7,770
       5,405 Ingenia Communities Group (b)              25,436
       1,712 Lifestyle Communities Ltd. (b)             27,010
      71,722 Mirvac Group (b)                          152,141
      20,777 National Storage REIT (b)                  34,097
      94,557 Scentre Group (b)                         201,252
      19,666 Shopping Centres Australasia
                Property Group (b)                      37,670
      43,491 Stockland (b)                             137,918
      68,691 Vicinity Centres (b)                       81,209
      14,311 Waypoint REIT (b)                          28,071
                                               ---------------
                                                     1,262,854
                                               ---------------
             AUSTRIA -- 0.1%
         756 CA Immobilien Anlagen AG (b)               32,015
                                               ---------------
             BELGIUM -- 1.1%
         654 Aedifica S.A. (b)                          81,647
          94 Ascencio (b)                                5,360
         391 Befimmo S.A. (b)                           15,690
         547 Cofinimmo S.A. (b)                         82,947
         430 Intervest Offices & Warehouses
                N.V. (b)                                11,767
          75 Leasinvest Real Estate S.C.A.               6,168
         223 Montea N.V.                                29,551
         183 Retail Estates N.V. (b)                    13,380
       2,565 Warehouses De Pauw C.V.A. (b)             103,930
         367 Xior Student Housing N.V. (g)              20,724
                                               ---------------
                                                       371,164
                                               ---------------
             BERMUDA -- 0.3%
      21,117 Hongkong Land Holdings Ltd. (b)           100,869
                                               ---------------
             CANADA -- 3.0%
       2,289 Allied Properties Real Estate
                Investment Trust                        72,686

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             CANADA (CONTINUED)
       1,710 Artis Real Estate Investment
                Trust                          $        15,350
         689 Boardwalk Real Estate Investment
                Trust                                   25,725
       3,113 Canadian Apartment Properties
                REIT                                   145,278
       3,915 Chartwell Retirement Residences            37,277
       4,652 Choice Properties Real Estate
                Investment Trust                        52,338
       3,037 Cominar Real Estate Investment
                Trust                                   23,954
       1,745 Crombie Real Estate Investment
                Trust                                   23,944
       3,634 Dream Industrial Real Estate
                Investment Trust                        46,479
         674 Dream Office Real Estate
                Investment Trust                        12,239
       3,943 First Capital Real Estate
                Investment Trust                        54,479
       1,121 Granite Real Estate Investment
                Trust                                   79,725
       5,126 H&R Real Estate Investment
                Trust                                   63,255
       2,347 InterRent Real Estate Investment
                Trust                                   31,001
       1,958 Killam Apartment Real Estate
                Investment Trust                        32,850
       3,368 NorthWest Healthcare Properties
                Real Estate Investment Trust            34,329
       5,763 RioCan Real Estate Investment
                Trust                                   98,461
       2,358 SmartCentres Real Estate
                Investment Trust                        55,217
       2,826 Summit Industrial Income REIT              46,498
       3,676 Tricon Residential, Inc.                   49,048
       1,256 WPT Industrial Real Estate
                Investment Trust                        27,230
                                               ---------------
                                                     1,027,363
                                               ---------------
             CAYMAN ISLANDS -- 1.1%
      36,202 CK Asset Holdings Ltd. (b)                208,877
      30,340 Wharf Real Estate Investment
                Co., Ltd. (b)                          155,884
                                               ---------------
                                                       364,761
                                               ---------------
             FINLAND -- 0.2%
       1,399 Citycon Oyj (b)                            11,211
       3,553 Kojamo Oyj (b)                             73,775
                                               ---------------
                                                        84,986
                                               ---------------
             FRANCE -- 1.0%
         730 Carmila S.A. (b)                           10,898
         912 Covivio (b)                                76,642
         939 Gecina S.A. (b)                           126,329
         593 ICADE (b)                                  46,306
       3,295 Klepierre S.A. (b)                         73,687
       1,138 Mercialys S.A. (b)                         12,090
                                               ---------------
                                                       345,952
                                               ---------------

                        See Notes to Financial Statements                Page 37


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             GERMANY -- 3.6%
       3,242 alstria office REIT-AG (b)        $        58,807
         931 Deutsche EuroShop AG (b)                   18,942
       4,388 Deutsche Wohnen SE (b)                    268,302
       1,286 Hamborner REIT AG (b)                      13,896
       1,328 LEG Immobilien SE (b)                     187,584
       2,299 TAG Immobilien AG (b)                      67,219
         132 TLG Immobilien AG (b)                       4,010
      10,490 Vonovia SE (b)                            629,544
                                               ---------------
                                                     1,248,304
                                               ---------------
             GUERNSEY -- 0.2%
       4,370 BMO Real Estate Investments
                Ltd.                                     4,263
       6,703 Regional REIT Ltd. (b) (g) (h)              7,979
       8,947 Schroder Real Estate Investment
                Trust Ltd.                               5,931
      17,632 Sirius Real Estate Ltd. (b)                30,961
       7,231 Standard Life Investment Property
                Income Trust Ltd. (b)                    6,929
                                               ---------------
                                                        56,063
                                               ---------------
             HONG KONG -- 3.3%
      36,417 Champion REIT (b)                          19,100
      25,157 Fortune Real Estate Investment
                Trust (b)                               25,010
      37,370 Hang Lung Properties Ltd. (b)              85,168
      24,000 Henderson Land Development
                Co., Ltd. (b)                           91,642
      10,646 Hysan Development Co., Ltd.                34,668
      37,864 Link REIT (b)                             324,243
      25,916 New World Development Co.,
                Ltd. (b)                               105,407
      21,382 Prosperity REIT (b)                         8,498
      63,095 Sino Land Co., Ltd. (b)                    84,882
      25,642 Sun Hung Kai Properties Ltd. (b)          320,175
      19,584 Sunlight Real Estate Investment
                Trust                                   11,295
      19,226 Swire Properties Ltd. (b)                  48,031
                                               ---------------
                                                     1,158,119
                                               ---------------
             IRELAND -- 0.1%
      12,068 Hibernia REIT PLC                          16,327
       8,065 Irish Residential Properties REIT
                PLC                                     13,490
                                               ---------------
                                                        29,817
                                               ---------------
             ISRAEL -- 0.2%
       2,592 Amot Investments Ltd. (b)                  18,316
         643 Azrieli Group Ltd. (b)                     57,882
                                               ---------------
                                                        76,198
                                               ---------------
             ITALY -- 0.0%
       1,188 Immobiliare Grande Distribuzione
                SIIQ S.p.A. (b) (e)                      5,373
                                               ---------------
             JAPAN -- 10.3%
          12 Activia Properties, Inc. (b)               49,071
          23 Advance Residence Investment
                Corp.                                   74,810

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             JAPAN (CONTINUED)
       2,123 AEON Mall Co., Ltd. (b)           $        32,665
          28 AEON REIT Investment Corp. (b)             37,618
          11 Comforia Residential REIT, Inc.            33,950
          38 Daiwa House REIT Investment
                Corp. (b)                              111,593
           5 Daiwa Office Investment Corp. (b)          33,743
          35 Daiwa Securities Living
                Investments Corp. (b)                   35,046
           8 Frontier Real Estate Investment
                Corp. (b)                               35,062
          13 Fukuoka REIT Corp. (b)                     19,498
          18 Global One Real Estate
                Investment Corp. (b)                    18,704
          77 GLP J-REIT                                126,748
          12 Hankyu Hanshin REIT, Inc. (b)              17,709
          17 Heiwa Real Estate REIT, Inc. (b)           25,054
           4 Hoshino Resorts REIT, Inc. (b)             26,361
       6,567 Hulic Co., Ltd. (b)                        73,133
          21 Hulic REIT, Inc. (b)                       33,011
          21 Ichigo Office REIT Investment
                Corp. (b)                               16,946
          35 Industrial & Infrastructure Fund
                Investment Corp. (b)                    63,770
          52 Invesco Office J-REIT, Inc. (b)            10,545
          89 Invincible Investment Corp. (b)            34,868
          22 Japan Excellent, Inc. (b)                  26,939
          81 Japan Hotel REIT Investment
                Corp. (b)                               48,626
          16 Japan Logistics Fund, Inc.                 47,585
         125 Japan Metropolitan Fund
                Invest (b)                             120,026
          16 Japan Prime Realty Investment
                Corp. (b)                               57,965
          23 Japan Real Estate Investment
                Corp. (b)                              137,960
           7 Kenedix Office Investment
                Corp. (b)                               48,115
          18 Kenedix Residential Next
                Investment Corp. (b)                    35,081
          10 Kenedix Retail REIT Corp. (b)              25,932
          33 LaSalle Logiport REIT                      55,596
      20,742 Mitsubishi Estate Co., Ltd. (b)           330,271
           7 Mitsubishi Estate Logistics REIT
                Investment Corp. (b)                    30,749
      16,753 Mitsui Fudosan Co., Ltd. (b)              397,966
           9 Mitsui Fudosan Logistics Park,
                Inc.                                    47,711
          29 Mori Hills REIT Investment
                Corp. (b)                               39,296
          18 Mori Trust Sogo REIT, Inc. (b)             23,884
           8 Nippon Accommodations Fund,
                Inc. (b)                                44,821
          27 Nippon Building Fund, Inc. (b)            175,413
          41 Nippon Prologis REIT, Inc. (b)            137,024
           7 NIPPON REIT Investment
                Corp. (b)                               27,222

Page 38                 See Notes to Financial Statements


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             JAPAN (CONTINUED)
       2,120 Nomura Real Estate Holdings,
                Inc. (b)                       $        55,117
          82 Nomura Real Estate Master Fund,
                Inc. (b)                               118,020
          23 NTT UD REIT Investment
                Corp. (b)                               31,608
          47 Orix JREIT, Inc. (b)                       81,797
          74 Sekisui House REIT, Inc. (b)               61,269
          11 SOSiLA Logistics REIT, Inc. (b)            16,348
           4 Starts Proceed Investment
                Corp. (b)                                8,900
       7,179 Sumitomo Realty & Development
                Co., Ltd. (b)                          262,401
       3,550 Tokyo Tatemono Co., Ltd. (b)               56,222
          16 Tokyu REIT, Inc. (b)                       26,528
          54 United Urban Investment
                Corp. (b)                               72,985
                                               ---------------
                                                     3,559,282
                                               ---------------
             JERSEY -- 0.0%
       1,466 Phoenix Spree Deutschland Ltd.              7,605
                                               ---------------
             LUXEMBOURG -- 0.7%
       1,661 ADLER Group S.A. (g) (h)                   28,283
      21,860 Aroundtown S.A. (b)                       150,591
       1,801 Grand City Properties S.A. (b)             44,847
         458 Shurgard Self Storage S.A.                 25,120
                                               ---------------
                                                       248,841
                                               ---------------
             MULTI-NATIONAL -- 0.5%
       2,458 Unibail-Rodamco-
                Westfield (b) (e)                      180,910
                                               ---------------
             NETHERLANDS -- 0.1%
         920 Eurocommercial Properties N.V.             19,656
         344 NSI N.V.                                   12,751
         312 Vastned Retail N.V. (b)                     8,385
         734 Wereldhave N.V. (b)                        10,428
                                               ---------------
                                                        51,220
                                               ---------------
             NEW ZEALAND -- 0.3%
      15,155 Argosy Property Ltd. (b)                   16,875
      19,892 Goodman Property Trust (b)                 33,110
      28,606 Kiwi Property Group Ltd. (b)               22,739
      22,586 Precinct Properties New Zealand
                Ltd. (b)                                26,155
       7,691 Stride Property Group                      12,955
                                               ---------------
                                                       111,834
                                               ---------------
             NORWAY -- 0.1%
       1,625 Entra ASA (g) (h)                          34,854
                                               ---------------
             SINGAPORE -- 3.1%
      10,100 AIMS APAC REIT                             10,711
      23,200 ARA LOGOS Logistics Trust (b)              15,695
      62,156 Ascendas Real Estate Investment
                Trust (b)                              137,003
      32,676 Ascott Residence Trust (b)                 22,126
      78,891 CapitaLand Integrated
                Commercial Trust (b)                   117,473

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             SINGAPORE (CONTINUED)
      46,834 Capitaland Investment Ltd. (e)    $       117,275
      14,467 CDL Hospitality Trusts (b)                 10,992
       8,520 City Developments Ltd. (b)                 43,120
       5,800 Cromwell European Real Estate
                Investment Trust (g)                    17,535
      48,700 ESR-REIT (b)                               16,632
      17,600 Far East Hospitality Trust (b)              8,000
      19,673 Frasers Centrepoint Trust (b)              32,742
      51,364 Frasers Logistics & Commercial
                Trust (b) (g)                           57,303
      22,094 Keppel DC REIT (b)                         40,328
      15,300 Keppel Pacific Oak US REIT (g)             12,011
      38,793 Keppel REIT (b)                            30,201
      16,000 Lendlease Global Commercial
                REIT (b)                                10,230
      26,276 Manulife US Real Estate
                Investment Trust (b) (g)                18,315
      39,966 Mapletree Commercial Trust (b)             60,567
      33,682 Mapletree Industrial Trust (b)             68,831
      52,277 Mapletree Logistics Trust (b)              78,151
      38,900 OUE Commercial Real Estate
                Investment Trust                        13,035
       7,059 Parkway Life Real Estate
                Investment Trust                        24,175
      11,600 Prime US REIT (b) (g)                       9,911
      17,100 SPH REIT (b)                               11,811
      25,700 Starhill Global REIT (b)                   11,804
      37,879 Suntec Real Estate Investment
                Trust (b)                               39,418
       8,915 UOL Group Ltd. (b)                         44,830
                                               ---------------
                                                     1,080,225
                                               ---------------
             SPAIN -- 0.4%
       6,173 Inmobiliaria Colonial Socimi S.A.          59,921
       1,092 Lar Espana Real Estate
                Socimi S.A.                              6,793
       6,044 Merlin Properties Socimi S.A. (b)          61,988
                                               ---------------
                                                       128,702
                                               ---------------
             SWEDEN -- 2.4%
         816 Atrium Ljungberg AB, Class B (b)           17,075
       3,762 Castellum AB (b)                           91,839
         502 Catena AB                                  27,180
         718 Cibus Nordic Real Estate AB                16,977
      11,870 Corem Property Group AB,
                Class B (b)                             31,377
       1,528 Dios Fastigheter AB (b)                    14,876
       4,694 Fabege AB (b)                              70,799
       1,833 Fastighets AB Balder,
                Class B (b) (e)                        110,157
       1,954 Hufvudstaden AB, Class A (b)               29,183
       1,122 K-fast Holding AB (b) (e) (g)               9,271
       3,427 Kungsleden AB (b)                          45,157
       3,310 Nyfosa AB                                  46,808
       1,608 Pandox AB (e)                              25,495
         982 Platzer Fastigheter Holding AB,
                Class B                                 14,807
       3,130 Sagax AB, Class B (b)                      97,606

                        See Notes to Financial Statements                Page 39


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SWEDEN (CONTINUED)
      18,114 Samhallsbyggnadsbolaget i
                Norden AB                      $       100,312
       3,039 Wallenstam AB, Class B (b)                 44,915
       2,416 Wihlborgs Fastigheter AB (b)               48,022
                                               ---------------
                                                       841,856
                                               ---------------
             SWITZERLAND -- 1.0%
         255 Allreal Holding AG                         50,620
          53 Hiag Immobilien Holding AG (b)              5,695
          21 Intershop Holding AG                       13,092
         117 Mobimo Holding AG (b)                      38,836
         161 Peach Property Group AG                    10,573
         784 PSP Swiss Property AG (b)                  94,459
       1,368 Swiss Prime Site AG (b)                   133,627
                                               ---------------
                                                       346,902
                                               ---------------
             UNITED KINGDOM -- 4.4%
       5,687 Aberdeen Standard European
                Logistics Income
                PLC (b) (g) (h)                          8,500
      47,896 Assura PLC (b)                             45,978
       3,077 Big Yellow Group PLC                       57,836
      16,847 British Land (The) Co. PLC (b)            111,790
      13,393 Capital & Counties Properties
                PLC (b)                                 29,760
      11,338 Civitas Social Housing
                PLC (b) (g)                             13,342
       2,843 CLS Holdings PLC (b)                        8,481
       7,063 Custodian REIT PLC (b)                      8,876
       1,836 Derwent London PLC (b)                     85,071
      10,685 Empiric Student Property PLC (e)           12,756
       8,293 GCP Student Living PLC (b)                 23,562
      13,265 Grainger PLC (b)                           54,430
       4,615 Great Portland Estates PLC (b)             46,321
      76,587 Hammerson PLC (b)                          33,047
       1,837 Helical PLC (b)                            10,958
       4,717 Impact Healthcare REIT
                PLC (b) (g)                              7,001
      12,982 Land Securities Group PLC (b)             120,997
      16,041 LondonMetric Property PLC (b)              51,567
      12,741 LXI REIT PLC (b) (g)                       23,600
       5,508 NewRiver REIT PLC                           6,182
      23,899 Primary Health Properties PLC (b)          48,489
       8,482 PRS REIT (The) PLC                         11,429
       3,735 Safestore Holdings PLC                     52,791
      21,813 Segro PLC (b)                             350,401
       5,068 Shaftesbury PLC (b)                        41,375
       9,316 Target Healthcare REIT PLC                 14,410
       6,646 Triple Point Social Housing REIT
                PLC (g) (h)                              8,462
      31,324 Tritax Big Box REIT PLC (b)                89,564
      11,214 Tritax EuroBox PLC (g) (h)                 17,074
       5,798 UNITE Group (The) PLC (b)                  84,794
       2,432 Workspace Group PLC                        27,034
                                               ---------------
                                                     1,505,878
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             UNITED STATES -- 57.8%
       1,570 Acadia Realty Trust               $        32,044
       1,229 Agree Realty Corp.                         81,397
       1,309 Alexander & Baldwin, Inc.                  30,683
       2,806 Alexandria Real Estate Equities,
                Inc.                                   536,142
         902 American Assets Trust, Inc.                33,753
       2,490 American Campus Communities,
                Inc.                                   120,640
       2,140 American Finance Trust, Inc.               17,206
       5,146 American Homes 4 Rent, Class A            196,166
       4,748 Americold Realty Trust                    137,929
       2,842 Apartment Income REIT Corp.               138,718
       2,692 Apartment Investment and
                Management Co., Class A                 18,440
       3,874 Apple Hospitality REIT, Inc.               60,938
       1,091 Armada Hoffler Properties, Inc.            14,587
       2,537 AvalonBay Communities, Inc.               562,301
       2,841 Boston Properties, Inc.                   307,822
       3,066 Brandywine Realty Trust                    41,146
       5,384 Brixmor Property Group, Inc.              119,040
       2,796 Broadstone Net Lease, Inc.                 69,369
       1,770 Camden Property Trust                     261,022
       1,744 CareTrust REIT, Inc.                       35,438
         254 Centerspace                                24,003
       2,072 Columbia Property Trust, Inc.              39,409
         427 Community Healthcare Trust, Inc.           19,296
         796 CoreSite Realty Corp.                     110,278
       2,041 Corporate Office Properties Trust          55,066
       2,696 Cousins Properties, Inc.                  100,534
       3,652 CubeSmart                                 176,939
       2,255 CyrusOne, Inc.                            174,560
       3,780 DiamondRock Hospitality Co. (e)            35,721
       5,107 Digital Realty Trust, Inc.                737,706
       8,768 DigitalBridge Group, Inc. (e)              52,871
       4,289 Diversified Healthcare Trust               14,540
       3,025 Douglas Emmett, Inc.                       95,620
       6,810 Duke Realty Corp.                         325,995
       1,524 Easterly Government Properties,
                Inc.                                    31,486
         719 EastGroup Properties, Inc.                119,807
       2,584 Empire State Realty Trust, Inc.,
                Class A                                 25,918
       1,346 EPR Properties                             66,465
       1,627 Equinix, Inc.                           1,285,542
       2,119 Equity Commonwealth (e)                    55,052
       3,161 Equity LifeStyle Properties, Inc.         246,874
       6,707 Equity Residential                        542,730
       2,116 Essential Properties Realty
                Trust, Inc.                             59,079
       1,179 Essex Property Trust, Inc.                376,973
       2,386 Extra Space Storage, Inc.                 400,824
       1,404 Federal Realty Investment Trust           165,658
       2,340 First Industrial Realty Trust,
                Inc.                                   121,867
       1,375 Four Corners Property Trust, Inc.          36,932
       4,010 Gaming and Leisure Properties,
                Inc.                                   185,743

Page 40                 See Notes to Financial Statements


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
         720 Getty Realty Corp.                $        21,103
       1,825 Global Net Lease, Inc.                     29,236
       2,630 Healthcare Realty Trust, Inc.              78,321
       3,957 Healthcare Trust of America,
                Inc., Class A                          117,365
       9,808 Healthpeak Properties, Inc.               328,372
       1,869 Highwoods Properties, Inc.                 81,974
      12,862 Host Hotels & Resorts, Inc. (e)           210,036
       2,695 Hudson Pacific Properties, Inc.            70,798
       1,899 Independence Realty Trust, Inc.            38,645
       1,174 Industrial Logistics Properties
                Trust                                   29,831
         429 Innovative Industrial Properties,
                Inc.                                    99,172
      10,490 Invitation Homes, Inc.                    402,082
       2,253 JBG SMITH Properties                       66,711
       2,170 Kennedy-Wilson Holdings, Inc.              45,396
       2,111 Kilroy Realty Corp.                       139,769
      10,568 Kimco Realty Corp.                        219,286
       1,507 Kite Realty Group Trust                    30,683
       4,958 Lexington Realty Trust                     63,215
       1,415 Life Storage, Inc.                        162,357
         704 LTC Properties, Inc.                       22,310
       3,865 Macerich (The) Co.                         64,584
       1,587 Mack-Cali Realty Corp. (e)                 27,169
      10,750 Medical Properties Trust, Inc.            215,753
       2,099 Mid-America Apartment
                Communities, Inc.                      391,988
       1,721 Monmouth Real Estate Investment
                Corp.                                   32,097
         790 National Health Investors, Inc.            42,265
       3,177 National Retail Properties, Inc.          137,215
       1,468 National Storage Affiliates Trust          77,496
         403 NexPoint Residential Trust, Inc.           24,938
         865 Office Properties Income Trust             21,910
       4,340 Omega Healthcare Investors, Inc.          130,026
       3,374 Paramount Group, Inc.                      30,332
       4,270 Park Hotels & Resorts, Inc. (e)            81,728
       2,350 Pebblebrook Hotel Trust                    52,664
       3,897 Physicians Realty Trust                    68,665
       2,242 Piedmont Office Realty Trust,
                Inc., Class A                           39,078
      13,424 Prologis, Inc.                          1,683,772
         364 PS Business Parks, Inc.                    57,053
       2,744 Public Storage                            815,242
       7,089 Realty Income Corp.                       459,793
       3,072 Regency Centers Corp.                     206,838
       2,148 Retail Opportunity Investments
                Corp.                                   37,418
       3,877 Retail Properties of America,
                Inc., Class A                           49,936
       2,508 Rexford Industrial Realty, Inc.           142,329
       2,989 RLJ Lodging Trust                          44,417
       1,457 RPT Realty                                 18,591

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             UNITED STATES (CONTINUED)
         972 Ryman Hospitality Properties,
                Inc. (e)                       $        81,356
       3,985 Sabra Health Care REIT, Inc.               58,659
         323 Safehold, Inc.                             23,220
       2,966 Service Properties Trust                   33,249
       5,936 Simon Property Group, Inc.                771,502
       3,132 SITE Centers Corp.                         48,358
       1,217 SL Green Realty Corp.                      86,212
       2,159 Spirit Realty Capital, Inc.                99,400
       2,951 STAG Industrial, Inc.                     115,827
       4,443 STORE Capital Corp.                       142,309
       1,874 Summit Hotel Properties, Inc. (e)          18,047
       2,084 Sun Communities, Inc.                     385,748
       3,935 Sunstone Hotel Investors,
                Inc. (e)                                46,984
       1,849 Tanger Factory Outlet Centers,
                Inc.                                    30,139
       1,256 Terreno Realty Corp.                       79,417
       5,372 UDR, Inc.                                 284,609
         232 Universal Health Realty Income
                Trust                                   12,823
       2,092 Urban Edge Properties                      38,305
       6,915 Ventas, Inc.                              381,777
       4,163 VEREIT, Inc.                              188,292
      10,681 VICI Properties, Inc.                     303,447
       3,191 Vornado Realty Trust                      134,054
       1,530 Washington Real Estate
                Investment Trust                        37,868
       7,693 Welltower, Inc.                           633,903
       3,324 WP Carey, Inc.                            242,785
       2,059 Xenia Hotels & Resorts, Inc. (e)           36,527
                                               ---------------
                                                    20,023,045
                                               ---------------
             TOTAL COMMON STOCKS -- 98.9%           34,284,992
             (Cost $31,071,376)                ---------------

             INVESTMENT COMPANIES (a) -- 0.1%
             GUERNSEY -- 0.1%
       9,429 BMO Commercial Property
                Trust Ltd.                              12,234
       9,970 Picton Property Income Ltd.                12,762
      13,409 UK Commercial Property REIT
                Ltd. (b)                                13,227
                                               ---------------
             TOTAL INVESTMENT COMPANIES
                -- 0.1%                                 38,223
             (Cost $43,521)                    ---------------

             RIGHTS (a) -- 0.0%
             AUSTRALIA -- 0.0%
       1,160 APN Industria REIT, expiring
                10/20/21 (b) (d) (e)                         0
             (Cost $0)                         ---------------

                        See Notes to Financial Statements                Page 41


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             MONEY MARKET FUNDS -- 0.4%
     129,206 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (i)              $       129,206
             (Cost $129,206)                   ---------------

             TOTAL INVESTMENTS -- 99.4%             34,452,421
             (Cost $31,244,103) (j)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.6%                    204,572
                                               ---------------
             NET ASSETS -- 100.0%              $    34,656,993
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at
      $11,802,476 or 34.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(d)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(e)   Non-income producing security.

(f)   This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

(g)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the "1933 Act").

(h)   This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(i)   Rate shown reflects yield as of September 30, 2021.

(j)   Aggregate cost for federal income tax purposes is $32,185,061. As of
      September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $5,896,246 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $3,628,886. The net unrealized appreciation was $2,267,360.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                   VALUE AT         QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2021         PRICES           INPUTS         INPUTS
                --------------------------------------------------------------
Common Stocks:
  Australia     $    1,262,854  $            --  $    1,262,854  $          --**
  Belgium              371,164           56,443         314,721             --
  Canada             1,027,363        1,027,363              --             --
  Guernsey              56,063           10,194          45,869             --
  Hong Kong          1,158,119           45,963       1,112,156             --
  Ireland               29,817           29,817              --             --
  Japan              3,559,282          386,400       3,172,882             --
  Jersey                 7,605            7,605              --             --
  Luxembourg           248,841           53,403         195,438             --
  Netherlands           51,220           32,407          18,813             --
  New Zealand          111,834           12,955          98,879             --
  Norway                34,854           34,854              --             --
  Singapore          1,080,225          194,742         885,483             --
  Spain                128,702           66,714          61,988             --
  Sweden               841,856          231,579         610,277             --
  Switzerland          346,902           74,285         272,617             --
  United
    Kingdom          1,505,878          207,974       1,297,904             --
  United States     20,023,045       20,023,045              --             --
  Other Country
    Categories*      2,439,368               --       2,439,368             --
Investment
  Companies:
  Guernsey              38,223           24,996          13,227             --
Rights*                     --**             --              --**           --
Money Market
  Funds                129,206          129,206              --             --
                --------------------------------------------------------------
Total
  Investments   $   34,452,421  $    22,649,945  $   11,802,476  $          --**
                ==============================================================

*   See Portfolio of Investments for country breakout.
**  Investment is valued at $0.

Level 3 Common Stocks are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments.

Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Page 42                 See Notes to Financial Statements


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                59.0%
Japanese Yen                                        10.3
Euro                                                 8.0
British Pound Sterling                               4.7
Hong Kong Dollar                                     4.4
Australian Dollar                                    3.7
Singapore Dollar                                     3.0
Canadian Dollar                                      2.9
Swedish Krona                                        2.4
Swiss Franc                                          1.0
New Zealand Dollar                                   0.3
Israeli Shekel                                       0.2
Norwegian Krone                                      0.1
                                                   ------
     Total                                         100.0%
                                                   ======

                        See Notes to Financial Statements                Page 43


FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 98.9%
             AUSTRALIA -- 2.1%
     564,026 Fortescue Metals Group Ltd. (b)   $     6,008,022
     146,098 JB Hi-Fi Ltd. (b)                       4,750,325
                                               ---------------
                                                    10,758,347
                                               ---------------
             BELGIUM -- 0.8%
      83,220 Ageas S.A./N.V. (b)                     4,121,077
                                               ---------------
             BERMUDA -- 3.5%
     803,538 CK Infrastructure Holdings
                Ltd. (b)                             4,481,840
   1,546,065 Kerry Properties Ltd. (b)               4,066,858
      99,411 Lazard Ltd., Class A                    4,553,024
     597,748 VTech Holdings Ltd. (b)                 4,346,718
                                               ---------------
                                                    17,448,440
                                               ---------------
             CANADA -- 14.4%
      66,792 Bank of Nova Scotia (The)               4,111,088
     120,686 BCE, Inc.                               6,045,734
      43,637 Canadian Imperial Bank of
                Commerce                             4,857,743
     201,501 Canadian Utilities Ltd., Class A        5,429,677
     179,675 Great-West Lifeco, Inc.                 5,467,136
     186,302 IGM Financial, Inc.                     6,655,744
     306,904 Labrador Iron Ore Royalty Corp.         8,533,996
     124,538 Laurentian Bank of Canada               3,952,651
     177,624 Manulife Financial Corp.                3,418,974
     197,480 Power Corp. of Canada                   6,509,387
     245,268 Shaw Communications, Inc.,
                Class B                              7,129,929
     122,773 TC Energy Corp.                         5,908,923
     200,853 TELUS Corp.                             4,414,770
                                               ---------------
                                                    72,435,752
                                               ---------------
             CAYMAN ISLANDS -- 0.7%
     541,556 CK Hutchison Holdings Ltd. (b)          3,612,791
                                               ---------------
             FINLAND -- 1.1%
     181,037 Fortum Oyj (b)                          5,497,368
                                               ---------------
             FRANCE -- 2.0%
      86,316 Nexity S.A. (b)                         4,104,489
     120,857 TotalEnergies SE (b)                    5,776,697
                                               ---------------
                                                     9,881,186
                                               ---------------
             GERMANY -- 1.4%
      16,337 Allianz SE (b)                          3,660,222
      48,770 BASF SE (b)                             3,697,254
                                               ---------------
                                                     7,357,476
                                               ---------------
             HONG KONG -- 5.1%
   1,311,313 BOC Hong Kong Holdings
                Ltd. (b)                             3,951,537
     162,655 Hang Seng Bank Ltd. (b)                 2,786,088
   1,056,111 Henderson Land Development
                Co., Ltd. (b)                        4,032,675
     895,248 Hysan Development Co., Ltd.             2,915,293
     870,197 New World Development Co.,
                Ltd. (b)                             3,539,314

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             HONG KONG (CONTINUED)
  10,792,890 PCCW Ltd. (b)                     $     5,538,470
     506,762 Swire Pacific Ltd., Class A (b)         2,998,532
                                               ---------------
                                                    25,761,909
                                               ---------------
             ISRAEL -- 1.3%
     363,250 Plus500 Ltd.                            6,803,259
                                               ---------------
             ITALY -- 6.0%
   2,771,974 A2A S.p.A. (b)                          5,680,139
     851,133 Anima Holding S.p.A. (b) (c) (d)        4,055,627
     192,321 Azimut Holding S.p.A. (b)               5,268,332
     269,601 Eni S.p.A. (b)                          3,595,172
     366,622 Poste Italiane S.p.A. (b) (c) (d)       5,034,398
   2,294,288 UnipolSai Assicurazioni
                S.p.A. (b)                           6,432,479
                                               ---------------
                                                    30,066,147
                                               ---------------
             JAPAN -- 6.5%
     206,754 Aozora Bank Ltd. (b)                    5,055,874
     343,600 Haseko Corp. (b)                        4,587,647
     139,476 Idemitsu Kosan Co., Ltd. (b)            3,669,149
     312,270 Japan Tobacco, Inc. (b)                 6,118,699
     146,100 MS&AD Insurance Group
                Holdings, Inc. (b)                   4,886,569
   1,014,000 Resona Holdings, Inc. (b)               4,056,015
     120,200 Sumitomo Mitsui Financial
                Group, Inc. (b)                      4,228,560
                                               ---------------
                                                    32,602,513
                                               ---------------
             JERSEY -- 2.4%
   5,008,717 Centamin PLC (b)                        6,412,119
     135,626 Janus Henderson Group PLC               5,605,422
                                               ---------------
                                                    12,017,541
                                               ---------------
             LUXEMBOURG -- 1.1%
     103,770 APERAM S.A. (b)                         5,752,777
                                               ---------------
             NETHERLANDS -- 2.6%
      32,299 LyondellBasell Industries N.V.,
                Class A                              3,031,261
     109,595 NN Group N.V. (b)                       5,740,813
     235,910 SBM Offshore N.V. (b)                   4,205,829
                                               ---------------
                                                    12,977,903
                                               ---------------
             NEW ZEALAND -- 0.9%
   1,450,361 Spark New Zealand Ltd. (b)              4,771,510
                                               ---------------
             SINGAPORE -- 0.8%
   2,192,036 Singapore Telecommunications
                Ltd. (b)                             3,946,251
                                               ---------------
             SOUTH KOREA -- 12.2%
     829,652 BNK Financial Group, Inc. (b)           6,148,413
     117,819 DB Insurance Co., Ltd. (b)              6,303,748
     704,995 DGB Financial Group, Inc. (b)           5,877,086
     121,044 Hana Financial Group, Inc. (b)          4,705,202
     882,731 Industrial Bank of Korea (b)            7,777,563
      77,270 KB Financial Group, Inc. (b)            3,593,637
      75,415 KT&G Corp. (b)                          5,159,402
   2,050,530 Meritz Securities Co., Ltd. (b)         8,498,037
     158,157 Samsung Securities Co., Ltd. (b)        6,317,748

Page 44                 See Notes to Financial Statements


FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SOUTH KOREA (CONTINUED)
     717,338 Woori Financial Group, Inc. (b)   $     7,001,335
                                               ---------------
                                                    61,382,171
                                               ---------------
             SPAIN -- 10.0%
     209,356 ACS Actividades de Construccion
                y Servicios S.A. (b)                 5,671,157
     325,548 Cia de Distribucion Integral
                Logista Holdings S.A. (b)            6,846,333
     392,021 Enagas S.A. (b)                         8,712,303
   3,438,429 Mapfre S.A. (b)                         7,493,852
     236,237 Naturgy Energy Group S.A. (b)           5,946,287
     363,863 Red Electrica Corp., S.A. (b)           7,299,896
   1,829,274 Telefonica S.A. (b)                     8,583,978
                                               ---------------
                                                    50,553,806
                                               ---------------
             SWEDEN -- 1.0%
   1,185,737 Telia Co., AB (b)                       4,877,804
                                               ---------------
             SWITZERLAND -- 2.7%
      37,235 Helvetia Holding AG (b)                 4,039,321
      60,342 Swiss Re AG (b)                         5,150,201
      10,962 Zurich Insurance Group AG (b)           4,482,585
                                               ---------------
                                                    13,672,107
                                               ---------------
             UNITED KINGDOM -- 7.1%
   1,488,581 abrdn PLC (b)                           5,090,886
     205,580 British American Tobacco
                PLC (b)                              7,185,954
     746,008 Drax Group PLC                          4,842,915
   1,302,340 Jupiter Fund Management
                PLC (b)                              4,364,482
   1,494,119 Legal & General Group PLC (b)           5,613,537
     554,299 Phoenix Group Holdings PLC (b)          4,792,034
      60,690 Rio Tinto PLC (b)                       3,978,360
                                               ---------------
                                                    35,868,168
                                               ---------------
             UNITED STATES -- 13.2%
     141,322 Altria Group, Inc.                      6,432,977
     214,698 AT&T, Inc.                              5,798,993
      48,801 Comerica, Inc.                          3,928,481
     140,913 First Financial Bancorp                 3,298,773
     226,660 H&R Block, Inc.                         5,666,500
     206,537 Huntington Bancshares, Inc.             3,193,062
     506,111 Lumen Technologies, Inc.                6,270,715
      63,031 Marathon Petroleum Corp.                3,895,946
     339,151 Navient Corp.                           6,691,449
     304,517 Northwest Bancshares, Inc.              4,043,986
      49,349 Prudential Financial, Inc.              5,191,515
     232,156 Umpqua Holdings Corp.                   4,701,159
      92,347 Universal Corp.                         4,463,131
     126,811 Unum Group                              3,177,884
                                               ---------------
                                                    66,754,571
                                               ---------------
             TOTAL INVESTMENTS -- 98.9%            498,920,874
             (Cost $467,931,904) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- 1.1%                  5,533,269
                                               ---------------
             NET ASSETS -- 100.0%              $   504,454,143
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at
      $331,979,377 or 65.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   Aggregate cost for federal income tax purposes is $477,258,667. As of
      September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $55,192,454 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $33,530,247. The net unrealized appreciation was $21,662,207.

                        See Notes to Financial Statements                Page 45


FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                   VALUE AT         QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2021         PRICES           INPUTS         INPUTS
                --------------------------------------------------------------
Common Stocks:
  Bermuda       $   17,448,440  $     4,553,024  $   12,895,416  $          --
  Canada            72,435,752       72,435,752              --             --
  Hong Kong         25,761,909        2,915,293      22,846,616             --
  Israel             6,803,259        6,803,259              --             --
  Jersey            12,017,541        5,605,422       6,412,119             --
  Netherlands       12,977,903        3,031,261       9,946,642             --
  United
    Kingdom         35,868,168        4,842,915      31,025,253             --
  United States     66,754,571       66,754,571              --             --
  Other Country
    Categories*    248,853,331               --     248,853,331             --
                --------------------------------------------------------------
Total
  Investments   $  498,920,874  $   166,941,497  $  331,979,377  $          --
                ==============================================================

* See Portfolio of Investments for country breakout.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
Euro                                                24.7%
United States Dollar                                16.0
Canadian Dollar                                     14.5
South Korean Won                                    12.3
British Pound Sterling                               9.8
Hong Kong Dollar                                     8.5
Japanese Yen                                         6.5
Swiss Franc                                          2.7
Australian Dollar                                    2.2
Swedish Krona                                        1.0
New Zealand Dollar                                   1.0
Singapore Dollar                                     0.8
                                                   ------
     Total                                         100.0%
                                                   ======

Page 46                 See Notes to Financial Statements


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.8%
             AUSTRALIA -- 1.1%
   1,040,732 AGL Energy Ltd. (b)               $     4,297,895
                                               ---------------
             BERMUDA -- 0.8%
  25,118,869 Concord New Energy Group
                Ltd. (b)                             3,137,347
                                               ---------------
             CANADA -- 14.0%
     390,773 Boralex, Inc., Class A                 11,538,694
     572,029 Innergex Renewable Energy, Inc.         9,168,000
     833,338 Northland Power, Inc.                  26,185,736
     478,221 TransAlta Renewables, Inc.              7,169,917
                                               ---------------
                                                    54,062,347
                                               ---------------
             CAYMAN ISLANDS -- 0.4%
   1,905,193 China High Speed Transmission
                Equipment Group Co.,
                Ltd. (b) (c)                         1,600,200
                                               ---------------
             CHINA -- 11.9%
   9,859,821 China Datang Corp. Renewable
                Power Co., Ltd., Class H (b)         4,393,066
  13,251,132 China Longyuan Power Group
                Corp., Ltd., Class H (b)            32,515,748
   2,611,198 China Suntien Green Energy
                Corp., Ltd., Class H (b)             2,606,265
   3,049,726 Xinjiang Goldwind Science &
                Technology Co., Ltd.,
                Class H (b)                          6,413,017
                                               ---------------
                                                    45,928,096
                                               ---------------
             DENMARK -- 15.2%
     203,052 Orsted A/S (b) (d) (e)                 26,765,228
     799,272 Vestas Wind Systems A/S (b)            32,065,250
                                               ---------------
                                                    58,830,478
                                               ---------------
             FRANCE -- 2.7%
     563,211 Engie S.A. (b)                          7,368,575
      75,066 Neoen S.A. (b) (c) (d) (e)              3,024,934
                                               ---------------
                                                    10,393,509
                                               ---------------
             GERMANY -- 6.8%
      26,577 Energiekontor AG (b)                    1,848,301
     508,996 Nordex SE (b) (c) (f)                   8,545,025
     206,494 RWE AG (b)                              7,282,683
      94,007 SGL Carbon SE (b) (c)                   1,018,960
     277,985 Siemens Energy AG (b) (c)               7,435,929
                                               ---------------
                                                    26,130,898
                                               ---------------
             GREECE -- 0.8%
     233,564 Terna Energy S.A.                       3,105,890
                                               ---------------
             ITALY -- 4.7%
     885,431 Enel S.p.A. (b)                         6,795,851
     522,215 Falck Renewables S.p.A. (b)             4,059,973
     214,398 Prysmian S.p.A. (b)                     7,488,578
                                               ---------------
                                                    18,344,402
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             JAPAN -- 2.0%
   1,194,510 Toray Industries, Inc. (b)        $     7,590,149
                                               ---------------
             PORTUGAL -- 2.0%
   1,468,804 EDP - Energias de Portugal S.A.         7,715,772
                                               ---------------
             SOUTH KOREA -- 2.3%
     115,246 CS Wind Corp. (b)                       7,432,418
      47,727 Dongkuk Structures &
                Construction Co., Ltd. (b)             240,806
     474,471 Unison Co., Ltd. (b) (c)                1,401,102
                                               ---------------
                                                     9,074,326
                                               ---------------
             SPAIN -- 15.0%
      41,235 Acciona S.A. (b)                        6,855,039
     606,827 EDP Renovaveis S.A.                    15,056,451
     335,603 Endesa S.A. (b)                         6,768,255
     651,060 Iberdrola S.A. (b)                      6,549,923
     891,753 Siemens Gamesa Renewable
                Energy S.A. (b) (c)                 22,665,643
                                               ---------------
                                                    57,895,311
                                               ---------------
             SWEDEN -- 2.4%
      97,358 Eolus Vind AB, Class B (b) (f)          1,727,122
     316,719 SKF AB, Class B (b)                     7,468,620
                                               ---------------
                                                     9,195,742
                                               ---------------
             SWITZERLAND -- 3.6%
     217,828 ABB Ltd. (b)                            7,286,744
      32,633 BKW AG (b)                              3,523,064
       1,581 Gurit Holding AG                        2,961,989
                                               ---------------
                                                    13,771,797
                                               ---------------
             UNITED KINGDOM -- 2.0%
     359,005 SSE PLC (b)                             7,558,899
                                               ---------------
             UNITED STATES -- 12.1%
     132,684 Alliant Energy Corp.                    7,427,650
      40,695 American Superconductor
                Corp. (c)                              593,333
      64,680 Arcosa, Inc.                            3,244,996
      77,067 Duke Energy Corp.                       7,520,969
      76,519 General Electric Co.                    7,883,753
     120,455 Hexcel Corp. (c)                        7,153,822
      96,034 NextEra Energy, Inc.                    7,540,590
     155,191 TPI Composites, Inc. (c)                5,237,696
                                               ---------------
                                                    46,602,809
                                               ---------------
             TOTAL COMMON STOCKS -- 99.8%      $   385,235,867
             (Cost $354,388,566)               ---------------

                        See Notes to Financial Statements                Page 47


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

 PRINCIPAL
   VALUE     DESCRIPTION                                 VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.6%
$     65,882 Bank of America Corp.,
                0.05% (g), dated 09/30/21, due
                10/01/21, with a maturity
                value of $65,882.
                Collateralized by U.S.
                Treasury Securities, interest
                rates of 0.125%  to 0.625%,
                due 01/15/24 to 01/15/30. The
                value of the collateral
                including accrued interest is
                $67,200. (h)                   $        65,882
   1,029,716 Citigroup, Inc., 0.05% (g), dated
                09/30/21, due 10/01/21, with a
                maturity value of $1,029,717.
                Collateralized by U.S.
                Treasury Securities, interest
                rates of 0.000% to 6.000%, due
                10/07/21 to 08/15/51. The
                value of the collateral
                including accrued interest is
                $1,050,310. (h)                      1,029,716
   1,029,716 JPMorgan Chase & Co.,
                0.05% (g), dated 09/30/21, due
                10/01/21, with a maturity
                value of $1,029,717.
                Collateralized by U.S.
                Treasury Securities, interest
                rates of 0.500% to 2.875%, due
                02/15/23 to 04/30/26. The
                value of the collateral
                including accrued interest is
                $1,050,310. (h)                      1,029,716
                                               ---------------
             TOTAL REPURCHASE AGREEMENTS
                -- 0.6%                              2,125,314
             (Cost $2,125,314)                 ---------------

             TOTAL INVESTMENTS -- 100.4%           387,361,181
             (Cost $356,513,880) (i)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.4)%               (1,440,925)
                                               ---------------
             NET ASSETS -- 100.0%              $   385,920,256
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at
      $255,730,609 or 66.3% of net assets Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act. (f) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
      The aggregate value of such securities is $1,951,399 and the total value of the collateral held by the Fund is $2,125,314.

(g)   Rate shown reflects yield as of September 30, 2021.

(h)   This security serves as collateral for securities on loan.

(i)   Aggregate cost for federal income tax purposes is $359,686,414. As of
      September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $66,706,696 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $39,031,929. The net unrealized appreciation was $27,674,767.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                   VALUE AT         QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2021         PRICES           INPUTS         INPUTS
                --------------------------------------------------------------
Common Stocks:
  Canada        $   54,062,347  $    54,062,347  $           --  $          --
  Greece             3,105,890        3,105,890              --             --
  Portugal           7,715,772        7,715,772              --             --
  Spain             57,895,311       15,056,451      42,838,860             --
  Switzerland       13,771,797        2,961,989      10,809,808             --
  United States     46,602,809       46,602,809              --             --
  Other Country
    Categories*    202,081,941               --     202,081,941             --
Repurchase
  Agreements         2,125,314               --       2,125,314             --
                --------------------------------------------------------------
Total
  Investments   $  387,361,181  $   129,505,258  $  257,855,923  $          --
                ==============================================================

* See Portfolio of Investments for country breakout.

Page 48                 See Notes to Financial Statements


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     1,951,399
Non-cash Collateral(2)                              (1,951,399)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At September 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $     2,125,314
Non-cash Collateral(4)                              (2,125,314)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At September 30, 2021, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
Euro                                                31.9%
Danish Krone                                        15.2
Canadian Dollar                                     14.0
Hong Kong Dollar                                    13.1
United States Dollar                                12.6
Swiss Franc                                          3.5
Swedish Krona                                        2.4
South Korean Won                                     2.3
Japanese Yen                                         2.0
British Pound Sterling                               1.9
Australian Dollar                                    1.1
                                                   ------
     Total                                         100.0%
                                                   ======

                        See Notes to Financial Statements                Page 49


FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.6%
             AUSTRALIA -- 3.0%
       8,073 CIMIC Group Ltd. (b)              $       112,765
      44,324 Downer EDI Ltd. (b)                       202,029
       1,727 Monadelphous Group Ltd. (b)                11,149
                                               ---------------
                                                       325,943
                                               ---------------
             CANADA -- 5.2%
       3,057 Aecon Group, Inc.                          46,268
       8,454 SNC-Lavalin Group, Inc.                   234,811
       5,912 Stantec, Inc.                             277,723
                                               ---------------
                                                       558,802
                                               ---------------
             CAYMAN ISLANDS -- 1.0%
     120,326 China State Construction
                International Holdings
                Ltd. (b)                               105,051
                                               ---------------
             CHINA -- 1.8%
     386,901 China Railway Group Ltd.,
                Class H (b)                            192,025
                                               ---------------
             FINLAND -- 0.1%
       3,197 YIT OYJ (b)                                16,892
                                               ---------------
             FRANCE -- 9.4%
       8,719 Bouygues S.A. (b)                         360,681
       2,983 Eiffage S.A. (b)                          301,481
       3,364 Vinci S.A. (b)                            349,885
                                               ---------------
                                                     1,012,047
                                               ---------------
             GERMANY -- 2.0%
       2,663 HOCHTIEF AG (b)                           212,311
                                               ---------------
             IRELAND -- 3.6%
       3,857 Kingspan Group PLC (b)                    384,732
                                               ---------------
             ITALY -- 0.5%
      21,943 Webuild S.p.A. (b) (c)                     55,657
                                               ---------------
             JAPAN -- 29.5%
      35,100 Chiyoda Corp. (b) (c) (d)                 122,955
       9,100 COMSYS Holdings Corp. (b) (c)             240,048
      25,500 JGC Holdings Corp. (b)                    237,200
      21,400 Kajima Corp. (b)                          274,232
       3,200 Kandenko Co., Ltd. (b)                     26,456
      11,000 Kinden Corp. (b)                          185,477
       3,370 Kumagai Gumi Co., Ltd. (b)                 87,205
       9,600 Kyowa Exeo Corp. (b)                      235,329
      16,600 Maeda Corp. (b) (e)                       134,089
       4,100 Nippo Corp. (b)                           146,932
       4,520 Nishimatsu Construction Co.,
                Ltd. (b) (c)                           139,841
      33,600 Obayashi Corp. (b)                        276,957
       2,300 Okumura Corp. (b)                          61,485
      22,400 Penta-Ocean Construction Co.,
                Ltd. (b)                               152,062
       2,400 Raito Kogyo Co., Ltd. (b)                  42,310
      35,400 Shimizu Corp. (b)                         264,981
       3,600 SHO-BOND Holdings Co.,
                Ltd. (b)                               159,516
       8,900 Taisei Corp. (b) (c)                      285,172
      16,700 Toda Corp. (b) (c)                        116,605
                                               ---------------
                                                     3,188,852
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             NETHERLANDS -- 4.0%
       4,076 Arcadis N.V. (b)                  $       203,586
       4,805 Boskalis Westminster (b)                  146,270
      24,641 Koninklijke BAM Groep
                N.V. (b) (d)                            78,376
                                               ---------------
                                                       428,232
                                               ---------------
             NORWAY -- 0.5%
       4,421 Veidekke ASA (b)                           54,044
                                               ---------------
             PHILIPPINES -- 0.7%
      13,300 Manila Electric Co. (b)                    77,478
                                               ---------------
             SOUTH KOREA -- 3.8%
      29,039 Daewoo Engineering &
                Construction Co., Ltd. (b) (d)         163,894
       6,872 GS Engineering & Construction
                Corp. (b)                              244,789
                                               ---------------
                                                       408,683
                                               ---------------
             SPAIN -- 3.4%
      10,145 ACS Actividades de Construccion
                y Servicios S.A. (b)                   274,814
      36,615 Sacyr S.A. (b)                             89,977
         459 Tecnicas Reunidas S.A. (b) (d)              4,340
                                               ---------------
                                                       369,131
                                               ---------------
             SWEDEN -- 5.0%
       5,824 NCC AB, Class B (b)                        91,745
      14,342 Peab AB, Class B (b)                      148,308
      11,950 Skanska AB, Class B (b)                   299,797
                                               ---------------
                                                       539,850
                                               ---------------
             UNITED KINGDOM -- 1.6%
      47,729 Balfour Beatty PLC (b)                    173,309
                                               ---------------
             UNITED STATES -- 24.5%
       5,372 AECOM (d)                                 339,242
       3,342 Dycom Industries, Inc. (d)                238,084
       2,404 EMCOR Group, Inc.                         277,374
      14,604 Fluor Corp. (d)                           233,226
       4,245 Granite Construction, Inc.                167,890
       2,644 Jacobs Engineering Group, Inc.            350,409
       7,926 KBR, Inc.                                 312,284
       2,946 MasTec, Inc. (d)                          254,181
       3,870 Quanta Services, Inc.                     440,483
       2,128 Tutor Perini Corp. (d)                     27,621
                                               ---------------
                                                     2,640,794
                                               ---------------
             TOTAL COMMON STOCKS -- 99.6%           10,743,833
             (Cost $9,747,563)                 ---------------

             WARRANTS (a) -- 0.0%
             ITALY -- 0.0%
       1,985 Webuild S.p.A., expiring
                8/2/30 (b) (c) (d) (e)                   2,469
             (Cost $0)                         ---------------

Page 50                 See Notes to Financial Statements


FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             MONEY MARKET FUNDS -- 3.9%
     425,639 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (f) (g)                  $       425,639
             (Cost $425,639)                   ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                                 VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 4.1%
$    441,627 BNP Paribas S.A., 0.03% (f),
                dated 09/30/21, due 10/01/21,
                with a maturity value of
                $441,628. Collateralized by
                U.S. Treasury Notes, interest
                rates of 0.375% to 0.750%, due
                04/15/24 to 01/31/28. The
                value of the collateral
                including accrued interest is
                $452,845. (g)                          441,627
             (Cost $441,627)                   ---------------

             TOTAL INVESTMENTS -- 107.6%            11,613,568
             (Cost $10,614,829) (h)
             NET OTHER ASSETS AND
                LIABILITIES -- (7.6)%                 (823,935)
                                               ---------------
             NET ASSETS -- 100.0%              $    10,789,633
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at
      $7,546,706 or 69.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $824,090 and the total value of the collateral held by the Fund is $867,266.

(d)   Non-income producing security.

(e)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(f)   Rate shown reflects yield as of September 30, 2021.

(g)   This security serves as collateral for securities on loan.

(h)   Aggregate cost for federal income tax purposes is $10,774,496. As of
      September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $2,200,970 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $1,361,898. The net unrealized appreciation was $839,072.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                   VALUE AT         QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2021         PRICES           INPUTS         INPUTS
                --------------------------------------------------------------
Common Stocks:
  Canada        $      558,802  $       558,802  $           --  $          --
  United States      2,640,794        2,640,794              --             --
  Other Country
    Categories*      7,544,237               --       7,544,237             --
Warrant*                 2,469               --           2,469             --
Money Market
  Funds                425,639          425,639              --             --
Repurchase
  Agreements           441,627               --         441,627             --
                --------------------------------------------------------------
Total
  Investments   $   11,613,568  $     3,625,235  $    7,988,333  $          --
                ==============================================================

* See Portfolio of Investments for country breakout.

                        See Notes to Financial Statements                Page 51


FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $       824,090
Non-cash Collateral(2)                                (824,090)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At September 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $       441,627
Non-cash Collateral(4)                                (441,627)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At September 30, 2021, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                30.2%
Japanese Yen                                        27.4
Euro                                                21.4
Canadian Dollar                                      4.8
Swedish Krona                                        4.6
South Korean Won                                     3.5
Australian Dollar                                    2.8
Hong Kong Dollar                                     2.6
British Pound Sterling                               1.5
Philippine Peso                                      0.7
Norwegian Krone                                      0.5
                                                   ------
     Total                                         100.0%
                                                   ======

Page 52                 See Notes to Financial Statements


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             BELGIUM -- 3.3%
     152,909 Elia Group S.A./N.V. (b)          $    18,272,604
                                               ---------------
             CANADA -- 0.3%
      29,516 Fortis, Inc.                            1,309,414
       3,166 Stella-Jones, Inc.                        106,608
                                               ---------------
                                                     1,416,022
                                               ---------------
             CAYMAN ISLANDS -- 0.1%
   1,110,653 Wasion Holdings Ltd. (b)                  374,782
                                               ---------------
             CHINA -- 0.3%
      51,865 BYD Co., Ltd., Class H (b)              1,612,089
                                               ---------------
             DENMARK -- 0.8%
     101,830 NKT A/S (b) (c)                         4,423,440
                                               ---------------
             FRANCE -- 8.2%
     115,932 Engie S.A. (b)                          1,516,756
       1,729 Nexans S.A. (b)                           161,218
     262,465 Schneider Electric SE (b)              43,714,449
                                               ---------------
                                                    45,392,423
                                               ---------------
             GERMANY -- 2.1%
     140,634 E. ON SE (b)                            1,716,530
         529 PSI Software AG (b)                        22,920
      46,855 Siemens AG (b)                          7,663,157
      45,221 SMA Solar Technology AG (b) (d)         1,934,480
                                               ---------------
                                                    11,337,087
                                               ---------------
             IRELAND -- 17.5%
     278,431 Eaton Corp. PLC                        41,572,533
     626,689 Johnson Controls International
                PLC                                 42,664,987
     370,437 nVent Electric PLC                     11,976,228
                                               ---------------
                                                    96,213,748
                                               ---------------
             ITALY -- 8.2%
     420,309 Enel S.p.A. (b)                         3,225,952
     603,582 Prysmian S.p.A. (b)                    21,082,150
   2,965,250 Terna Rete Elettrica Nazionale
                S.p.A. (b)                          21,043,730
                                               ---------------
                                                    45,351,832
                                               ---------------
             JAPAN -- 2.2%
       4,535 GS Yuasa Corp. (b)                        102,538
      60,624 Hitachi Ltd. (b)                        3,586,559
      95,999 Meidensha Corp. (b)                     2,115,263
      16,853 NEC Corp. (b)                             913,281
      15,625 NGK Insulators Ltd. (b)                   264,862
     125,390 Nissin Electric Co., Ltd. (b)           1,534,190
     100,126 Osaki Electric Co., Ltd. (b)              496,269
     153,770 Panasonic Corp. (b)                     1,906,041
      25,000 Takaoka Toko Co., Ltd. (b)                325,493
      21,486 Toshiba Corp. (b)                         904,368
                                               ---------------
                                                    12,148,864
                                               ---------------
             JERSEY -- 8.3%
     308,011 Aptiv PLC (c)                          45,884,399
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             NETHERLANDS -- 1.5%
      51,535 Alfen Beheer BV (b) (c) (e) (f)   $     5,439,549
      14,447 NXP Semiconductors N.V.                 2,829,734
       3,947 STMicroelectronics N.V. (d)               172,208
                                               ---------------
                                                     8,441,491
                                               ---------------
             PORTUGAL -- 0.5%
     837,859 REN - Redes Energeticas
                Nacionais SGPS S.A. (b)              2,476,306
                                               ---------------
             SOUTH KOREA -- 3.7%
      34,269 Samsung SDI Co., Ltd. (b)              20,449,003
                                               ---------------
             SPAIN -- 3.7%
   1,025,643 Red Electrica Corp., S.A. (b)          20,576,667
                                               ---------------
             SWITZERLAND -- 8.3%
   1,265,952 ABB Ltd. (b)                           42,348,403
      50,689 Landis+Gyr Group AG (b)                 3,255,515
                                               ---------------
                                                    45,603,918
                                               ---------------
             TAIWAN -- 0.1%
      30,020 Advantech Co., Ltd. (b)                   391,222
                                               ---------------
             UNITED KINGDOM -- 0.7%
     210,702 National Grid PLC (b)                   2,510,666
      59,468 SSE PLC (b)                             1,252,107
                                               ---------------
                                                     3,762,773
                                               ---------------
             UNITED STATES -- 30.1%
      78,193 Advanced Energy Industries,
                Inc.                                 6,861,436
      32,140 AES (The) Corp.                           733,756
      57,724 American Superconductor
                Corp. (c)                              841,616
      31,306 Analog Devices, Inc.                    5,243,129
       2,424 Arcosa, Inc.                              121,612
       1,178 AZZ, Inc.                                  62,670
       2,275 Belden, Inc.                              132,542
     198,564 Cisco Systems, Inc.                    10,807,839
       1,518 Digi International, Inc. (c)               31,908
      37,447 Emerson Electric Co.                    3,527,507
       2,397 EnerSys                                   178,433
     134,913 Enphase Energy, Inc. (c)               20,232,903
       1,223 ESCO Technologies, Inc.                    94,171
       3,715 Generac Holdings, Inc. (c)              1,518,209
      59,131 General Electric Co.                    6,092,267
      43,244 Honeywell International, Inc.           9,179,836
       2,964 Hubbell, Inc.                             535,506
      56,146 International Business Machines
                Corp.                                7,800,364
      79,318 Itron, Inc. (c)                         5,998,820
       2,979 MasTec, Inc. (c)                          257,028
      30,776 MYR Group, Inc. (c)                     3,062,212
      52,353 NVIDIA Corp.                           10,845,448
     103,184 Oracle Corp.                            8,990,422
     229,561 Quanta Services, Inc.                  26,128,633
      80,884 SolarEdge Technologies, Inc. (c)       21,452,054
      15,929 Tesla, Inc. (c)                        12,352,621
      14,657 Trimble, Inc. (c)                       1,205,538
       1,234 Valmont Industries, Inc.                  290,138

                        See Notes to Financial Statements                Page 53


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
       2,619 WESCO International, Inc. (c)     $       302,023
      24,477 Willdan Group, Inc. (c)                   871,136
                                               ---------------
                                                   165,751,777
                                               ---------------
             TOTAL COMMON STOCKS -- 99.9%          549,880,447
             (Cost $499,208,576)               ---------------

             MONEY MARKET FUNDS -- 0.2%
     976,453 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (g) (h)                          976,453
             (Cost $976,453)                   ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                                 VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.2%
$  1,013,131 BNP Paribas S.A., 0.03% (g),
                dated 09/30/21, due 10/01/21,
                with a maturity value of
                $1,013,132. Collateralized by
                U.S. Treasury Notes, interest
                rates of 0.375% to 0.750%, due
                04/15/24 to 01/31/28. The
                value of the collateral
                including accrued interest is
                $1,038,866. (h)                      1,013,131
             (Cost $1,013,131)                 ---------------

             TOTAL INVESTMENTS -- 100.3%           551,870,031
             (Cost $501,198,160) (i)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.3)%               (1,607,536)
                                               ---------------
             NET ASSETS -- 100.0%              $   550,262,495
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at
      $237,612,559 or 43.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,880,610 and the total value of the collateral held by the Fund is $1,989,584.

(e)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(g)   Rate shown reflects yield as of September 30, 2021.

(h)   This security serves as collateral for securities on loan.

(i)   Aggregate cost for federal income tax purposes is $505,698,182. As of
      September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $63,355,586 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $17,183,737. The net unrealized appreciation was $46,171,849.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                   VALUE AT         QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2021         PRICES           INPUTS         INPUTS
                --------------------------------------------------------------
Common Stocks:
  Canada        $    1,416,022  $     1,416,022  $           --  $          --
  Ireland           96,213,748       96,213,748              --             --
  Jersey            45,884,399       45,884,399              --             --
  Netherlands        8,441,491        3,001,942       5,439,549             --
  United States    165,751,777      165,751,777              --             --
  Other Country
    Categories*    232,173,010               --     232,173,010             --
Money Market
  Funds                976,453          976,453              --             --
Repurchase
  Agreements         1,013,131               --       1,013,131             --
                --------------------------------------------------------------
Total
  Investments   $  551,870,031  $   313,244,341  $  238,625,690  $          --
                ==============================================================

* See Portfolio of Investments for country breakout.

Page 54                 See Notes to Financial Statements


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     1,880,610
Non-cash Collateral(2)                              (1,880,610)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At September 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $     1,013,131
Non-cash Collateral(4)                              (1,013,131)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At September 30, 2021, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                56.7%
Euro                                                27.0
Swiss Franc                                          8.3
South Korean Won                                     3.7
Japanese Yen                                         2.2
Danish Krone                                         0.8
British Pound Sterling                               0.7
Hong Kong Dollar                                     0.3
Canadian Dollar                                      0.2
New Taiwan Dollar                                    0.1
                                                   ------
     Total                                         100.0%
                                                   ======

                        See Notes to Financial Statements                Page 55


FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 98.2%
             AUSTRALIA -- 6.6%
     133,681 Beach Energy Ltd. (b)             $       142,770
     147,549 Evolution Mining Ltd. (b)                 373,081
     128,993 Fortescue Metals Group Ltd. (b)         1,374,037
      13,987 Mineral Resources Ltd. (b)                443,893
      59,236 St Barbara Ltd. (b)                        57,090
                                               ---------------
                                                     2,390,871
                                               ---------------
             BERMUDA -- 1.6%
      68,110 China Water Affairs Group
                Ltd. (b)                                76,101
     340,266 Kunlun Energy Co., Ltd. (b)               354,295
     131,103 Nine Dragons Paper Holdings
                Ltd. (b)                               160,028
                                               ---------------
                                                       590,424
                                               ---------------
             BRAZIL -- 16.4%
      16,239 Cia de Saneamento de Minas
                Gerais-COPASA                           41,181
     284,475 Petroleo Brasileiro S.A., ADR           2,941,472
       7,636 SLC Agricola S.A.                          64,136
     208,157 Vale S.A., ADR                          2,903,790
                                               ---------------
                                                     5,950,579
                                               ---------------
             CANADA -- 5.0%
      28,072 Nutrien Ltd.                            1,819,908
                                               ---------------
             CAYMAN ISLANDS -- 0.2%
     104,559 Lee & Man Paper Manufacturing
                Ltd. (b)                                76,424
                                               ---------------
             CHINA -- 2.8%
     168,990 China Coal Energy Co., Ltd.,
                Class H (b)                            128,233
     290,314 China Shenhua Energy Co., Ltd.,
                Class H (b)                            676,271
     115,059 Yanzhou Coal Mining Co., Ltd.,
                Class H (b)                            216,970
                                               ---------------
                                                     1,021,474
                                               ---------------
             FRANCE -- 5.1%
       2,946 Imerys S.A. (b)                           126,923
      56,852 Veolia Environnement S.A. (b)           1,737,152
                                               ---------------
                                                     1,864,075
                                               ---------------
             INDIA -- 2.0%
       1,056 Bayer CropScience Ltd. (b)                 75,192
     182,997 Coal India Ltd. (b)                       454,751
      97,814 NMDC Ltd. (b)                             187,156
                                               ---------------
                                                       717,099
                                               ---------------
             INDONESIA -- 0.4%
   1,205,122 Adaro Energy Tbk PT (b)                   147,318
                                               ---------------
             IRELAND -- 3.2%
      22,082 Smurfit Kappa Group PLC (b)             1,162,578
                                               ---------------
             JAPAN -- 0.2%
      11,226 Itoham Yonekyu Holdings,
                Inc. (b)                                73,340
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             LUXEMBOURG -- 0.6%
       4,055 APERAM S.A. (b)                   $       224,800
                                               ---------------
             MALAYSIA -- 0.4%
      36,600 PPB Group Bhd                             160,510
                                               ---------------
             NORWAY -- 1.8%
      12,801 Yara International ASA (b)                634,114
                                               ---------------
             PORTUGAL -- 0.2%
      17,815 Navigator (The) Co., S.A. (b)              62,686
                                               ---------------
             SOUTH AFRICA -- 3.6%
       9,007 African Rainbow Minerals
                Ltd. (b)                               114,965
      21,060 Exxaro Resources Ltd.                     225,204
      69,945 Impala Platinum Holdings Ltd. (b)         788,270
       4,817 Kumba Iron Ore Ltd. (b)                   158,262
                                               ---------------
                                                     1,286,701
                                               ---------------
             SWEDEN -- 2.0%
      23,073 Boliden AB (b)                            738,808
                                               ---------------
             TAIWAN -- 0.7%
      60,012 Taiwan Fertilizer Co., Ltd. (b)           145,321
      89,531 YFY, Inc. (b)                             108,762
                                               ---------------
                                                       254,083
                                               ---------------
             THAILAND -- 0.1%
     112,450 TTW PCL                                    39,217
                                               ---------------
             UNITED KINGDOM -- 25.8%
      65,113 BHP Group PLC, ADR (c)                  3,300,578
      43,377 Ferrexpo PLC (b)                          190,131
      41,505 Mondi PLC (b)                           1,017,121
      50,887 Rio Tinto PLC, ADR (c)                  3,400,269
      20,259 Severn Trent PLC (b)                      709,250
      57,593 United Utilities Group PLC (b)            749,593
                                               ---------------
                                                     9,366,942
                                               ---------------
             UNITED STATES -- 19.5%
       2,651 Andersons (The), Inc.                      81,730
      28,414 Archer-Daniels-Midland Co.              1,705,124
      33,642 Cabot Oil & Gas Corp.                     732,050
      18,370 CF Industries Holdings, Inc.            1,025,414
      29,097 International Paper Co.                 1,627,104
       2,349 SJW Group                                 155,175
      22,335 Tyson Foods, Inc., Class A              1,763,125
                                               ---------------
                                                     7,089,722
                                               ---------------
             TOTAL COMMON STOCKS -- 98.2%           35,671,673
             (Cost $38,074,762)                ---------------

             MONEY MARKET FUNDS -- 7.7%
   2,785,792 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (d) (e)                        2,785,792
             (Cost $2,785,792)                 ---------------

Page 56                 See Notes to Financial Statements


FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

 PRINCIPAL
   VALUE     DESCRIPTION                                 VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 8.0%
$  2,890,436 BNP Paribas S.A, 0.03% (d),
                dated 09/30/21, due 10/01/21,
                with a maturity value of
                $2,890,438. Collateralized by
                U.S. Treasury Notes, interest
                rates of 0.375% to 0.750%, due
                04/15/24 to 01/31/28. The
                value of the collateral
                including accrued interest is
                $2,963,856. (e)                $     2,890,436
             (Cost $2,890,436)                 ---------------

             TOTAL INVESTMENTS -- 113.9%            41,347,901
             (Cost $43,750,990) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (13.9)%              (5,036,160)
                                               ---------------
             NET ASSETS -- 100.0%              $    36,311,741
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at
      $13,685,686 or 37.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $5,653,782 and the total value of the collateral held by the Fund is $5,676,228.

(d)   Rate shown reflects yield as of September 30, 2021.

(e)   This security serves as collateral for securities on loan.

(f)   Aggregate cost for federal income tax purposes is $44,067,431. As of
      September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $1,955,064 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $4,674,594. The net unrealized depreciation was $2,719,530.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                   LEVEL 2         LEVEL 3
                   TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                  VALUE AT         QUOTED         OBSERVABLE     UNOBSERVABLE
                 9/30/2021         PRICES           INPUTS          INPUTS
               ---------------------------------------------------------------
Common Stocks:
  Brazil       $    5,950,579  $     5,950,579  $           --  $           --
  Canada            1,819,908        1,819,908              --              --
  Malaysia            160,510          160,510              --              --
  South Africa      1,286,701         225,204        1,061,497              --
  United
    Kingdom         9,366,942        6,700,847       2,666,095              --
  United States     7,089,722        7,089,722              --              --
  Other Country
    Categories*     9,997,311               --       9,997,311              --
Money Market
  Funds             2,785,792        2,785,792              --              --
Repurchase
  Agreements        2,890,436               --       2,890,436              --
               ---------------------------------------------------------------
Total
  Investments  $   41,347,901  $    24,732,562  $   16,615,339  $           --
               ===============================================================

* See Portfolio of Investments for country breakout.

                        See Notes to Financial Statements                Page 57


FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     5,653,782
Non-cash Collateral(2)                              (5,653,782)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At September 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $     2,890,436
Non-cash Collateral(4)                              (2,890,436)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At September 30, 2021, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                65.6%
Euro                                                 8.0
British Pound Sterling                               6.4
Australian Dollar                                    5.8
Hong Kong Dollar                                     4.1
South African Rand                                   3.1
Swedish Krona                                        1.8
Indian Rupee                                         1.7
Norwegian Krone                                      1.5
New Taiwan Dollar                                    0.6
Malaysian Ringgit                                    0.4
Indonesian Rupiah                                    0.4
Brazilian Real                                       0.3
Japanese Yen                                         0.2
Thai Baht                                            0.1
                                                   ------
     Total                                         100.0%
                                                   ======

Page 58                 See Notes to Financial Statements


FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.8%
             AUSTRALIA -- 0.9%
      19,200 Incitec Pivot Ltd. (b)            $        39,938
       3,756 Nufarm Ltd. (b) (c)                        12,832
                                               ---------------
                                                        52,770
                                               ---------------
             BERMUDA -- 2.0%
       1,398 Bunge Ltd.                                113,685
                                               ---------------
             CANADA -- 6.4%
       5,513 Nutrien Ltd.                              357,827
                                               ---------------
             CHILE -- 1.4%
       1,412 Sociedad Quimica y Minera de
                Chile S.A., ADR                         75,853
                                               ---------------
             CHINA -- 0.2%
      17,003 China BlueChemical Ltd.,
                Class H (b)                              6,206
       4,715 First Tractor Co., Ltd.,
                Class H (b)                              2,290
                                               ---------------
                                                         8,496
                                               ---------------
             GERMANY -- 22.1%
       7,223 BASF SE (b)                               547,576
       9,490 Bayer AG (b)                              515,073
       4,607 Evonik Industries AG (b)                  144,462
       1,892 K+S AG (b) (c)                             30,347
                                               ---------------
                                                     1,237,458
                                               ---------------
             INDIA -- 8.0%
         445 Bayer CropScience Ltd. (b)                 31,686
       4,112 Chambal Fertilizers and
                Chemicals Ltd. (b)                      18,694
       2,899 Coromandel International Ltd. (b)          30,893
       1,333 Escorts Ltd. (b)                           26,478
       1,900 Godrej Agrovet Ltd. (b) (d) (e)            16,329
      12,287 Mahindra & Mahindra Ltd. (b)              132,315
       1,500 PI Industries Ltd. (b)                     64,054
       4,937 Sumitomo Chemical India Ltd. (b)           26,683
       2,519 Tata Chemicals Ltd. (b)                    31,073
       7,552 UPL Ltd. (b)                               71,786
                                               ---------------
                                                       449,991
                                               ---------------
             JAPAN -- 8.9%
      11,200 Kubota Corp. (b)                          238,366
       1,300 Kumiai Chemical Industry Co.,
                Ltd. (b)                                10,170
       2,000 Mitsui Chemicals, Inc. (b)                 66,818
       1,400 Nissan Chemical Corp. (b)                  81,881
         500 Sakata Seed Corp. (b)                      15,678
      16,400 Sumitomo Chemical Co., Ltd. (b)            85,120
                                               ---------------
                                                       498,033
                                               ---------------
             MALAYSIA -- 2.9%
      79,101 Petronas Chemicals Group Bhd              164,380
                                               ---------------
             MEXICO -- 0.9%
      20,760 Orbia Advance Corp. SAB de CV              53,294
                                               ---------------
             NETHERLANDS -- 5.1%
      13,388 CNH Industrial N.V.                       222,375
       2,083 OCI N.V. (b) (c)                           61,539
                                               ---------------
                                                       283,914
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             NORWAY -- 2.2%
       2,518 Yara International ASA (b)        $       124,732
                                               ---------------
             QATAR -- 4.5%
      59,809 Industries Qatar QSC                      253,790
                                               ---------------
             RUSSIA -- 1.6%
       1,280 PhosAgro PJSC (b)                          89,898
                                               ---------------
             SINGAPORE -- 3.5%
      63,300 Wilmar International Ltd. (b)             195,559
                                               ---------------
             SWITZERLAND -- 0.9%
         101 Bucher Industries AG (b)                   47,956
                                               ---------------
             TAIWAN -- 0.4%
       9,557 Taiwan Fertilizer Co., Ltd. (b)            23,143
                                               ---------------
             TURKEY -- 0.3%
       3,302 Gubre Fabrikalari TAS (c)                  18,068
                                               ---------------
             UNITED STATES -- 27.6%
         745 AGCO Corp.                                 91,285
         118 Alamo Group, Inc.                          16,465
       2,126 CF Industries Holdings, Inc.              118,673
         336 Compass Minerals International,
                Inc.                                    21,638
       5,703 Corteva, Inc.                             239,982
       1,496 Deere & Co.                               501,265
       1,272 FMC Corp.                                 116,464
         108 Lindsay Corp.                              16,393
       3,756 Mosaic (The) Co.                          134,164
         355 Raven Industries, Inc. (c)                 20,452
         552 Scotts Miracle-Gro (The) Co.               80,791
         440 SiteOne Landscape Supply,
                Inc. (c)                                87,767
       1,052 Toro (The) Co.                            102,475
                                               ---------------
                                                     1,547,814
                                               ---------------

             TOTAL INVESTMENTS -- 99.8%              5,596,661
             (Cost $4,829,605) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.2%                     12,383
                                               ---------------
             NET ASSETS -- 100.0%              $     5,609,044
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at
      $2,789,575 or 49.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days

                        See Notes to Financial Statements                Page 59


FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

      when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(f)   Aggregate cost for federal income tax purposes is $4,849,546. As of
      September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $1,206,422 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $459,307. The net unrealized appreciation was $747,115.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                   VALUE AT         QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2021         PRICES           INPUTS         INPUTS
                --------------------------------------------------------------
Common Stocks:
  Bermuda       $      113,685  $       113,685  $           --  $          --
  Canada               357,827          357,827              --             --
  Chile                 75,853           75,853              --             --
  Malaysia             164,380          164,380              --             --
  Mexico                53,294           53,294              --             --
  Netherlands          283,914          222,375          61,539             --
  Qatar                253,790          253,790              --             --
  Turkey                18,068           18,068              --             --
  United States      1,547,814        1,547,814              --             --
  Other Country
    Categories*      2,728,036               --       2,728,036             --
                --------------------------------------------------------------
Total
  Investments   $    5,596,661  $     2,807,086  $    2,789,575  $          --
                ==============================================================

* See Portfolio of Investments for country breakout.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                35.0%
Euro                                                23.2
Japanese Yen                                         8.9
Indian Rupee                                         8.0
Canadian Dollar                                      6.4
Qatar Riyal                                          4.5
Singapore Dollar                                     3.5
Malaysian Ringgit                                    2.9
Norwegian Krone                                      2.2
Russian Ruble                                        1.6
Mexican Peso                                         1.0
Australian Dollar                                    1.0
Swiss Franc                                          0.9
New Taiwan Dollar                                    0.4
Turkish Lira                                         0.3
Hong Kong Dollar                                     0.2
                                                   ------
     Total                                         100.0%
                                                   ======

Page 60                 See Notes to Financial Statements


FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             BRAZIL -- 20.7%
     286,895 Ambev S.A., ADR                   $       791,830
     115,769 Americanas S.A. (b)                       656,040
     340,313 B3 S.A. - Brasil Bolsa Balcao             798,641
     208,767 Banco Bradesco S.A., ADR                  799,578
     157,351 Banco do Brasil S.A.                      837,934
     127,244 Centrais Eletricas
                Brasileiras S.A.                       895,142
     137,355 Cia Siderurgica Nacional S.A.             725,901
     217,152 Cosan S.A.                                907,965
     169,075 Gerdau S.A. (Preference Shares)           841,378
     157,720 Itau Unibanco Holding S.A., ADR           831,184
     414,204 Itausa S.A. (Preference Shares)           851,112
     153,616 JBS S.A.                                1,043,147
      86,336 Localiza Rent a Car S.A.                  868,473
     125,807 Lojas Renner S.A.                         791,239
     262,511 Magazine Luiza S.A.                       692,220
      92,759 Natura & Co. Holding S.A. (b)             776,888
      86,280 Petroleo Brasileiro S.A., ADR             892,135
      69,576 Rede D'Or Sao Luiz S.A. (c) (e)           866,099
      78,495 Suzano S.A. (b)                           778,356
      49,044 Vale S.A., ADR                            684,164
     460,847 Via S.A. (b)                              651,613
     134,651 WEG S.A.                                  976,673
                                               ---------------
                                                    17,957,712
                                               ---------------
             CAYMAN ISLANDS -- 21.4%
       5,601 Alibaba Group Holding Ltd.,
                ADR (b)                                829,228
      45,054 ANTA Sports Products Ltd. (d)             850,776
       5,956 Baidu, Inc., ADR (b)                      915,735
      11,657 Bilibili, Inc., ADR (b)                   771,344
      11,905 JD.com, Inc., ADR (b)                     860,017
      51,701 KE Holdings, Inc., ADR (b)                944,060
      86,100 Kuaishou Technology
                (b) (c) (d) (e)                        918,919
      30,307 Li Auto, Inc., ADR (b)                    796,771
      69,500 Li Ning Co., Ltd. (d)                     801,039
      29,181 Meituan, Class B (b) (c) (d) (e)          931,500
       9,600 NetEase, Inc., ADR                        819,840
      23,792 NIO, Inc., ADR (b)                        847,709
      15,727 Pagseguro Digital Ltd.,
                Class A (b)                            813,401
       9,351 Pinduoduo, Inc., ADR (b)                  847,855
      20,096 StoneCo., Ltd., Class A (b)               697,733
      30,900 Sunny Optical Technology Group
                Co., Ltd. (d)                          809,113
      15,155 Tencent Holdings Ltd. (d)                 904,735
      30,675 Trip.com Group Ltd., ADR (b)              943,256
      60,269 Wuxi Biologics Cayman,
                Inc. (b) (c) (d) (e)                   977,581
     290,865 Xiaomi Corp., Class B
                (b) (c) (d) (e)                        798,854
      19,225 XP, Inc., Class A (b)                     772,268
      22,007 XPeng, Inc., ADR (b)                      782,129
                                               ---------------
                                                    18,633,863
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             CHINA -- 5.1%
      27,454 BYD Co., Ltd., Class H (d)        $       853,336
   1,294,244 China Construction Bank Corp.,
                Class H (d)                            923,680
     113,000 China Merchants Bank Co., Ltd.,
                Class H (d)                            899,271
   1,676,036 Industrial & Commercial Bank of
                China Ltd., Class H (d)                929,067
     120,611 Ping An Insurance (Group) Co. of
                China Ltd., Class H (d)                824,904
                                               ---------------
                                                     4,430,258
                                               ---------------
             INDIA -- 20.2%
      30,346 Dr. Reddy's Laboratories Ltd.,
                ADR                                  1,976,739
      24,882 HDFC Bank Ltd., ADR                     1,818,625
      99,312 ICICI Bank Ltd., ADR                    1,874,017
      81,801 Infosys Ltd., ADR                       1,820,072
      31,504 Reliance Industries Ltd., GDR (c)       2,145,422
      33,308 State Bank of India, GDR (e)            2,048,442
      99,009 Tata Motors Ltd., ADR (b) (f)           2,218,792
     118,377 Vedanta Ltd., ADR                       1,808,801
     208,618 Wipro Ltd., ADR                         1,842,097
                                               ---------------
                                                    17,553,007
                                               ---------------
             JERSEY -- 2.2%
      23,493 WNS (Holdings) Ltd., ADR (b)            1,921,727
                                               ---------------
             MAURITIUS -- 4.6%
      86,754 Azure Power Global Ltd. (b) (f)         1,908,588
      75,465 MakeMyTrip Ltd. (b)                     2,051,893
                                               ---------------
                                                     3,960,481
                                               ---------------
             SOUTH KOREA -- 23.7%
       8,766 Celltrion Healthcare Co.,
                Ltd. (d) (g)                           801,820
       3,701 Celltrion, Inc. (d) (g)                   803,929
      51,885 Doosan Heavy Industries &
                Construction Co., Ltd. (b) (d)         892,991
      25,819 HMM Co., Ltd. (b) (d)                     728,255
       3,746 HYBE Co., Ltd. (b) (d)                    934,775
       3,908 Hyundai Mobis Co., Ltd. (d)               824,659
       5,103 Hyundai Motor Co. (d)                     849,474
       6,996 Kakao Corp.                               697,236
      20,499 KB Financial Group, Inc. (d)              953,358
      12,743 Kia Corp. (d)                             860,618
      45,184 Korea Electric Power Corp. (d)            894,409
      34,646 Korean Air Lines Co.,
                Ltd. (b) (d)                           975,555
       1,431 LG Chem Ltd. (d)                          928,104
       7,637 LG Electronics, Inc. (d)                  811,829
       2,470 NAVER Corp. (d)                           801,433
       3,218 POSCO (d)                                 886,104
       1,124 Samsung Biologics Co.,
                Ltd. (b) (c) (d) (e)                   824,783
       5,878 Samsung Electro-Mechanics Co.,
                Ltd. (d)                               869,807
      14,138 Samsung Electronics Co., Ltd. (d)         876,480
       1,367 Samsung SDI Co., Ltd. (d)                 815,716
       3,459 SK Bioscience Co., Ltd. (b) (d)           781,253

                        See Notes to Financial Statements                Page 61


FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SOUTH KOREA (CONTINUED)
      10,182 SK Hynix, Inc. (d)                $       871,644
       4,346 SK Innovation Co., Ltd. (b) (d)           956,818
       3,639 SK Telecom Co., Ltd. (d)                  988,412
                                               ---------------
                                                    20,629,462
                                               ---------------
             UNITED STATES -- 2.0%
      31,218 Coupang, Inc. (b)                         869,422
      15,193 Yum China Holdings, Inc.                  882,865
                                               ---------------
                                                     1,752,287
                                               ---------------
             TOTAL COMMON STOCKS -- 99.9%           86,838,797
             (Cost $76,859,851)                ---------------

             MONEY MARKET FUNDS -- 1.7%
   1,454,298 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (h) (i)                        1,454,298
             (Cost $1,454,298)                 ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                                 VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 1.7%
$  1,508,926 BNP Paribas S.A., 0.03% (h),
                dated 09/30/21, due 10/01/21,
                with a maturity value of
                $1,508,927. Collateralized by
                U.S. Treasury Notes, interest
                rates of 0.375% to 0.750%, due
                04/15/24 to 01/31/28. The
                value of the collateral
                including accrued interest is
                $1,547,255. (i)                      1,508,926
             (Cost $1,508,926)                 ---------------

             TOTAL INVESTMENTS -- 103.3%            89,802,021
             (Cost $79,823,075) (j)
             NET OTHER ASSETS AND
                LIABILITIES -- (3.3)%               (2,836,779)
                                               ---------------
             NET ASSETS -- 100.0%              $    86,965,242
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at
      $31,355,001 or 36.05% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(e)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(f)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,913,900 and the total value of the collateral held by the Fund is $2,963,224.

(g)   Non-income producing security which makes payment-in-kind ("PIK")
      distributions. For the fiscal year ended September 30, 2021, the Fund received 140 and 50 PIK shares of Celltrion Healthcare Co., Ltd and
      Celltrion, Inc., respectively.

(h)   Rate shown reflects yield as of September 30, 2021.

(i)   This security serves as collateral for securities on loan.

(j)   Aggregate cost for federal income tax purposes is $81,504,719. As of
      September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $17,553,778 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $9,256,476. The net unrealized appreciation was $8,297,302.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt

Page 62                 See Notes to Financial Statements


FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                   VALUE AT         QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2021         PRICES           INPUTS         INPUTS
                --------------------------------------------------------------
Common Stocks:
  Brazil        $   17,957,712  $    17,957,712  $           --  $          --
  Cayman
    Islands         18,633,863       11,641,346       6,992,517             --
  India             17,553,007       17,553,007              --             --
  Jersey             1,921,727        1,921,727              --             --
  Mauritius          3,960,481        3,960,481              --             --
  South Korea       20,629,462          697,236      19,932,226             --
  United States      1,752,287        1,752,287              --             --
  Other Country
    Categories*      4,430,258               --       4,430,258             --
Money Market
  Funds              1,454,298        1,454,298              --             --
Repurchase
  Agreements         1,508,926               --       1,508,926             --
                --------------------------------------------------------------
Total
  Investments   $   89,802,021  $    56,938,094  $   32,863,927  $          --
                ==============================================================

* See Portfolio of Investments for country breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     2,913,900
Non-cash Collateral(2)                              (2,913,900)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At September 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $     1,508,926
Non-cash Collateral(4)                              (1,508,926)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At September 30, 2021, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                48.8%
South Korean Won                                    23.0
Brazilian Real                                      15.5
Hong Kong Dollar                                    12.7
                                                   ------
     Total                                         100.0%
                                                   ======

                        See Notes to Financial Statements                Page 63


FIRST TRUST INDXX NEXTG ETF (NXTG)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             AUSTRALIA -- 0.7%
   2,524,888 Telstra Corp., Ltd. (b)           $     7,074,996
                                               ---------------
             BRAZIL -- 0.5%
     743,234 Telefonica Brasil S.A., ADR             5,767,496
                                               ---------------
             CANADA -- 1.8%
     137,584 BCE, Inc.                               6,892,235
     135,467 Rogers Communications, Inc.,
                Class B                              6,326,285
     308,033 TELUS Corp.                             6,770,598
                                               ---------------
                                                    19,989,118
                                               ---------------
             CAYMAN ISLANDS -- 0.8%
     161,270 GDS Holdings Ltd., ADR (c)              9,129,495
                                               ---------------
             CHINA -- 2.4%
  90,121,009 China Tower Corp., Ltd.,
                Class H (b) (d) (e)                 11,777,163
   4,287,645 ZTE Corp., Class H (b)                 14,068,515
                                               ---------------
                                                    25,845,678
                                               ---------------
             FINLAND -- 2.3%
     206,408 Elisa OYJ                              12,824,887
   2,305,501 Nokia OYJ, ADR (c)                     12,564,981
                                               ---------------
                                                    25,389,868
                                               ---------------
             FRANCE -- 0.5%
     548,673 Orange S.A. (b)                         5,933,803
                                               ---------------
             GERMANY -- 2.4%
     324,007 Deutsche Telekom AG (b)                 6,497,677
     305,528 Infineon Technologies AG (b)           12,495,504
   2,523,603 Telefonica Deutschland Holding
                AG (b)                               7,171,414
                                               ---------------
                                                    26,164,595
                                               ---------------
             GUERNSEY -- 1.1%
     155,684 Amdocs Ltd.                            11,786,836
                                               ---------------
             HONG KONG -- 1.3%
  10,523,104 Lenovo Group Ltd. (b)                  13,735,016
                                               ---------------
             INDIA -- 7.7%
     935,309 Bharti Airtel Ltd. (b) (c)              8,646,023
     946,067 HCL Technologies Ltd. (b)              16,226,421
     630,564 Infosys Ltd., ADR                      14,030,049
     284,919 Tata Consultancy Services
                Ltd. (b)                            14,439,199
     860,469 Tech Mahindra Ltd. (b)                 15,930,752
   1,522,077 Wipro Ltd., ADR                        13,439,940
                                               ---------------
                                                    82,712,384
                                               ---------------
             ITALY -- 1.6%
   1,087,829 Infrastrutture Wireless Italiane
                S.p.A. (b) (d) (e)                  12,116,234
  12,659,810 Telecom Italia S.p.A. (b)               4,950,113
                                               ---------------
                                                    17,066,347
                                               ---------------
             JAPAN -- 10.4%
      73,332 Fujitsu Ltd. (b)                       13,251,874
     210,548 KDDI Corp. (b)                          6,931,896
     199,471 Kyocera Corp. (b)                      12,469,191

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             JAPAN (CONTINUED)
     786,665 Mitsubishi Electric Corp. (b)     $    10,932,752
     266,859 NEC Corp. (b)                          14,461,359
     478,266 Nippon Telegraph & Telephone
                Corp. (b)                           13,252,353
   1,161,959 Renesas Electronics Corp. (b) (c)      14,300,650
     975,498 SoftBank Corp. (b)                     13,232,432
     127,476 Sony Group Corp. (b)                   14,152,226
                                               ---------------
                                                   112,984,733
                                               ---------------
             MALAYSIA -- 0.7%
   6,782,355 DiGi.Com Bhd (b)                        7,181,946
                                               ---------------
             NETHERLANDS -- 2.5%
      62,381 NXP Semiconductors N.V.                12,218,567
     331,422 STMicroelectronics N.V. (b)            14,456,477
                                               ---------------
                                                    26,675,044
                                               ---------------
             NEW ZEALAND -- 0.6%
   2,043,615 Spark New Zealand Ltd. (b)              6,723,243
                                               ---------------
             NORWAY -- 1.1%
     719,952 Telenor ASA (b)                        12,118,231
                                               ---------------
             PHILIPPINES -- 1.7%
     183,120 Globe Telecom, Inc. (b)                10,703,934
     250,861 PLDT, Inc., ADR (f)                     8,170,543
                                               ---------------
                                                    18,874,477
                                               ---------------
             QATAR -- 1.2%
   6,544,158 Ooredoo QPSC                           13,190,765
                                               ---------------
             RUSSIA -- 0.7%
     736,178 Mobile TeleSystems PJSC, ADR            7,096,756
                                               ---------------
             SINGAPORE -- 0.7%
   3,968,652 Singapore Telecommunications
                Ltd. (b)                             7,144,634
                                               ---------------
             SOUTH AFRICA -- 1.4%
     877,279 MTN Group Ltd. (b) (c)                  8,239,975
     699,951 Vodacom Group Ltd.                      6,695,173
                                               ---------------
                                                    14,935,148
                                               ---------------
             SOUTH KOREA -- 4.5%
     849,464 KT Corp., ADR                          11,569,700
      93,300 LG Electronics, Inc. (b)                9,917,989
     172,778 Samsung Electronics Co., Ltd. (b)      10,711,303
      74,441 Samsung SDS Co., Ltd. (b)               9,987,942
      23,743 SK Telecom Co., Ltd. (b)                6,448,987
                                               ---------------
                                                    48,635,921
                                               ---------------
             SPAIN -- 1.3%
     112,557 Cellnex Telecom S.A. (b) (d) (e)        6,942,859
   1,398,957 Telefonica S.A. (b)                     6,564,690
                                               ---------------
                                                    13,507,549
                                               ---------------
             SWEDEN -- 2.8%
     499,685 Tele2 AB, Class B (b) (f)               7,398,699
     953,271 Telefonaktiebolaget LM Ericsson,
                Class B (b) (f)                     10,759,502
   2,823,564 Telia Co., AB (b)                      11,615,386
                                               ---------------
                                                    29,773,587
                                               ---------------

Page 64                 See Notes to Financial Statements


FIRST TRUST INDXX NEXTG ETF (NXTG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SWITZERLAND -- 0.6%
      11,861 Swisscom AG (b)                   $     6,825,780
                                               ---------------
             TAIWAN -- 7.3%
   2,978,841 ASE Technology Holding Co.,
                Ltd. (b)                            11,524,580
   1,686,533 Chunghwa Telecom Co., Ltd. (b)          6,681,234
   1,176,391 Delta Electronics, Inc. (b)            10,540,668
     347,731 MediaTek, Inc. (b)                     11,192,589
   3,352,995 Taiwan Mobile Co., Ltd. (b)            11,892,017
     106,072 Taiwan Semiconductor
                Manufacturing Co., Ltd., ADR        11,842,939
   6,738,547 United Microelectronics Corp. (b)      15,274,596
                                               ---------------
                                                    78,948,623
                                               ---------------
             THAILAND -- 0.7%
   1,253,800 Advanced Info Service PCL (b)           7,234,023
                                               ---------------
             UNITED ARAB EMIRATES -- 0.7%
   1,163,104 Emirates Telecommunications
                Group Co. PJSC (b)                   7,603,101
                                               ---------------
             UNITED KINGDOM -- 1.4%
   4,544,164 BT Group PLC (b) (c)                    9,741,834
   3,801,676 Vodafone Group PLC (b)                  5,784,979
                                               ---------------
                                                    15,526,813
                                               ---------------
             UNITED STATES -- 36.5%
     153,775 Advanced Micro Devices, Inc. (c)       15,823,447
      46,312 American Tower Corp.                   12,291,668
      74,949 Analog Devices, Inc.                   12,552,458
      99,451 Apple, Inc.                            14,072,316
      33,974 Arista Networks, Inc. (c)              11,674,825
     239,169 AT&T, Inc.                              6,459,955
      26,762 Broadcom, Inc.                         12,977,697
     212,539 Ciena Corp. (c)                        10,913,878
     227,910 Cisco Systems, Inc.                    12,405,141
      90,916 CoreSite Realty Corp.                  12,595,503
      62,634 Crown Castle International Corp.       10,855,725
     152,670 CyrusOne, Inc.                         11,818,185
      76,502 Digital Realty Trust, Inc.             11,050,714
      15,240 Equinix, Inc.                          12,041,581
      64,552 F5 Networks, Inc. (c)                  12,831,647
     802,425 Hewlett Packard Enterprise Co.         11,434,556
     218,576 Intel Corp.                            11,645,729
      83,312 International Business Machines
                Corp.                               11,574,536
     433,527 Juniper Networks, Inc.                 11,930,663
      84,209 Keysight Technologies, Inc. (c)        13,834,697
     154,305 Lumentum Holdings, Inc. (c)            12,890,640
     242,123 Marvell Technology, Inc.               14,602,438
      81,739 Microchip Technology, Inc.             12,546,119
     158,198 Micron Technology, Inc.                11,228,894
      71,976 NVIDIA Corp.                           14,910,548
      68,568 Qorvo, Inc. (c)                        11,463,884
      93,443 QUALCOMM, Inc.                         12,052,278
      39,359 SBA Communications Corp.               13,010,905
      74,034 Skyworks Solutions, Inc.               12,199,323
      47,634 T-Mobile US, Inc. (c)                   6,085,720

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             UNITED STATES (CONTINUED)
     121,712 Verizon Communications, Inc.      $     6,573,665
      76,714 VMware, Inc., Class A (c) (f)          11,407,372
      97,383 Xilinx, Inc.                           14,703,859
                                               ---------------
                                                   394,460,566
                                               ---------------
             TOTAL COMMON STOCKS -- 99.9%        1,080,036,572
             (Cost $902,441,602)               ---------------

             RIGHTS (a)-- 0.0%
             INDIA -- 0.0%
      66,335 Bharti Airtel Ltd., expiring
                10/26/21 (b) (c) (g)                   137,000
             (Cost $0)                         ---------------

             MONEY MARKET FUNDS -- 1.3%
  13,734,894 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (h) (i)                       13,734,894
             (Cost $13,734,894)                ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                                 VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 1.3%
$ 14,250,823 BNP Paribas S.A., 0.03% (h),
                dated 09/30/21, due 10/01/21,
                with a maturity value of
                $14,250,835. Collateralized by
                U.S. Treasury Notes, interest
                rates of 0.375% to 0.750%, due
                04/15/24 to 01/31/28. The
                value of the collateral
                including accrued interest is
                $14,612,811. (i)                    14,250,823
             (Cost $14,250,823)                ---------------

             TOTAL INVESTMENTS -- 102.5%         1,108,159,289
             (Cost $930,427,319) (j)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.5)%              (26,549,656)
                                               ---------------
             NET ASSETS -- 100.0%              $ 1,081,609,633
                                              ================

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

                        See Notes to Financial Statements                Page 65


FIRST TRUST INDXX NEXTG ETF (NXTG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at
      $515,395,761 or 47.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(f)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $26,954,574 and the total value of the collateral held by the Fund is $27,985,717.

(g)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(h)   Rate shown reflects yield as of September 30, 2021.

(i)   This security serves as collateral for securities on loan.

(j)   Aggregate cost for federal income tax purposes is $938,228,836. As of
      September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $198,185,144 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $28,254,691. The net unrealized appreciation was $169,930,453.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                   VALUE AT         QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2021         PRICES           INPUTS         INPUTS
                --------------------------------------------------------------
Common Stocks:
  Brazil        $    5,767,496  $     5,767,496  $           --  $          --
  Canada            19,989,118       19,989,118              --             --
  Cayman
    Islands          9,129,495        9,129,495              --             --
  Finland           25,389,868       25,389,868              --             --
  Guernsey          11,786,836       11,786,836              --             --
  India             82,712,384       27,469,989      55,242,395             --
  Netherlands       26,675,044       12,218,567      14,456,477             --
  Philippines       18,874,477        8,170,543      10,703,934             --
  Qatar             13,190,765       13,190,765              --             --
  Russia             7,096,756        7,096,756              --             --
  South Africa      14,935,148        6,695,173       8,239,975
  South Korea       48,635,921       11,569,700      37,066,221             --
  Taiwan            78,948,623       11,842,939      67,105,684
  United States    394,460,566      394,460,566              --             --
  Other Country
    Categories*    322,444,075               --     322,444,075             --
Rights*                137,000               --         137,000             --
Money Market
  Funds             13,734,894       13,734,894              --             --
Repurchase
  Agreements        14,250,823               --      14,250,823             --
                --------------------------------------------------------------
Total
  Investments   $1,108,159,289  $   578,512,705  $  529,646,584  $          --
                ==============================================================

* See Portfolio of Investments for country breakout.

Page 66                 See Notes to Financial Statements


FIRST TRUST INDXX NEXTG ETF (NXTG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    26,954,574
Non-cash Collateral(2)                             (26,954,574)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At September 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $    14,250,823
Non-cash Collateral(4)                             (14,250,823)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At September 30, 2021, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                48.7%
Japanese Yen                                        10.2
Euro                                                 8.1
New Taiwan Dollar                                    6.1
Indian Rupee                                         5.0
Hong Kong Dollar                                     3.6
South Korean Won                                     3.3
Swedish Krona                                        2.7
Canadian Dollar                                      1.8
British Pound Sterling                               1.4
South African Rand                                   1.3
Qatar Riyal                                          1.2
Norwegian Krone                                      1.1
Philippine Peso                                      1.0
United Arab Emirates Dirham                          0.7
Thai Baht                                            0.7
Malaysian Ringgit                                    0.7
Singapore Dollar                                     0.6
Australian Dollar                                    0.6
Swiss Franc                                          0.6
New Zealand Dollar                                   0.6
                                                   ------
     Total                                         100.0%
                                                   ======

                        See Notes to Financial Statements                Page 67


FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.5%
             BERMUDA -- 0.4%
     589,699 Brilliance China Automotive
                Holdings Ltd. (b) (c) (d)      $       235,587
                                               ---------------
             CAYMAN ISLANDS -- 3.9%
     712,187 Geely Automobile Holdings
                Ltd. (b)                             2,044,410
     263,377 Yadea Group Holdings
                Ltd. (b) (e) (f)                       430,194
                                               ---------------
                                                     2,474,604
                                               ---------------
             CHINA -- 9.1%
     432,082 BAIC Motor Corp., Ltd.,
                Class H (b) (e) (f)                    149,261
      75,922 BYD Co., Ltd., Class H (b)              2,359,838
     256,470 Chongqing Changan Automobile
                Co., Ltd., Class B (b)                 155,904
     538,985 Dongfeng Motor Group Co., Ltd.,
                Class H (b)                            479,966
     559,430 Great Wall Motor Co., Ltd.,
                Class H (b)                          2,058,440
     690,119 Guangzhou Automobile Group
                Co., Ltd., Class H (b)                 606,436
                                               ---------------
                                                     5,809,845
                                               ---------------
             FRANCE -- 2.8%
      50,664 Renault S.A. (b) (d)                    1,797,396
                                               ---------------
             GERMANY -- 20.2%
      27,135 Bayerische Motoren Werke
                AG (b)                               2,577,247
      61,072 Daimler AG (b)                          5,388,467
      25,430 Porsche Automobil Holding SE
                (Preference Shares) (b)              2,514,773
      10,834 Volkswagen AG (Preference
                Shares) (b)                          2,414,918
                                               ---------------
                                                    12,895,405
                                               ---------------
             JAPAN -- 31.1%
     169,264 Honda Motor Co., Ltd. (b) (g)           5,203,821
     146,897 Mazda Motor Corp. (b) (d)               1,271,237
     167,735 Mitsubishi Motors Corp. (b) (d)           457,538
     488,909 Nissan Motor Co., Ltd. (b) (d)          2,443,307
       8,100 Nissan Shatai Co., Ltd. (b)                57,863
     138,910 Subaru Corp. (b)                        2,567,018
      59,511 Suzuki Motor Corp. (b)                  2,658,895
     294,760 Toyota Motor Corp. (b)                  5,251,853
                                               ---------------
                                                    19,911,532
                                               ---------------
             SINGAPORE -- 0.5%
      24,150 Jardine Cycle & Carriage Ltd. (b)         342,528
                                               ---------------
             SOUTH KOREA -- 7.4%
      14,047 Hyundai Motor Co. (b)                   2,338,341
      35,075 Kia Corp. (b)                           2,368,845
                                               ---------------
                                                     4,707,186
                                               ---------------
             TAIWAN -- 0.5%
      62,328 China Motor Corp. (b)                     164,555
     122,373 Yulon Motor Co., Ltd. (b)                 185,516
                                               ---------------
                                                       350,071
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             UNITED KINGDOM -- 0.6%
      15,643 Aston Martin Lagonda Global
                Holdings PLC (b) (d) (e) (f)   $       403,245
                                               ---------------
             UNITED STATES -- 23.0%
      26,156 Canoo, Inc. (d) (g)                       201,140
      37,671 Fisker, Inc. (d) (g)                      551,880
     197,576 Ford Motor Co. (d)                      2,797,676
     105,057 General Motors Co. (d)                  5,537,554
      27,721 Lordstown Motors Corp.,
                Class A (d) (g)                        221,214
       6,998 Tesla, Inc. (d)                         5,426,809
                                               ---------------
                                                    14,736,273
                                               ---------------
             TOTAL COMMON STOCKS -- 99.5%           63,663,672
             (Cost $60,491,342)                ---------------

             MONEY MARKET FUNDS -- 2.2%
   1,394,164 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (h) (i)                        1,394,164
             (Cost $1,394,164)                 ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                                 VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 2.2%
$  1,446,533 BNP Paribas S.A., 0.03% (h),
                dated 09/30/21, due 10/01/21,
                with a maturity value of
                $1,446,534. Collateralized by
                U.S. Treasury Notes, interest
                rates of 0.375% to 0.750%, due
                04/15/24 to 01/31/28. The
                value of the collateral
                including accrued interest is
                $1,483,277. (i)                      1,446,533
             (Cost $1,446,533)                 ---------------

             TOTAL INVESTMENTS -- 103.9%            66,504,369
             (Cost $63,332,039) (j)
             NET OTHER ASSETS AND
                LIABILITIES -- (3.9)%               (2,515,009)
                                               ---------------
             NET ASSETS -- 100.0%              $    63,989,360
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

Page 68                 See Notes to Financial Statements


FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at
      $48,927,399 or 76.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(d)   Non-income producing security.

(e)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(g)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,703,950 and the total value of the collateral held by the Fund is $2,840,697.

(h)   Rate shown reflects yield as of September 30, 2021.

(i)   This security serves as collateral for securities on loan.

(j)   Aggregate cost for federal income tax purposes is $64,617,197. As of
      September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $6,870,593 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $4,983,421. The net unrealized appreciation was $1,887,172.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                   VALUE AT         QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2021         PRICES           INPUTS         INPUTS
                --------------------------------------------------------------
Common Stocks:
  United States $   14,736,273  $    14,736,273  $           --  $          --
  Other Country
    Categories*     48,927,399               --      48,927,399             --
Money Market
  Funds              1,394,164        1,394,164              --             --
Repurchase
  Agreements         1,446,533               --       1,446,533             --
                --------------------------------------------------------------
Total
  Investments   $   66,504,369  $    16,130,437  $   50,373,932  $          --
                ==============================================================

* See Portfolio of Investments for country breakout.

                        See Notes to Financial Statements                Page 69


FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     2,703,950
Non-cash Collateral(2)                              (2,703,950)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At September 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $     1,446,533
Non-cash Collateral(4)                              (1,446,533)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At September 30, 2021, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
Japanese Yen                                        30.0%
United States Dollar                                26.4
Euro                                                22.1
Hong Kong Dollar                                    12.8
South Korean Won                                     7.1
British Pound Sterling                               0.6
New Taiwan Dollar                                    0.5
Singapore Dollar                                     0.5
                                                   ------
     Total                                         100.0%
                                                   ======

Page 70                 See Notes to Financial Statements


FIRST TRUST CLOUD COMPUTING ETF (SKYY)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.8%
             CANADA -- 2.1%
     685,288 Open Text Corp.                   $    33,400,937
      73,926 Shopify, Inc., Class A (b)            100,227,392
                                               ---------------
                                                   133,628,329
                                               ---------------
             CAYMAN ISLANDS -- 6.4%
   1,350,055 Alibaba Group Holding Ltd.,
                ADR (b)                            199,875,643
   7,003,600 Kingsoft Cloud Holdings Ltd.,
                ADR (b) (c)                        198,341,952
                                               ---------------
                                                   398,217,595
                                               ---------------
             GERMANY -- 1.1%
     500,525 SAP SE, ADR (c)                        67,590,896
                                               ---------------
             JERSEY -- 0.5%
     538,239 Mimecast Ltd. (b)                      34,232,000
                                               ---------------
             NETHERLANDS -- 0.6%
     235,502 Elastic N.V. (b)                       35,087,443
                                               ---------------
             UNITED KINGDOM -- 1.9%
     307,095 Atlassian Corp. PLC, Class A (b)      120,203,125
                                               ---------------
             UNITED STATES -- 87.2%
     169,838 Adobe, Inc. (b)                        97,779,133
   1,327,129 Akamai Technologies, Inc. (b)         138,804,422
      77,903 Alphabet, Inc., Class A (b)           208,275,229
      64,956 Amazon.com, Inc. (b)                  213,383,058
     626,447 Anaplan, Inc. (b)                      38,144,358
     318,158 Appfolio, Inc., Class A (b)            38,306,223
     701,013 Appian Corp. (b) (c)                   64,850,713
     610,087 Arista Networks, Inc. (b)             209,650,297
     497,343 Asana, Inc., Class A (b)               51,644,097
     209,096 Avalara, Inc. (b)                      36,543,708
     344,403 Blackline, Inc. (b)                    40,660,218
   1,457,499 Box, Inc., Class A (b)                 34,499,001
   2,546,549 Cisco Systems, Inc.                   138,608,662
   1,461,041 Citrix Systems, Inc.                  156,871,972
     311,201 Cloudflare, Inc., Class A (b)          35,056,793
     153,485 Coupa Software, Inc. (b)               33,640,842
     133,717 Crowdstrike Holdings, Inc.,
                Class A (b)                         32,864,964
     272,672 Datadog, Inc., Class A (b)             38,542,187
   3,655,089 DigitalOcean Holdings, Inc. (b)       283,744,559
     126,837 DocuSign, Inc. (b)                     32,651,649
     839,649 Domo, Inc., Class B (b)                70,899,962
   1,184,937 Dropbox, Inc., Class A (b)             34,623,859
     239,372 Everbridge, Inc. (b)                   36,154,747
   2,585,390 Fastly, Inc., Class A (b) (c)         104,553,172
   7,291,264 Hewlett Packard Enterprise Co.        103,900,512
     164,686 HubSpot, Inc. (b)                     111,342,558
     803,212 International Business Machines
                Corp.                              111,590,243
      66,373 Intuit, Inc.                           35,808,897
  15,274,113 Lumen Technologies, Inc.              189,246,260
     746,807 Microsoft Corp.                       210,539,830
     162,354 MicroStrategy, Inc.,
                Class A (b) (c)                     93,905,554
   1,916,078 Momentive Global, Inc. (b)             37,555,129
     479,472 MongoDB, Inc. (b)                     226,075,843
   1,267,549 NetApp, Inc.                          113,775,198

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             UNITED STATES (CONTINUED)
   2,529,404 Oracle Corp.                      $   220,386,971
      81,500 Palo Alto Networks, Inc. (b)           39,038,500
      76,855 Paycom Software, Inc. (b)              38,100,866
     139,578 Paylocity Holding Corp. (b)            39,137,671
   8,728,065 Pure Storage, Inc., Class A (b)       219,598,115
     426,544 Q2 Holdings, Inc. (b)                  34,183,236
     320,107 Qualys, Inc. (b)                       35,624,708
  16,137,860 Rackspace Technology,
                Inc. (b) (c)                       229,480,369
     446,851 RingCentral, Inc., Class A (b)         97,190,093
     424,937 salesforce.com, Inc. (b)              115,251,413
     175,134 ServiceNow, Inc. (b)                  108,980,634
     472,218 Smartsheet, Inc., Class A (b)          32,498,043
     123,456 Snowflake, Inc., Class A (b)           37,336,798
     737,379 Splunk, Inc. (b)                      106,706,115
     308,999 Sprout Social, Inc.,
                Class A (b)                         37,682,428
   1,200,076 Tabula Rasa HealthCare,
                Inc. (b)                            31,453,992
     315,787 Twilio, Inc., Class A (b)             100,751,842
     113,184 Veeva Systems, Inc.,
                Class A (b)                         32,616,233
   1,514,381 VMware, Inc., Class A (b) (c)         225,188,455
     137,554 Workday, Inc., Class A (b)             34,373,369
     803,615 Workiva, Inc. (b)                     113,277,570
     304,000 Zendesk, Inc. (b)                      35,382,560
     129,792 Zoom Video Communications,
                Inc., Class A (b)                   33,940,608
     134,994 Zscaler, Inc. (b)                      35,398,127
                                               ---------------
                                                 5,438,072,565
                                               ---------------
             TOTAL COMMON STOCKS -- 99.8%        6,227,031,953
             (Cost $5,188,656,922)             ---------------

             MONEY MARKET FUNDS -- 2.3%
 144,497,553 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (d) (e)                      144,497,553
             (Cost $144,497,553)               ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                                 VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 2.4%
$149,925,378 BNP Paribas S.A., 0.03% (d),
                dated 09/30/21, due 10/01/21,
                with a maturity value of
                $149,925,503. Collateralized
                by U.S. Treasury Notes,
                interest rates of 0.375% to
                0.750%, due 04/15/24 to
                01/31/28. The value of the
                collateral including accrued
                interest is $153,733,661. (e)      149,925,378
             (Cost $149,925,378)               ---------------

             TOTAL INVESTMENTS -- 104.5%         6,521,454,884
             (Cost $5,483,079,853) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (4.5)%             (282,005,741)
                                               ---------------
             NET ASSETS -- 100.0%              $ 6,239,449,143
                                               ===============

                        See Notes to Financial Statements                Page 71


FIRST TRUST CLOUD COMPUTING ETF (SKYY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $285,573,134 and the total value of the collateral held by the Fund is $294,422,931.

(d)   Rate shown reflects yield as of September 30, 2021.

(e)   This security serves as collateral for securities on loan.

(f)   Aggregate cost for federal income tax purposes is $5,537,778,150. As of
      September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $1,432,610,052 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $448,933,318. The net unrealized appreciation was $983,676,734.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                   VALUE AT         QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2021         PRICES           INPUTS         INPUTS
                --------------------------------------------------------------
Common
  Stocks*       $6,227,031,953  $ 6,227,031,953  $           --  $          --
Money
  Market
  Funds            144,497,553      144,497,553              --             --
Repurchase
  Agreements       149,925,378               --     149,925,378             --
                --------------------------------------------------------------
Total
  Investments   $6,521,454,884  $ 6,371,529,506  $  149,925,378  $          --
                ==============================================================

* See Portfolio of Investments for country breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $   285,573,134
Non-cash Collateral(2)                            (285,573,134)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At September 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $   149,925,378
Non-cash Collateral(4)                            (149,925,378)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At September 30, 2021, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 72                 See Notes to Financial Statements


FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.7%
             AUSTRALIA -- 2.9%
     175,384 Macquarie Group Ltd. (b)          $    22,658,988
   1,101,372 Netwealth Group Ltd. (b)               11,367,955
                                               ---------------
                                                    34,026,943
                                               ---------------
             BERMUDA -- 1.0%
     886,618 Liberty Latin America Ltd.,
                Class C (c)                         11,632,428
                                               ---------------
             BRAZIL -- 0.9%
   2,341,905 Pet Center Comercio e
                Participacoes S.A.                  10,062,999
                                               ---------------
             CANADA -- 4.0%
      62,233 Docebo, Inc. (c)                        4,544,394
     305,122 Lightspeed Commerce, Inc. (c)          29,442,611
     110,870 Nuvei Corp. (c) (d) (e)                12,701,119
                                               ---------------
                                                    46,688,124
                                               ---------------
             CAYMAN ISLANDS -- 17.9%
   6,333,656 China Risun Group Ltd. (b) (e)          3,958,001
   3,299,371 Country Garden Services Holdings
                Co., Ltd. (b)                       26,071,439
     450,592 Huazhu Group Ltd., ADR (c)             20,664,149
     728,736 Meituan, Class B (b) (c) (d) (e)       23,262,310
     469,662 Pagseguro Digital Ltd.,
                Class A (c)                         24,290,919
     248,689 Sea Ltd., ADR (c)                      79,264,645
   1,209,544 Wuxi Biologics Cayman,
                Inc. (b) (c) (d) (e)                19,619,162
     265,847 XP, Inc., Class A (c)                  10,679,074
                                               ---------------
                                                   207,809,699
                                               ---------------
             CHINA -- 6.6%
     188,451 CanSino Biologics, Inc.,
                Class H (b) (c) (d) (e)              6,665,570
   5,096,844 China Merchants Bank Co., Ltd.,
                Class H (b)                         40,561,438
   7,236,989 China Merchants Securities Co.,
                Ltd., Class H (b) (d) (e) (f)       11,531,620
     755,483 Pharmaron Beijing Co., Ltd.,
                Class H (b) (d) (e)                 18,022,749
                                               ---------------
                                                    76,781,377
                                               ---------------
             DENMARK -- 1.2%
     312,330 Genmab A/S, ADR (c)                    13,648,821
                                               ---------------
             FRANCE -- 4.1%
     601,277 Dassault Systemes SE (b)               31,642,403
     317,887 La Francaise des Jeux
                SAEM (b) (d) (e)                    16,344,804
                                               ---------------
                                                    47,987,207
                                               ---------------
             GERMANY -- 8.1%
     103,790 BioNTech SE, ADR (c)                   28,333,632
     152,953 HelloFresh SE (b) (c)                  14,097,184
     804,587 Siemens Healthineers
                AG (b) (d) (e)                      52,181,687
                                               ---------------
                                                    94,612,503
                                               ---------------
             ISRAEL -- 3.1%
     227,009 Inmode Ltd. (c)                        36,196,585
                                               ---------------
             ITALY -- 2.6%
   1,598,623 Nexi S.p.A. (b) (c) (d) (e)            29,810,495
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             JAPAN -- 13.4%
      80,200 JMDC, Inc. (b) (c)                $     5,478,506
     829,516 Mercari, Inc. (b) (c)                  45,837,398
     111,700 RENOVA, Inc. (b) (c)                    4,582,521
   5,121,917 SoftBank Corp. (b)                     69,477,762
   1,880,995 Takeda Pharmaceutical Co., Ltd.,
                ADR (f)                             30,810,698
                                               ---------------
                                                   156,186,885
                                               ---------------
             JERSEY -- 1.2%
     327,826 Janus Henderson Group PLC              13,549,049
                                               ---------------
             LUXEMBOURG -- 0.3%
   1,707,083 Samsonite International
                S.A. (b) (c) (d) (e)                 3,665,965
                                               ---------------
             MALAYSIA -- 1.2%
  14,923,340 MR DIY Group M Bhd (b) (d) (e)         13,854,862
                                               ---------------
             MEXICO -- 1.0%
   5,635,373 Becle SAB de CV                        12,165,406
                                               ---------------
             NETHERLANDS -- 10.3%
      36,204 Adyen N.V. (b) (c) (d) (e)            101,202,995
     234,693 Prosus N.V. (b)                        18,785,010
                                               ---------------
                                                   119,988,005
                                               ---------------
             NORWAY -- 1.0%
     669,863 Adevinta ASA (b) (c)                   11,479,053
                                               ---------------
             SAUDI ARABIA -- 8.0%
     432,727 Dr. Sulaiman Al Habib Medical
                Services Group Co. (b)              20,048,385
   7,608,385 Saudi Arabian Oil Co. (b) (d) (e)      72,964,901
                                               ---------------
                                                    93,013,286
                                               ---------------
             SWEDEN -- 5.8%
     520,430 EQT AB (b)                             21,610,166
   1,188,808 Nordnet AB (b)                         21,296,068
   1,002,326 Sinch AB (b) (c) (d) (e)               19,437,097
     328,275 Tele2 AB, Class B (b)                   4,860,678
                                               ---------------
                                                    67,204,009
                                               ---------------
             THAILAND -- 2.4%
  11,158,900 Gulf Energy Development
                PCL (b) (e)                         13,620,531
   8,165,500 SCG Packaging PCL (b)                  14,508,916
                                               ---------------
                                                    28,129,447
                                               ---------------
             UNITED KINGDOM -- 1.8%
   2,396,628 Virgin Money UK PLC (b) (c)             6,560,503
     945,901 Wise PLC, Class A (c)                  13,853,893
                                               ---------------
                                                    20,414,396
                                               ---------------
             VIRGIN ISLANDS -- 0.9%
     216,861 Capri Holdings Ltd. (c)                10,498,241
                                               ---------------
             TOTAL COMMON STOCKS -- 99.7%        1,159,405,785
             (Cost $1,062,868,618)             ---------------

             MONEY MARKET FUNDS -- 1.3%
  15,256,261 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (g) (h)                       15,256,261
             (Cost $15,256,261)                ---------------

                        See Notes to Financial Statements                Page 73


FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

PRINCIPAL
   VALUE       DESCRIPTION                               VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 1.3%
$ 15,829,338 BNP Paribas S.A., 0.03% (g),
                dated 09/30/21, due 10/01/21,
                with a maturity value of
                $15,829,351. Collateralized by
                U.S. Treasury Notes, interest
                rates of 0.375% to 0.750%, due
                04/15/24 to 01/31/28. The
                value of the collateral
                including accrued interest is
                $16,231,422. (h)               $    15,829,338
             (Cost $15,829,338)                ---------------

             TOTAL INVESTMENTS -- 102.3%         1,190,491,384
             (Cost $1,093,954,217) (i)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.3)%              (27,232,581)
                                               ---------------
             NET ASSETS -- 100.0%              $ 1,163,258,803
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at
      $797,067,122 or 68.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(f)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $29,402,180 and the total value of the collateral held by the Fund is $31,085,599.

(g)   Rate shown reflects yield as of September 30, 2021.

(h)   This security serves as collateral for securities on loan.

(i)   Aggregate cost for federal income tax purposes is $1,101,316,741. As of
      September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $145,947,176 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $56,772,533. The net unrealized appreciation was $89,174,643.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                   VALUE AT         QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2021         PRICES           INPUTS         INPUTS
                --------------------------------------------------------------
Common Stocks:
  Bermuda       $   11,632,428  $    11,632,428  $           --  $          --
  Brazil            10,062,999       10,062,999              --             --
  Canada            46,688,124       46,688,124              --             --
  Cayman
    Islands        207,809,699      134,898,787      72,910,912             --
  Denmark           13,648,821       13,648,821              --             --
  Germany           94,612,503       28,333,632      66,278,871             --
  Israel            36,196,585       36,196,585              --             --
  Japan            156,186,885       30,810,698     125,376,187             --
  Jersey            13,549,049       13,549,049              --             --
  Mexico            12,165,406       12,165,406              --             --
  United
    Kingdom         20,414,396       13,853,893       6,560,503             --
  Virgin
    Islands         10,498,241       10,498,241              --             --
  Other
    Country
    Categories*    525,940,649               --     525,940,649             --
Money Market
  Funds             15,256,261       15,256,261              --             --
Repurchase
  Agreements        15,829,338               --      15,829,338             --
                --------------------------------------------------------------
Total
  Investments   $1,190,491,384  $   377,594,924  $  812,896,460  $          --
                ==============================================================

* See Portfolio of Investments for country breakout.

Page 74                 See Notes to Financial Statements


FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    29,402,180
Non-cash Collateral(2)                             (29,402,180)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At September 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $    15,829,338
Non-cash Collateral(4)                             (15,829,338)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At September 30, 2021, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                26.1%
Euro                                                22.2
Hong Kong Dollar                                    12.9
Japanese Yen                                        10.5
Saudi Riyal                                          7.8
Swedish Krona                                        5.6
Canadian Dollar                                      3.9
Australian Dollar                                    2.9
Thai Baht                                            2.4
British Pound Sterling                               1.7
Malaysian Ringgit                                    1.2
Mexican Peso                                         1.0
Norwegian Krone                                      1.0
Brazilian Real                                       0.8
                                                   ------
     Total                                         100.0%
                                                   ======

                        See Notes to Financial Statements                Page 75


FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.8%
             FRANCE -- 2.0%
     991,124 Thales S.A. (b)                   $    96,094,651
                                               ---------------
             INDIA -- 0.8%
   1,656,093 Infosys Ltd., ADR                      36,848,069
                                               ---------------
             IRELAND -- 6.0%
     895,561 Accenture PLC, Class A                286,507,875
                                               ---------------
             ISRAEL -- 6.7%
   1,199,614 Check Point Software
                Technologies Ltd. (c)              135,604,366
     897,378 CyberArk Software Ltd. (c)            141,624,196
     933,275 Radware Ltd. (c)                       31,470,033
   1,137,132 Tufin Software Technologies
                Ltd. (c)                            11,178,008
                                               ---------------
                                                   319,876,603
                                               ---------------
             JAPAN -- 2.5%
   2,143,373 Trend Micro, Inc. (b)                 119,360,393
                                               ---------------
             JERSEY -- 2.9%
   2,158,790 Mimecast Ltd. (c)                     137,299,044
                                               ---------------
             UNITED STATES -- 78.9%
   2,170,732 A10 Networks, Inc. (c)                 29,261,467
   1,330,746 Akamai Technologies, Inc. (c)         139,182,724
   1,839,890 Booz Allen Hamilton Holding
                Corp.                              145,995,271
   5,106,928 Cisco Systems, Inc.                   277,970,091
   1,248,167 Cloudflare, Inc., Class A (c)         140,606,013
   1,072,650 Crowdstrike Holdings, Inc.,
                Class A (c)                        263,635,917
     740,326 F5 Networks, Inc. (c)                 147,162,002
   8,285,089 FireEye, Inc. (c)                     147,474,584
     478,232 Fortinet, Inc. (c)                    139,662,873
   5,200,334 Juniper Networks, Inc.                143,113,192
   1,536,099 Leidos Holdings, Inc.                 147,665,197
     510,256 ManTech International Corp.,
                Class A                             38,738,635
   1,143,447 Okta, Inc. (c)                        271,385,711
   1,005,063 OneSpan, Inc. (c)                      18,875,083
     653,749 Palo Alto Networks, Inc. (c)          313,145,771
   1,104,714 Qualys, Inc. (c)                      122,943,621
   1,240,159 Rapid7, Inc. (c)                      140,162,770
   1,717,313 Ribbon Communications, Inc. (c)        10,269,532
   3,216,083 Sailpoint Technologies Holdings,
                Inc. (c)                           137,905,639
   1,296,614 Science Applications
                International Corp.                110,938,294
     985,833 Splunk, Inc. (c)                      142,659,893
   3,396,554 Tenable Holdings, Inc. (c)            156,717,002
   2,183,823 Varonis Systems, Inc. (c)             132,885,630
     696,856 VeriSign, Inc. (c)                    142,862,449
   1,012,338 VMware, Inc., Class A (c) (d)         150,534,661
   1,504,599 Zix Corp. (c)                          10,637,515
     541,446 Zscaler, Inc. (c)                     141,977,970
                                               ---------------
                                                 3,764,369,507
                                               ---------------
             TOTAL COMMON STOCKS -- 99.8%        4,760,356,142
             (Cost $3,890,106,278)             ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             MONEY MARKET FUNDS -- 1.2%
  55,289,302 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (e) (f)                  $    55,289,302
             (Cost $55,289,302)                ---------------

 PRINCIPAL
   VALUE     DESCRIPTION                                 VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 1.2%
$ 57,366,158 BNP Paribas S.A, 0.03% (e),
                dated 09/30/21, due 10/01/21,
                with a maturity value of
                $57,366,206. Collateralized by
                U.S. Treasury Notes, interest
                rates of 0.375% to 0.750%, due
                04/15/24 to 01/31/28. The
                value of the collateral
                including accrued interest is
                $58,823,327. (f)                    57,366,158
             (Cost $57,366,158)                ---------------

             TOTAL INVESTMENTS -- 102.2%         4,873,011,602
             (Cost $4,002,761,738) (g)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.2)%             (102,714,038)
                                               ---------------
             NET ASSETS -- 100.0%              $ 4,770,297,564
                                               ===============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at
      $215,455,044 or 4.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $109,097,473 and the total value of the collateral held by the Fund is $112,655,460.

(e)   Rate shown reflects yield as of September 30, 2021.

(f)   This security serves as collateral for securities on loan.

Page 76                 See Notes to Financial Statements


FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

(g)   Aggregate cost for federal income tax purposes is $4,063,937,653. As of
      September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $917,705,504 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $108,631,555. The net unrealized appreciation was $809,073,949.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                   VALUE AT         QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2021         PRICES           INPUTS         INPUTS
                --------------------------------------------------------------
Common Stocks:
  France        $   96,094,651  $            --  $   96,094,651  $          --
  Japan            119,360,393               --     119,360,393             --
  Other
    Country
    Categories*  4,544,901,098    4,544,901,098              --             --
Money Market
  Funds             55,289,302       55,289,302              --             --
Repurchase
  Agreements        57,366,158               --      57,366,158             --
                --------------------------------------------------------------
Total
  Investments   $4,873,011,602  $ 4,600,190,400  $  272,821,202  $          --
                ==============================================================

* See Portfolio of Investments for country breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $   109,097,473
Non-cash Collateral(2)                            (109,097,473)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At September 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $    57,366,158
Non-cash Collateral(4)                             (57,366,158)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At September 30, 2021, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                95.6%
Japanese Yen                                         2.4
Euro                                                 2.0
                                                   ------
     Total                                         100.0%
                                                   ======

                        See Notes to Financial Statements                Page 77


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2021


                                                                                                          FIRST TRUST
                                                                              FIRST TRUST               FTSE EPRA/NAREIT
                                                                           STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                            SELECT DIVIDEND               REAL ESTATE
                                                                               INDEX FUND                  INDEX FUND
                                                                                 (FDD)                       (FFR)
                                                                         ----------------------      ----------------------
ASSETS:
Investments, at value .................................................     $    283,783,877            $     34,452,421
Cash ..................................................................                   --                          --
Foreign currency, at value ............................................                   --                       4,312
Due from authorized participant .......................................                   --                          --
Receivables:
   Reclaims ...........................................................            1,688,639                      23,179
   Dividends ..........................................................              999,174                     128,486
   Investment securities sold .........................................                   --                     107,811
   Capital shares sold ................................................                   --                          --
   From investment advisor ............................................                   --                      12,348
   Securities lending income ..........................................                   --                          --
                                                                            ----------------            ----------------
   TOTAL ASSETS .......................................................          286,471,690                  34,728,557
                                                                            ----------------            ----------------
LIABILITIES:
Due to custodian ......................................................                   --                          --
Due to custodian foreign currency .....................................                  268                          --
Payables:
   Investment securities purchased ....................................                   --                          --
   Licensing fees .....................................................              235,123                      11,711
   Investment advisory fees ...........................................               97,743                          --
   Audit and tax fees .................................................               55,112                      38,112
   Shareholder reporting fees .........................................               13,595                       5,296
   Foreign capital gains tax ..........................................                   --                          --
   Collateral for securities on loan ..................................                   --                          --
   Capital shares redeemed ............................................                   --                          --
Other liabilities .....................................................               39,003                      16,445
                                                                            ----------------            ----------------
   TOTAL LIABILITIES ..................................................              440,844                      71,564
                                                                            ----------------            ----------------
NET ASSETS ............................................................     $    286,030,846            $     34,656,993
                                                                            ================            ================
NET ASSETS CONSIST OF:
Paid-in capital .......................................................     $    329,312,543            $     33,345,046
Par value .............................................................              206,033                       6,916
Accumulated distributable earnings (loss) .............................          (43,487,730)                  1,305,031
                                                                            ----------------            ----------------
NET ASSETS ............................................................     $    286,030,846            $     34,656,993
                                                                            ================            ================

NET ASSET VALUE, per share ............................................     $          13.88            $          50.11
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share) .............................           20,603,334                     691,608
                                                                            ================            ================
Investments, at cost ..................................................     $    260,045,256            $     31,244,103
                                                                            ================            ================
Foreign currency, at cost (proceeds) ..................................     $           (267)           $          4,350
                                                                            ================            ================
Securities on loan, at value ..........................................     $             --            $             --
                                                                            ================            ================


Page 78                 See Notes to Financial Statements



                                                          FIRST TRUST              FIRST TRUST
        FIRST TRUST              FIRST TRUST                GLOBAL               NASDAQ(R) CLEAN            FIRST TRUST
     DOW JONES GLOBAL              GLOBAL                 ENGINEERING          EDGE(R) SMART GRID          INDXX GLOBAL
      SELECT DIVIDEND            WIND ENERGY           AND CONSTRUCTION          INFRASTRUCTURE          NATURAL RESOURCES
        INDEX FUND                   ETF                      ETF                  INDEX FUND               INCOME ETF
           (FGD)                    (FAN)                    (FLM)                   (GRID)                   (FTRI)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $   498,920,874          $   387,361,181          $    11,613,568          $   551,870,031          $    41,347,901
                   --                       --                   34,121                  240,445                  254,882
            1,374,466                  192,934                        2                       --                   61,353
                   --                       --                       --                       --                1,750,903

            1,138,644                  445,582                    5,524                  284,509                    5,510
            4,949,203                  508,129                   41,069                  302,567                  500,876
            3,708,998                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                    9,171                       --                       --
                   --                    1,222                      400                    1,002                      498
      ---------------          ---------------          ---------------          ---------------          ---------------
          510,092,185              388,509,048               11,703,855              552,698,554               43,921,923
      ---------------          ---------------          ---------------          ---------------          ---------------

            1,477,592                  138,252                       --                       12                       --
                   --                       --                       --                       --                       --

                   --                       --                       --                       --                1,907,199
               81,501                   98,286                    2,734                  111,082                       --
              173,114                   89,334                       --                  184,200                   20,693
               59,612                   34,612                   34,612                   36,014                       --
               24,606                   34,495                    3,797                   24,216                       --
                   --                       --                       --                       --                    6,062
                   --                2,125,314                  867,266                1,989,584                5,676,228
            3,747,902                       --                       --                       --                       --
               73,715                   68,499                    5,813                   90,951                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            5,638,042                2,588,792                  914,222                2,436,059                7,610,182
      ---------------          ---------------          ---------------          ---------------          ---------------
      $   504,454,143          $   385,920,256          $    10,789,633          $   550,262,495          $    36,311,741
      ===============          ===============          ===============          ===============          ===============

      $   666,703,413          $   410,481,216          $    18,260,078          $   504,554,927          $    99,197,140
              202,000                  184,500                    2,000                   59,500                   28,000
         (162,451,270)             (24,745,460)              (7,472,445)              45,648,068              (62,913,399)
      ---------------          ---------------          ---------------          ---------------          ---------------
      $   504,454,143          $   385,920,256          $    10,789,633          $   550,262,495          $    36,311,741
      ===============          ===============          ===============          ===============          ===============

      $         24.97          $         20.92          $         53.95          $         92.48          $         12.97
      ===============          ===============          ===============          ===============          ===============

           20,200,002               18,450,002                  200,002                5,950,002                2,800,002
      ===============          ===============          ===============          ===============          ===============
      $   467,931,904          $   356,513,880          $    10,614,829          $   501,198,160          $    43,750,990
      ===============          ===============          ===============          ===============          ===============
      $     1,384,895          $       193,105          $             2          $           (12)         $        61,353
      ===============          ===============          ===============          ===============          ===============
      $            --          $     1,951,399          $       824,090          $     1,880,610          $     5,653,782
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 79


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
SEPTEMBER 30, 2021


                                                                              FIRST TRUST                 FIRST TRUST
                                                                              INDXX GLOBAL                    BICK
                                                                            AGRICULTURE ETF                INDEX FUND
                                                                                 (FTAG)                      (BICK)
                                                                         ----------------------      ----------------------
ASSETS:
Investments, at value .................................................     $      5,596,661            $     89,802,021
Cash ..................................................................                1,702                      22,736
Foreign currency, at value ............................................                4,278                       4,533
Due from authorized participant .......................................                   --                          --
Receivables:
   Reclaims ...........................................................               10,720                          --
   Dividends ..........................................................                9,462                     144,949
   Investment securities sold                                                             --                          --
   Capital shares sold ................................................                   --                          --
   From investment advisor ............................................                   --                          --
   Securities lending income ..........................................                   --                       2,035
                                                                            ----------------            ----------------
   TOTAL ASSETS .......................................................            5,622,823                  89,976,274
                                                                            ----------------            ----------------
LIABILITIES:
Due to custodian ......................................................                   --                          --
Due to custodian foreign currency .....................................                   --                          --
Payables:
   Investment securities purchased ....................................                   --                          --
   Licensing fees .....................................................                   --                          --
   Investment advisory fees ...........................................                3,235                      47,808
   Audit and tax fees .................................................                   --                          --
   Shareholder reporting fees .........................................                   --                          --
   Foreign capital gains tax ..........................................               10,544                          --
   Collateral for securities on loan ..................................                   --                   2,963,224
   Capital shares redeemed ............................................                   --                          --
Other liabilities .....................................................                   --                          --
                                                                            ----------------            ----------------
   TOTAL LIABILITIES ..................................................               13,779                   3,011,032
                                                                            ----------------            ----------------
NET ASSETS ............................................................     $      5,609,044            $     86,965,242
                                                                            ================            ================

NET ASSETS CONSIST OF:
Paid-in capital .......................................................     $     24,288,395            $    109,431,354
Par value .............................................................                1,899                      25,500
Accumulated distributable earnings (loss) .............................          (18,681,250)                (22,491,612)
                                                                            ----------------            ----------------
NET ASSETS ............................................................     $      5,609,044            $     86,965,242
                                                                            ================            ================
NET ASSET VALUE, per share ............................................     $          29.53            $          34.10
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share) .............................              189,928                   2,550,002
                                                                            ================            ================
Investments, at cost ..................................................     $      4,829,605            $     79,823,075
                                                                            ================            ================
Foreign currency, at cost (proceeds) ..................................     $          4,285            $          4,559
                                                                            ================            ================
Securities on loan, at value ..........................................     $             --            $      2,913,900
                                                                            ================            ================


Page 80                 See Notes to Financial Statements



                                 FIRST TRUST              FIRST TRUST              FIRST TRUST              FIRST TRUST
        FIRST TRUST             NASDAQ GLOBAL                CLOUD                INTERNATIONAL               NASDAQ
        INDXX NEXTG                 AUTO                   COMPUTING                 EQUITY                CYBERSECURITY
            ETF                  INDEX FUND                   ETF               OPPORTUNITIES ETF               ETF
          (NXTG)                   (CARZ)                   (SKYY)                   (FPXI)                   (CIBR)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $ 1,108,159,289          $    66,504,369          $ 6,521,454,884          $ 1,190,491,384          $ 4,873,011,602
            1,946,015                  129,052               13,518,225                2,552,730               11,612,014
               10,474                       --                       --                   73,540                        3
                   --                       --                       --                6,798,697                       --

              124,345                   29,895                  395,272                  161,308                   88,709
            2,610,843                  202,657                1,335,174                1,783,857                  269,093
                   --                       --                       --                       --                       --
            7,652,877                       --                5,278,654                       --                       --
                   --                       --                       --                       --                       --
               15,281                    1,426                  394,826                    5,616                  398,802
      ---------------          ---------------          ---------------          ---------------          ---------------
        1,120,519,124               66,867,399            6,542,377,035            1,201,867,132            4,885,380,223
      ---------------          ---------------          ---------------          ---------------          ---------------

                   --                       --                       --                       --                       --
                   --                       33                       --                       --                       --

            7,652,229                       --                5,268,453                       --                       --
                   --                       --                       --                       --                       --
              638,013                   37,309                3,236,508                  724,033                2,427,199
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
            2,630,471                       --                       --                       --                       --
           27,985,717                2,840,697              294,422,931               31,085,599              112,655,460
                3,061                       --                       --                6,798,697                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
           38,909,491                2,878,039              302,927,892               38,608,329              115,082,659
      ---------------          ---------------          ---------------          ---------------          ---------------
      $ 1,081,609,633          $    63,989,360          $ 6,239,449,143          $ 1,163,258,803          $ 4,770,297,564
      ===============          ===============          ===============          ===============          ===============

      $   907,420,222          $    65,988,572          $ 5,372,217,411          $ 1,157,615,216          $ 4,004,133,797
              141,500                   11,000                  592,000                  181,500                  977,500
          174,047,911               (2,010,212)             866,639,732                5,462,087              765,186,267
      ---------------          ---------------          ---------------          ---------------          ---------------
      $ 1,081,609,633          $    63,989,360          $ 6,239,449,143          $ 1,163,258,803          $ 4,770,297,564
      ===============          ===============          ===============          ===============          ===============
      $         76.44          $         58.17          $        105.40          $         64.09          $         48.80
      ===============          ===============          ===============          ===============          ===============

           14,150,002                1,100,002               59,200,002               18,150,002               97,750,002
      ===============          ===============          ===============          ===============          ===============
      $   930,427,319          $    63,332,039          $ 5,483,079,853          $ 1,093,954,217          $ 4,002,761,738
      ===============          ===============          ===============          ===============          ===============
      $        10,574          $           (33)         $            --          $        73,663          $             3
      ===============          ===============          ===============          ===============          ===============
      $    26,954,574          $     2,703,950          $   285,573,134          $    29,402,180          $   109,097,473
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 81


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2021


                                                                                                         FIRST TRUST
                                                                             FIRST TRUST               FTSE EPRA/NAREIT
                                                                          STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                           SELECT DIVIDEND               REAL ESTATE
                                                                              INDEX FUND                  INDEX FUND
                                                                                (FDD)                       (FFR)
                                                                        ----------------------      ----------------------
INVESTMENT INCOME:
Dividends .............................................................    $     12,358,461            $        984,867
Securities lending income (net of fees) ...............................                  --                          --
Foreign withholding tax ...............................................          (1,105,691)                    (36,491)
                                                                           ----------------            ----------------
   Total investment income                                                       11,252,770                     948,376
                                                                           ----------------            ----------------

EXPENSES:
Investment advisory fees ..............................................             970,199                     135,106
Licensing fees ........................................................             147,579                      40,580
Accounting and administration fees ....................................             122,539                      22,995
Audit and tax fees ....................................................              67,721                      39,922
Shareholder reporting fees ............................................              29,930                      17,415
Custodian fees ........................................................              20,455                      34,956
Transfer agent fees ...................................................              12,087                       1,682
Listing fees ..........................................................               9,274                       9,274
Trustees' fees and expenses ...........................................               6,070                       5,979
Legal fees ............................................................               4,644                         987
Registration and filing fees ..........................................               3,970                          --
Expenses previously waived and expenses reimbursed by the investment
   advisor ............................................................                  --                          --
Other expenses ........................................................               4,115                       2,147
                                                                           ----------------            ----------------
   Total expenses .....................................................           1,398,583                     311,043
   Less fees waived and expenses reimbursed by
      the investment advisor ..........................................                  --                    (108,383)
                                                                           ----------------            ----------------
   Net expenses .......................................................           1,398,583                     202,660
                                                                           ----------------            ----------------

NET INVESTMENT INCOME (LOSS)...........................................           9,854,187                     745,716
                                                                           ----------------            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ........................................................          14,955,433                      32,612
   In-kind redemptions ................................................           6,494,349                   1,069,901
   Foreign currency transactions ......................................             (38,754)                     (2,200)
   Foreign capital gains tax ..........................................                  --                          --
                                                                           ----------------            ----------------
Net realized gain (loss) ..............................................          21,411,028                   1,100,313
                                                                           ----------------            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments ........................................................          35,092,220                   6,369,883
   Foreign currency translation .......................................             (53,780)                     (1,131)
   Deferred foreign capital gains tax .................................                  --                          --
                                                                           ----------------            ----------------
Net change in unrealized appreciation (depreciation) ..................          35,038,440                   6,368,752
                                                                           ----------------            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ...............................          56,449,468                   7,469,065
                                                                           ----------------            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................................    $     66,303,655            $      8,214,781
                                                                           ================            ================


(a)   Fund is subject to a unitary fee (see Note 3 in the Notes to Financial
      Statements).

Page 82                 See Notes to Financial Statements



                                                          FIRST TRUST              FIRST TRUST
        FIRST TRUST              FIRST TRUST                GLOBAL               NASDAQ(R) CLEAN            FIRST TRUST
     DOW JONES GLOBAL              GLOBAL                 ENGINEERING          EDGE(R) SMART GRID          INDXX GLOBAL
      SELECT DIVIDEND            WIND ENERGY           AND CONSTRUCTION          INFRASTRUCTURE          NATURAL RESOURCES
        INDEX FUND                   ETF                      ETF                  INDEX FUND               INCOME ETF
           (FGD)                    (FAN)                    (FLM)                   (GRID)                   (FTRI)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $    27,442,405          $     8,308,461          $       241,773          $     5,562,724          $     2,114,977
                   --                  142,085                    2,711                   33,537                    1,595
           (1,764,967)                (958,726)                 (22,433)                (519,675)                 (75,622)
      ---------------          ---------------          ---------------          ---------------          ---------------
           25,677,438                7,491,820                  222,051                5,076,586                2,040,950
      ---------------          ---------------          ---------------          ---------------          ---------------

            1,810,271                1,540,959                   35,317                1,166,503                  146,432 (a)
              261,773                  385,173                    8,827                  262,471                       --
              228,236                  194,415                    6,549                  147,527                       --
               72,618                   34,784                   34,901                   39,517                       --
               48,363                   81,982                   15,817                   53,959                       --
               83,816                   77,673                    5,354                   30,797                       --
               22,556                   19,249                      440                   14,573                       --
                9,274                    9,778                    9,778                    6,077                       --
                6,165                    6,232                    5,973                    6,167                       --
                8,894                    9,893                      666                    7,469                       --
                3,645                   13,571                      229                   32,654                       --

                   --                       --                       --                   63,759                       --
                6,716                    4,729                    1,802                    2,840                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            2,562,327                2,378,438                  125,653                1,834,313                  146,432

                   --                  (66,999)                 (63,848)                      --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            2,562,327                2,311,439                   61,805                1,834,313                  146,432
      ---------------          ---------------          ---------------          ---------------          ---------------

           23,115,111                5,180,381                  160,246                3,242,273                1,894,518
      ---------------          ---------------          ---------------          ---------------          ---------------

           (2,777,496)                (693,682)                (279,639)              (3,937,787)               1,334,895
           49,608,338               35,842,546                       --               12,836,119                       --
             (139,976)                 (52,118)                    (530)                 (58,192)                 (13,276)
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
           46,690,866               35,096,746               (280,169)                 8,840,140                1,321,619
      ---------------          ---------------          ---------------          ---------------          ---------------

           76,384,796               (2,890,281)               1,887,903               42,354,367               (2,200,121)
              (52,422)                 (18,435)                    (106)                  (4,318)                     647
                   --                       --                       --                       --                   (6,062)
      ---------------          ---------------          ---------------          ---------------          ---------------
           76,332,374               (2,908,716)               1,887,797               42,350,049               (2,205,536)
      ---------------          ---------------          ---------------          ---------------          ---------------
          123,023,240               32,188,030                1,607,628               51,190,189                 (883,917)
      ---------------          ---------------          ---------------          ---------------          ---------------

      $   146,138,351          $    37,368,411          $     1,767,874          $    54,432,462          $     1,010,601
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 83


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED SEPTEMBER 30, 2021


                                                                             FIRST TRUST
                                                                             INDXX GLOBAL                FIRST TRUST
                                                                             AGRICULTURE                     BICK
                                                                                 ETF                      INDEX FUND
                                                                                (FTAG)                      (BICK)
                                                                        ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................    $        129,980            $      1,339,902
Securities lending income (net of fees)................................                  --                      26,170
Foreign withholding tax................................................             (14,931)                   (118,797)
                                                                           ----------------            ----------------
   Total investment income                                                          115,049                   1,247,275
                                                                           ----------------            ----------------

EXPENSES:
Investment advisory fees ..............................................              31,675 (a)                 542,952 (a)
Licensing fees ........................................................                  --                          --
Accounting and administration fees ....................................                  --                          --
Audit and tax fees ....................................................                  --                          --
Shareholder reporting fees ............................................                  --                          --
Custodian fees ........................................................                  --                          --
Transfer agent fees ...................................................                  --                          --
Listing fees ..........................................................                  --                          --
Trustees' fees and expenses ...........................................                  --                          --
Legal fees ............................................................                  --                          --
Registration and filing fees ..........................................                  --                          --
Expenses previously waived and expenses reimbursed by the investment
   advisor ............................................................                  --                          --
Other expenses ........................................................                  --                          --
                                                                           ----------------            ----------------
   Total expenses .....................................................              31,675                     542,952
   Less fees waived and expenses reimbursed by
      the investment advisor ..........................................                  --                          --
                                                                           ----------------            ----------------
   Net expenses .......................................................              31,675                     542,952
                                                                           ----------------            ----------------

NET INVESTMENT INCOME (LOSS) ..........................................              83,374                     704,323
                                                                           ----------------            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ........................................................              47,153                    (751,528)
   In-kind redemptions ................................................                  --                   1,053,883
   Foreign currency transactions ......................................                (851)                    (16,070)
   Foreign capital gains tax ..........................................                (267)                         --
                                                                           ----------------            ----------------
Net realized gain (loss) ..............................................              46,035                     286,285
                                                                           ----------------            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments ........................................................             949,439                   8,022,125
   Foreign currency translation .......................................                (340)                       (593)
   Deferred foreign capital gains tax                                                (6,466)                         --
                                                                           ----------------            ----------------
Net change in unrealized appreciation (depreciation) ..................             942,633                   8,021,532
                                                                           ----------------            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ...............................             988,668                   8,307,817
                                                                           ----------------            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................................    $      1,072,042            $      9,012,140
                                                                           ================            ================


(a)   Fund is subject to a unitary fee (see Note 3 in the Notes to Financial
      Statements).

Page 84                 See Notes to Financial Statements



                                 FIRST TRUST              FIRST TRUST              FIRST TRUST              FIRST TRUST
        FIRST TRUST             NASDAQ GLOBAL                CLOUD                INTERNATIONAL               NASDAQ
        INDXX NEXTG                 AUTO                   COMPUTING                 EQUITY                CYBERSECURITY
            ETF                  INDEX FUND                   ETF               OPPORTUNITIES ETF               ETF
          (NXTG)                   (CARZ)                   (SKYY)                   (FPXI)                   (CIBR)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $    21,631,578          $     1,245,056          $    43,723,390          $    14,952,817          $    23,642,788
              156,882                   11,775                2,353,646                  681,143                  398,802
           (2,074,242)                (150,623)                (300,493)              (1,306,872)                (360,689)
      ---------------          ---------------          ---------------          ---------------          ---------------
           19,714,218                1,106,208               45,776,543               14,327,088               23,680,901
      ---------------          ---------------          ---------------          ---------------          ---------------

            6,523,713 (a)              414,721 (a)           36,304,183 (a)            6,864,737 (a)           21,244,195 (a)
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --

                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            6,523,713                  414,721               36,304,183                6,864,737               21,244,195

                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            6,523,713                  414,721               36,304,183                6,864,737               21,244,195
      ---------------          ---------------          ---------------          ---------------          ---------------

           13,190,505                  691,487                9,472,360                7,462,351                2,436,706
      ---------------          ---------------          ---------------          ---------------          ---------------

           (3,150,657)              (1,570,754)             (47,172,442)             (83,450,490)             (14,427,364)
           86,101,898               12,425,388            1,481,108,955               25,177,495              429,590,517
             (374,330)                 (16,451)                      --                 (181,803)                 (24,647)
           (1,062,871)                      --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
           81,514,040               10,838,183            1,433,936,513              (58,454,798)             415,138,506
      ---------------          ---------------          ---------------          ---------------          ---------------

          117,391,521                5,024,013              235,787,379               60,061,734              582,215,555
               (1,829)                     114                       --                    4,478                  (13,452)
           (2,630,471)                      --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
          114,759,221                5,024,127              235,787,379               60,066,212              582,202,103
      ---------------          ---------------          ---------------          ---------------          ---------------
          196,273,261               15,862,310            1,669,723,892                1,611,414              997,340,609
      ---------------          ---------------          ---------------          ---------------          ---------------

      $   209,463,766          $    16,553,797          $ 1,679,196,252          $     9,073,765          $   999,777,315
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 85


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                   FIRST TRUST
                                                                                                STOXX(R) EUROPEAN
                                                                                                 SELECT DIVIDEND
                                                                                                   INDEX FUND
                                                                                                      (FDD)
                                                                                     ---------------------------------------
                                                                                         YEAR ENDED           YEAR ENDED
                                                                                         9/30/2021            9/30/2020
                                                                                     ------------------   ------------------
OPERATIONS:
Net investment income (loss)........................................................  $      9,854,187     $      9,746,591
Net realized gain (loss)............................................................        21,411,028          (68,012,847)
Net increase from payment by the advisor............................................                --                   --
Net change in unrealized appreciation (depreciation)................................        35,038,440            2,157,675
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from operations..................................................................        66,303,655          (56,108,581)
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...............................................................        (9,883,719)          (9,499,846)
                                                                                      ----------------     ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...........................................................        81,399,807           22,397,192
Cost of shares redeemed.............................................................       (32,016,164)         (70,479,677)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions....................................................        49,383,643          (48,082,485)
                                                                                      ----------------     ----------------
Total increase (decrease) in net assets.............................................       105,803,579         (113,690,912)

NET ASSETS:
Beginning of period.................................................................       180,227,267          293,918,179
                                                                                      ----------------     ----------------
End of period.......................................................................  $    286,030,846     $    180,227,267
                                                                                      ================     ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.............................................        17,553,334           23,053,334
Shares sold.........................................................................         5,550,000            1,600,000
Shares redeemed.....................................................................        (2,500,000)          (7,100,000)
                                                                                      ----------------     ----------------
Shares outstanding, end of period...................................................        20,603,334           17,553,334
                                                                                      ================     ================


Page 86                 See Notes to Financial Statements



              FIRST TRUST                                FIRST TRUST
            FTSE EPRA/NAREIT                              DOW JONES                                FIRST TRUST
     DEVELOPED MARKETS REAL ESTATE                 GLOBAL SELECT DIVIDEND                      GLOBAL WIND ENERGY
               INDEX FUND                                INDEX FUND                                    ETF
                 (FFR)                                      (FGD)                                     (FAN)
----------------------------------------   ---------------------------------------   ---------------------------------------
    YEAR ENDED            YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
    9/30/2021             9/30/2020            9/30/2021            9/30/2020            9/30/2021            9/30/2020
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $        745,716      $      1,158,864     $     23,115,111     $     29,030,096     $      5,180,381     $      2,006,911
        1,100,313              (289,037)          46,690,866         (118,795,433)          35,096,746           (2,424,628)
               --                    --                   --                   --                   --                   --
        6,368,752           (11,697,826)          76,332,374          (17,797,799)          (2,908,716)          32,827,377
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

        8,214,781           (10,827,999)         146,138,351         (107,563,136)          37,368,411           32,409,660
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

         (233,141)           (2,248,427)         (22,659,267)         (29,511,768)          (6,120,596)          (2,010,555)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

        2,562,370             2,470,109          231,712,385           59,303,361          237,937,542          102,329,499
       (8,557,560)          (13,159,351)        (195,225,987)        (110,271,559)         (88,339,911)          (3,155,559)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

       (5,995,190)          (10,689,242)          36,486,398          (50,968,198)         149,597,631           99,173,940
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
        1,986,450           (23,765,668)         159,965,482         (188,043,102)         180,845,446          129,573,045

       32,670,543            56,436,211          344,488,661          532,531,763          205,074,810           75,501,765
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $     34,656,993      $     32,670,543     $    504,454,143     $    344,488,661     $    385,920,256     $    205,074,810
 ================      ================     ================     ================     ================     ================

          841,608             1,141,608           19,300,002           23,250,002           11,750,002            5,750,002
           50,000                50,000            9,050,000            2,450,000           10,800,000            6,250,000
         (200,000)             (350,000)          (8,150,000)          (6,400,000)          (4,100,000)            (250,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          691,608               841,608           20,200,002           19,300,002           18,450,002           11,750,002
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 87


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                                   FIRST TRUST
                                                                                               GLOBAL ENGINEERING
                                                                                                AND CONSTRUCTION
                                                                                                       ETF
                                                                                                      (FLM)
                                                                                     ---------------------------------------
                                                                                         YEAR ENDED           YEAR ENDED
                                                                                         9/30/2021            9/30/2020
                                                                                     ------------------   ------------------
OPERATIONS:
Net investment income (loss)........................................................  $        160,246     $        203,777
Net realized gain (loss)............................................................          (280,169)            (366,607)
Net increase from payment by the advisor............................................                --                   --
Net change in unrealized appreciation (depreciation)................................         1,887,797             (239,121)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from operations..................................................................         1,767,874             (401,951)
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...............................................................          (143,267)            (207,908)
                                                                                      ----------------     ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...........................................................         2,855,164                   --
Cost of shares redeemed.............................................................                --           (2,489,438)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions....................................................         2,855,164           (2,489,438)
                                                                                      ----------------     ----------------
Total increase (decrease) in net assets.............................................         4,479,771           (3,099,297)

NET ASSETS:
Beginning of period.................................................................         6,309,862            9,409,159
                                                                                      ----------------     ----------------
End of period.......................................................................  $     10,789,633     $      6,309,862
                                                                                      ================     ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.............................................           150,002              200,002
Shares sold.........................................................................            50,000                   --
Shares redeemed.....................................................................                --              (50,000)
                                                                                      ----------------     ----------------
Shares outstanding, end of period...................................................           200,002              150,002
                                                                                      ================     ================


Page 88                 See Notes to Financial Statements



              FIRST TRUST                                FIRST TRUST
        NASDAQ(R) CLEAN EDGE(R)                         INDXX GLOBAL                               FIRST TRUST
       SMART GRID INFRASTRUCTURE                      NATURAL RESOURCES                           INDXX GLOBAL
               INDEX FUND                                INCOME ETF                              AGRICULTURE ETF
                 (GRID)                                    (FTRI)                                    (FTAG)
----------------------------------------   ---------------------------------------   ---------------------------------------
    YEAR ENDED            YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
    9/30/2021             9/30/2020            9/30/2021            9/30/2020            9/30/2021            9/30/2020
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $      3,242,273      $        468,582     $      1,894,518     $        314,979     $         83,374     $         62,970
        8,840,140             1,516,049            1,321,619           (1,111,105)              46,035             (311,190)
               --                    --                   --                   --                   --                   --
       42,350,049             7,530,176           (2,205,536)              20,445              942,633              142,251
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

       54,432,462             9,514,807            1,010,601             (775,681)           1,072,042             (105,969)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

       (3,258,036)             (369,941)          (1,526,281)            (343,681)             (76,502)             (54,334)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

      474,084,702            22,728,389           31,087,104                   --            1,573,503                   --
      (31,575,616)           (2,526,309)                  --             (592,651)                  --                   --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

      442,509,086            20,202,080           31,087,104             (592,651)           1,573,503                   --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
      493,683,512            29,346,946           30,571,424           (1,712,013)           2,569,043             (160,303)

       56,578,983            27,232,037            5,740,317            7,452,330            3,040,001            3,200,304
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $    550,262,495      $     56,578,983     $     36,311,741     $      5,740,317     $      5,609,044     $      3,040,001
 ================      ================     ================     ================     ================     ================

          900,002               550,002              600,002              650,002              139,928              139,928
        5,400,000               400,000            2,200,000                   --               50,000                   --
         (350,000)              (50,000)                  --              (50,000)                  --                   --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
        5,950,002               900,002            2,800,002              600,002              189,928              139,928
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 89


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)



                                                                                                   FIRST TRUST
                                                                                                      BICK
                                                                                                   INDEX FUND
                                                                                                     (BICK)
                                                                                     ---------------------------------------
                                                                                         YEAR ENDED           YEAR ENDED
                                                                                         9/30/2021            9/30/2020
                                                                                     ------------------   ------------------
OPERATIONS:
Net investment income (loss)........................................................    $      704,323     $        558,660
Net realized gain (loss)............................................................           286,285           (4,705,431)
Net increase from payment by the advisor............................................                --                   --
Net change in unrealized appreciation (depreciation)................................         8,021,532            4,781,924
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from operations..................................................................         9,012,140              635,153
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...............................................................          (563,280)            (775,621)
                                                                                      ----------------     ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...........................................................        24,312,835            7,430,446
Cost of shares redeemed.............................................................        (6,733,788)         (62,855,887)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions....................................................        17,579,047          (55,425,441)
                                                                                      ----------------     ----------------
Total increase (decrease) in net assets.............................................        26,027,907          (55,565,909)

NET ASSETS:
Beginning of period.................................................................        60,937,335          116,503,244
                                                                                      ----------------     ----------------
End of period.......................................................................  $     86,965,242     $     60,937,335
                                                                                      ================     ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.............................................         2,100,002            4,550,002
Shares sold.........................................................................           650,000              250,000
Shares redeemed.....................................................................          (200,000)          (2,700,000)
                                                                                      ----------------     ----------------
Shares outstanding, end of period...................................................         2,550,002            2,100,002
                                                                                      ================     ================


Page 90                 See Notes to Financial Statements



                                                         FIRST TRUST
              FIRST TRUST                                  NASDAQ                                  FIRST TRUST
              INDXX NEXTG                                GLOBAL AUTO                             CLOUD COMPUTING
                  ETF                                    INDEX FUND                                    ETF
                 (NXTG)                                    (CARZ)                                    (SKYY)
----------------------------------------   ---------------------------------------   ---------------------------------------
    YEAR ENDED            YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
    9/30/2021             9/30/2020            9/30/2021            9/30/2020            9/30/2021            9/30/2020
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $     13,190,505      $      5,543,997     $        691,487     $        204,420     $      9,472,360     $      7,732,715
       81,514,040            11,563,540           10,838,183            3,036,237        1,433,936,513          381,228,554
               --                    --                   --                   --                   --                   --
      114,759,221            52,847,743            5,024,127            1,129,834          235,787,379          797,519,832
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

      209,463,766            69,955,280           16,553,797            4,370,491        1,679,196,252        1,186,481,101
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

       (8,671,946)           (5,116,621)            (535,126)            (256,391)         (11,051,410)          (8,515,791)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

      509,273,872           384,483,696           66,534,380           11,510,144        2,762,307,799        2,872,076,000
     (218,991,266)          (54,802,400)         (47,810,092)          (4,001,084)      (3,154,828,076)      (1,254,414,356)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

      290,282,606           329,681,296           18,724,288            7,509,060         (392,520,277)       1,617,661,644
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
      491,074,426           394,519,955           34,742,959           11,623,160        1,275,624,565        2,795,626,954

      590,535,207           196,015,252           29,246,401           17,623,241        4,963,824,578        2,168,197,624
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $  1,081,609,633      $    590,535,207     $     63,989,360     $     29,246,401     $  6,239,449,143     $  4,963,824,578
 ================      ================     ================     ================     ================     ================

       10,000,002             3,900,002              750,002              550,002           63,250,002           38,450,002
        7,200,000             7,100,000            1,200,000              300,000           27,200,000           43,350,000
       (3,050,000)           (1,000,000)            (850,000)            (100,000)         (31,250,000)         (18,550,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
       14,150,002            10,000,002            1,100,002              750,002           59,200,002           63,250,002
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 91


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                                   FIRST TRUST
                                                                                                  INTERNATIONAL
                                                                                                     EQUITY
                                                                                                OPPORTUNITIES ETF
                                                                                                     (FPXI)
                                                                                     ---------------------------------------
                                                                                          YEAR ENDED          YEAR ENDED
                                                                                           9/30/2021          9/30/2020
                                                                                     ------------------   ------------------
OPERATIONS:
Net investment income (loss)........................................................  $      7,462,351     $        398,607
Net realized gain (loss)............................................................       (58,454,798)           7,966,839
Net increase from payment by the advisor............................................                --                  806
Net change in unrealized appreciation (depreciation)................................        60,066,212           33,900,257
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from operations..................................................................         9,073,765           42,266,509
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...............................................................        (6,104,611)            (374,400)
                                                                                      ----------------     ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...........................................................       893,325,867          354,994,527
Cost of shares redeemed.............................................................       (89,839,649)         (71,013,884)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions....................................................       803,486,218          283,980,643
                                                                                      ----------------     ----------------
Total increase (decrease) in net assets.............................................       806,455,372          325,872,752

NET ASSETS:
Beginning of period.................................................................       356,803,431           30,930,679
                                                                                      ----------------     ----------------
End of period.......................................................................  $  1,163,258,803     $    356,803,431
                                                                                      ================     ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.............................................         6,300,002              850,002
Shares sold.........................................................................        13,200,000            6,850,000
Shares redeemed.....................................................................        (1,350,000)          (1,400,000)
                                                                                      ----------------     ----------------
Shares outstanding, end of period...................................................        18,150,002            6,300,002
                                                                                      ================     ================


Page 92                 See Notes to Financial Statements



              FIRST TRUST
                 NASDAQ
           CYBERSECURITY ETF
                 (CIBR)
----------------------------------------
    YEAR ENDED            YEAR ENDED
    9/30/2021             9/30/2020
------------------    ------------------

 $      2,436,706      $     23,199,240
      415,138,506           105,970,783
               --                    --
      582,202,103           233,902,808
 ----------------      ----------------

      999,777,315           363,072,831
 ----------------      ----------------

       (4,694,250)          (23,668,226)
 ----------------      ----------------

    2,560,530,212         1,421,549,328
     (964,304,085)         (561,615,357)
 ----------------      ----------------

    1,596,226,127           859,933,971
 ----------------      ----------------
    2,591,309,192         1,199,338,576

    2,178,988,372           979,649,796
 ----------------      ----------------
 $  4,770,297,564      $  2,178,988,372
 ================      ================

       62,650,002            35,450,002
       55,350,000            44,800,000
      (20,250,000)          (17,600,000)
 ----------------      ----------------
       97,750,002            62,650,002
 ================      ================


                        See Notes to Financial Statements                Page 93


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2021             2020             2019            2018             2017
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     10.27      $     12.75      $     13.12     $     13.61      $     11.82
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.52             0.52             0.66            0.59             0.42
Net realized and unrealized gain (loss)                 3.61            (2.50)           (0.37)          (0.49)            1.79
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                        4.13            (1.98)            0.29            0.10             2.21
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.52)           (0.50)           (0.66)          (0.59)           (0.42)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     13.88      $     10.27      $     12.75     $     13.12      $     13.61
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                       40.19%          (15.64)%           2.35%           0.74%           18.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $   286,031      $   180,227      $   293,918     $   454,824      $   529,527

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.58%            0.57%            0.58%           0.57%            0.60%
Ratio of net expenses to average net assets             0.58%            0.57%            0.58%           0.57%            0.60%
Ratio of net investment income (loss) to
   average net assets                                   4.06%            3.84%            4.84%           4.25%            3.96%
Portfolio turnover rate (b)                               58%              98%              24%             35%              21%


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2021             2020             2019            2018             2017
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     38.82      $     49.44      $     45.07     $     44.96      $     46.18
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.89             0.62             1.25            1.48             0.89
Net realized and unrealized gain (loss)                10.74            (9.27)            4.55            0.31            (0.65)
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       11.63            (8.65)            5.80            1.79             0.24
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.34)           (1.97)           (1.43)          (1.68)           (1.46)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     50.11      $     38.82      $     49.44     $     45.07      $     44.96
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                       29.95%          (18.12)%          13.19%           3.99%            0.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $    34,657      $    32,671      $    56,436     $    45,074      $    51,700

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.92%            0.85%            0.89%           0.85%            0.70%
Ratio of net expenses to average net assets             0.60%            0.60%            0.60%           0.60%            0.60%
Ratio of net investment income (loss) to
   average net assets                                   2.21%            2.52%            2.61%           3.48%            2.40%
Portfolio turnover rate (b)                               11%               7%               7%              9%               6%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 94                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2021             2020             2019            2018             2017
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     17.85      $     22.90      $     25.16     $     25.73      $     23.49
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            1.22             1.30             1.39            1.15             1.03
Net realized and unrealized gain (loss)                 7.10            (5.04)           (2.24)          (0.58)            2.23
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                        8.32            (3.74)           (0.85)           0.57             3.26
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (1.20)           (1.31)           (1.41)          (1.14)           (1.02)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     24.97      $     17.85      $     22.90     $     25.16      $     25.73
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                       46.94%          (16.33)%          (3.21)%          2.26%           14.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $   504,454      $   344,489      $   532,532     $   484,280      $   470,887

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.57%            0.57%            0.59%           0.58%            0.58%
Ratio of net expenses to average net assets             0.57%            0.57%            0.59%           0.58%            0.58%
Ratio of net investment income (loss) to
   average net assets                                   5.11%            6.16%            6.20%           4.48%            4.43%
Portfolio turnover rate (b)                               38%              67%              31%             31%              35%


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2021             2020             2019            2018             2017
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     17.45      $     13.13      $     12.50     $     13.13      $     13.30
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.28             0.26             0.30            0.28             0.41
Net realized and unrealized gain (loss)                 3.52             4.33             0.64           (0.66)            0.32
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                        3.80             4.59             0.94           (0.38)            0.73
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.33)           (0.27)           (0.31)          (0.25)           (0.90)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     20.92      $     17.45      $     13.13     $     12.50      $     13.13
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                       21.76%           35.42%            7.58%          (2.92)%           6.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $   385,920      $   205,075      $    75,502     $    79,362      $   100,467

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.62%            0.66%            0.71%           0.68%            0.71%
Ratio of net expenses to average net assets             0.60%            0.60%            0.60%           0.60%            0.60%
Ratio of net investment income (loss) to
   average net assets                                   1.34%            1.86%            2.32%           2.21%            2.88%
Portfolio turnover rate (b)                               31%              42%              30%             22%              78%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 95


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2021             2020             2019            2018             2017
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     42.07      $     47.05      $     56.78     $     56.89      $     48.63
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.87             1.28             0.87            0.79             0.62
Net realized and unrealized gain (loss)                11.79            (4.93)           (9.71)           0.16             8.27
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       12.66            (3.65)           (8.84)           0.95             8.89
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.78)           (1.33)           (0.89)          (1.06)           (0.63)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     53.95      $     42.07      $     47.05     $     56.78      $     56.89
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                       30.19%           (7.52)%         (15.64)%          1.67%           18.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $    10,790      $     6,310      $     9,409     $    14,194      $    17,066

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           1.42%            1.43%            1.21%           0.88%            0.92%
Ratio of net expenses to average net assets             0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net investment income (loss) to
   average net assets                                   1.81%            2.68%            1.64%           1.45%            1.20%
Portfolio turnover rate (b)                               18%              20%              14%             16%              20%


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2021             2020             2019            2018             2017
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     62.87      $     49.51      $     47.62     $     49.00      $     39.19
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.64             0.58             0.67            0.52             0.57
Net realized and unrealized gain (loss)                29.73            13.27             1.84           (1.32)            9.82
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       30.37            13.85             2.51           (0.80)           10.39
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.76)           (0.49)           (0.62)          (0.58)           (0.58)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     92.48      $     62.87      $     49.51     $     47.62      $     49.00
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                       48.35%           28.10%            5.32%          (1.66)%          26.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $   550,262      $    56,579      $    27,232     $    33,333      $    26,951

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.63%            0.75%            0.82%           0.74%            0.84%
Ratio of net expenses to average net assets             0.63%            0.70%            0.70%           0.70%            0.70%
Ratio of net investment income (loss) to
   average net assets                                   1.11%            1.30%            1.40%           1.10%            1.44%
Portfolio turnover rate (b)                               20%              53%              31%             60%              32%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 96                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2021             2020             2019            2018             2017
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $      9.57      $     11.47      $     12.73     $     11.88      $     10.66
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.80             0.53             0.72            0.48             0.41
Net realized and unrealized gain (loss)                 3.29 (a)        (1.86)           (1.28)           0.83             1.22
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                        4.09            (1.33)           (0.56)           1.31             1.63
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.69)           (0.57)           (0.70)          (0.46)           (0.41)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     12.97      $      9.57      $     11.47     $     12.73      $     11.88
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (b)                                       42.87%          (11.80)%          (4.42)%         11.12%           15.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $    36,312      $     5,740      $     7,452     $     8,908      $     8,913

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net expenses to average net assets             0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net investment income (loss) to
   average net assets                                   9.06%            4.94%            5.95%           3.74%            3.39%
Portfolio turnover rate (c)                               99%              66%              84%             50%              61%


FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2021             2020             2019            2018             2017
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     21.73      $     22.87      $     26.21     $     26.96      $     21.55
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.45             0.45             0.51            0.44             0.39
Net realized and unrealized gain (loss)                 7.78            (1.20)           (3.17)          (0.83)            5.41
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                        8.23            (0.75)           (2.66)          (0.39)            5.80
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.43)           (0.39)           (0.64)          (0.36)           (0.39)
Return on Capital                                         --               --            (0.04)             --               --
                                                 -----------      -----------      -----------     -----------      -----------
Total distributions                                    (0.43)           (0.39)           (0.68)          (0.36)           (0.39)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     29.53      $     21.73      $     22.87     $     26.21      $     26.96
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (b)                                       37.94%           (3.19)%         (10.16)%         (1.46)%          27.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $     5,609      $     3,040      $     3,200     $     4,979      $     7,816

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net expenses to average net assets             0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net investment income (loss) to
   average net assets                                   1.84%            2.16%            1.93%           1.56%            1.80%
Portfolio turnover rate (c)                               12%              17%              20%             30%              38%


(a)   The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 97


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST BICK INDEX FUND (BICK)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2021             2020             2019            2018             2017
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     29.02      $     25.61      $     26.48     $     28.77      $     22.94
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.30             0.08             0.33            0.40             0.33
Net realized and unrealized gain (loss)                 5.01             3.53            (0.80)          (2.34)            5.85
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                        5.31             3.61            (0.47)          (1.94)            6.18
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.23)           (0.20)           (0.40)          (0.35)           (0.35)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     34.10      $     29.02      $     25.61     $     26.48      $     28.77
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                       18.28%           14.07%           (1.76)%         (6.82)%          27.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $    86,965      $    60,937      $   116,503     $   190,648      $   202,863

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.64%            0.64%            0.64%           0.64%            0.64%
Ratio of net expenses to average net assets             0.64%            0.64%            0.64%           0.64%            0.64%
Ratio of net investment income (loss) to
   average net assets                                   0.83%            0.60%            1.25%           1.33%            2.15%
Portfolio turnover rate (b)                               92%              58%              66%             65%              86%


FIRST TRUST INDXX NEXTG ETF (NXTG)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2021             2020             2019            2018             2017
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     59.05      $     50.26      $     49.63     $     50.52      $     41.29
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.95             0.69             0.37            0.72             0.44
Net realized and unrealized gain (loss)                17.10             8.79             0.50           (0.60)            9.29
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       18.05             9.48             0.87            0.12             9.73
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.62)           (0.69)           (0.24)          (1.01)           (0.50)
Net realized gain                                      (0.04)              --               --              --               --
                                                 -----------      -----------      -----------     -----------      -----------
Total distributions                                    (0.66)           (0.69)           (0.24)          (1.01)           (0.50)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     76.44      $     59.05      $     50.26     $     49.63      $     50.52
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                       30.62%           18.97%            1.78%           0.20%           23.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $ 1,081,610      $   590,535      $   196,015     $    17,370      $    17,683

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net expenses to average net assets             0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net investment income (loss) to
   average net assets                                   1.42%            1.52%            1.73%           1.34%            1.04%
Portfolio turnover rate (b)                               27%              30%              59%             80%              18%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 98                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2021             2020             2019            2018             2017
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     39.00      $     32.04      $     36.33     $     40.25      $     33.39
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.60             0.34             1.02            0.98             0.87
Net realized and unrealized gain (loss)                19.04             7.07            (4.28)          (3.98)            6.87
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       19.64             7.41            (3.26)          (3.00)            7.74
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.47)           (0.45)           (1.03)          (0.92)           (0.88)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     58.17      $     39.00      $     32.04     $     36.33      $     40.25
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                       50.43%           23.33%           (8.97)%         (7.57)%          23.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $    63,989      $    29,246      $    17,623     $    18,167      $    18,112

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net expenses to average net assets             0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net investment income (loss) to
   average net assets                                   1.17%            1.09%            3.19%           2.44%            2.20%
Portfolio turnover rate (b)                               42%              36%              24%             16%              17%


FIRST TRUST CLOUD COMPUTING ETF (SKYY)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2021             2020             2019            2018             2017
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     78.48      $     56.39      $     56.71     $     41.88      $     34.17
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.15             0.16             0.59            0.14             0.13
Net realized and unrealized gain (loss)                26.95            22.10            (0.31)          14.84             7.72
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       27.10            22.26             0.28           14.98             7.85
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.18)           (0.17)           (0.60)          (0.15)           (0.14)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $    105.40      $     78.48      $     56.39     $     56.71      $     41.88
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                       34.55%           39.54%            0.57%          35.80%           23.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $ 6,239,449      $ 4,963,825      $ 2,168,198     $ 2,067,140      $ 1,088,930

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.60%            0.60%            0.60%           0.60%            0.60%
Ratio of net expenses to average net assets             0.60%            0.60%            0.60%           0.60%            0.60%
Ratio of net investment income (loss) to
   average net assets                                   0.16%            0.24%            1.02%           0.28%            0.34%
Portfolio turnover rate (b)                               33%              35%              85%              7%              14%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 99


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2021             2020             2019            2018             2017
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     56.64      $     36.39      $     35.10     $     34.51      $     27.47
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.40             0.11             0.30            0.49             0.22
Net realized and unrealized gain (loss)                 7.39            20.32 (a)         1.29            0.66             7.07
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                        7.79            20.43             1.59            1.15             7.29
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.34)           (0.18)           (0.30)          (0.56)           (0.25)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     64.09      $     56.64      $     36.39     $     35.10      $     34.51
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (b)                                       13.73%           56.24% (a)        4.60%           3.35%           26.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $ 1,163,259      $   356,803      $    30,931     $    26,322      $    22,429

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net expenses to average net assets             0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net investment income (loss) to
   average net assets                                   0.76%            0.38%            0.86%           1.42%            1.62%
Portfolio turnover rate (c)                              118%             114%              98%             83%              58%


FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)


                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2021             2020             2019            2018             2017
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     34.78      $     27.63      $     28.49     $     21.85      $     19.77
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.04             0.50             0.06            0.02             0.03
Net realized and unrealized gain (loss)                14.04             7.16            (0.86)           6.64             2.09
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       14.08             7.66            (0.80)           6.66             2.12
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.06)           (0.51)           (0.06)          (0.02)           (0.04)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     48.80      $     34.78      $     27.63     $     28.49      $     21.85
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (b)                                       40.50%           28.27%           (2.78)%         30.49%           10.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $ 4,770,298      $ 2,178,988      $   979,650     $   847,673        $ 313,575

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.60%            0.60%            0.60%           0.60%            0.60%
Ratio of net expenses to average net assets             0.60%            0.60%            0.60%           0.60%            0.60%
Ratio of net investment income (loss) to
   average net assets                                   0.07%            1.54%            0.20%           0.04%            0.13%
Portfolio turnover rate (c)                               35%              46%              58%             56%              67%


(a)   The Fund received a payment from the advisor in the amount of $806, which represents less than $0.01 per share. Since the advisor reimbursed the
      Fund, there was no effect on the Fund's total return.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 100                See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2021

                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of sixteen exchange-traded funds. This report covers the fourteen funds (each a "Fund" and collectively, the "Funds") listed below:

        First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca,
           Inc. ("NYSE Arca") ticker "FDD")
        First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund -
           (NYSE Arca ticker "FFR")
        First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca
           ticker "FGD")
        First Trust Global Wind Energy ETF - (NYSE Arca ticker "FAN")
        First Trust Global Engineering and Construction ETF - (NYSE Arca ticker
           "FLM")
        First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index
           Fund - (The Nasdaq Stock Market LLC ("Nasdaq") ticker "GRID")
        First Trust Indxx Global Natural Resources Income ETF - (Nasdaq ticker
           "FTRI")
        First Trust Indxx Global Agriculture ETF - (Nasdaq ticker "FTAG")
        First Trust BICK Index Fund - (Nasdaq ticker "BICK")
        First Trust Indxx NextG ETF - (Nasdaq ticker "NXTG")
        First Trust NASDAQ Global Auto Index Fund - (Nasdaq ticker "CARZ")
        First Trust Cloud Computing ETF - (Nasdaq ticker "SKYY")
        First Trust International Equity Opportunities ETF - (Nasdaq ticker
           "FPXI")
        First Trust Nasdaq Cybersecurity ETF - (Nasdaq ticker "CIBR")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                                            INDEX
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX(R) Europe Select Dividend 30 Index
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           FTSE EPRA/NAREIT Developed Index
First Trust Dow Jones Global Select Dividend Index Fund                         Dow Jones Global Select Dividend Index
First Trust Global Wind Energy ETF                                              ISE Clean Edge Global Wind Energy Index(TM)
First Trust Global Engineering and Construction ETF                             ISE Global Engineering and Construction(TM) Index
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        Nasdaq OMX Clean Edge Smart Grid
                                                                                Infrastructure Index(TM)
First Trust Indxx Global Natural Resources Income ETF                           Indxx Global Natural Resources Income Index
First Trust Indxx Global Agriculture ETF                                        Indxx Global Agriculture Index
First Trust BICK Index Fund                                                     ISE BICK(TM) Index
First Trust Indxx NextG ETF                                                     Indxx 5G & NextG Thematic Index(SM)
First Trust NASDAQ Global Auto Index Fund                                       Nasdaq Global Auto Index(SM)
First Trust Cloud Computing ETF                                                 ISE CTA Cloud Computing Index(TM)
First Trust International Equity Opportunities ETF                              IPOX(R) International Index
First Trust Nasdaq Cybersecurity ETF                                            Nasdaq CTA Cybersecurity Index(TM)


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                                                        Page 101


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2021

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities.
Each Fund's NAV is calculated by dividing the value of all assets of each Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1)    the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5)    the trading prices of financial products that are tied to baskets of foreign securities;


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2021

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8)    whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of September 30, 2021, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

                                                                        Page 103


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2021

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of
Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as each
Fund's securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers with the exception of FAN.
The Bank of New York Mellon ("BNYM") acts as FAN's securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2021, only FAN, FLM, GRID, FTRI, BICK,
NXTG, CARZ, SKYY, FPXI, and CIBR had securities in the securities lending program. During the fiscal year ended September 30, 2021, FAN, FLM, GRID, FTRI,
BICK, NXTG, CARZ, SKYY, FPXI, and CIBR participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH or BNYM will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH and BNYM to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH or BNYM will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH or BNYM.

F. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2021

Repurchase agreements received for lending securities are collateralized by U.S.
Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH or BNYM on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a
Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended September 30, 2021, were received as collateral for lending securities.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2021 was as follows:


                                                                                 Distributions    Distributions   Distributions
                                                                                   paid from        paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $      9,883,719  $           --  $           --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                    233,141              --              --
First Trust Dow Jones Global Select Dividend Index Fund                               22,659,267              --              --
First Trust Global Wind Energy ETF                                                     6,120,596              --              --
First Trust Global Engineering and Construction ETF                                      143,267              --              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund               3,258,036              --              --
First Trust Indxx Global Natural Resources Income ETF                                  1,526,281              --              --
First Trust Indxx Global Agriculture ETF                                                  76,502              --              --
First Trust BICK Index Fund                                                              563,280              --              --
First Trust Indxx NextG ETF                                                            8,671,946              --              --
First Trust NASDAQ Global Auto Index Fund                                                535,126              --              --
First Trust Cloud Computing ETF                                                       11,051,410              --              --
First Trust International Equity Opportunities ETF                                     6,104,611              --              --
First Trust Nasdaq Cybersecurity ETF                                                   4,694,250              --              --


The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2020 was as follows:


                                                                                 Distributions    Distributions   Distributions
                                                                                   paid from        paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $      9,499,846  $           --  $           --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  2,248,427              --              --
First Trust Dow Jones Global Select Dividend Index Fund                               29,511,768              --              --
First Trust Global Wind Energy ETF                                                     2,010,555              --              --
First Trust Global Engineering and Construction ETF                                      207,908              --              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                 369,941              --              --
First Trust Indxx Global Natural Resources Income ETF                                    343,681              --              --
First Trust Indxx Global Agriculture ETF                                                  54,334              --              --
First Trust BICK Index Fund                                                              775,621              --              --
First Trust Indxx NextG ETF                                                            5,116,621              --              --
First Trust NASDAQ Global Auto Index Fund                                                256,391              --              --
First Trust Cloud Computing ETF                                                        8,515,791              --              --
First Trust International Equity Opportunities ETF                                       374,400              --              --
First Trust Nasdaq Cybersecurity ETF                                                  23,668,226              --              --


                                                                        Page 105


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2021

As of September 30, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                                   Accumulated         Net
                                                                                 Undistributed     Capital and      Unrealized
                                                                                    Ordinary          Other        Appreciation
                                                                                     Income        Gain (Loss)    (Depreciation)
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $        312,025  $  (66,398,474) $   22,598,719
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                    522,614      (1,484,414)      2,266,831
First Trust Dow Jones Global Select Dividend Index Fund                                4,063,610    (188,171,697)     21,656,817
First Trust Global Wind Energy ETF                                                       844,206     (53,254,998)     27,665,332
First Trust Global Engineering and Construction ETF                                       48,711      (8,360,205)        839,049
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                  49,897        (573,216)     46,171,387
First Trust Indxx Global Natural Resources Income ETF                                    398,906     (60,586,878)     (2,725,427)
First Trust Indxx Global Agriculture ETF                                                  15,681     (19,433,604)        736,673
First Trust BICK Index Fund                                                              152,143     (30,940,610)      8,296,855
First Trust Indxx NextG ETF                                                            4,740,124       2,009,586     167,298,201
First Trust NASDAQ Global Auto Index Fund                                                209,766      (4,106,876)      1,886,898
First Trust Cloud Computing ETF                                                               --    (117,037,002)    983,676,734
First Trust International Equity Opportunities ETF                                     1,343,451     (85,061,565)     89,180,201
First Trust Nasdaq Cybersecurity ETF                                                          --     (43,875,482)    809,061,749


H. INCOME AND OTHER TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in "Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax" on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in "Net realized gain
(loss) on foreign capital gains tax" on the Statements of Operations.

India's Finance Bill, 2018 ("Finance Bill, 2018") was enacted into law on March
29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax ("STT") was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.

In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The
Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.

Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.

Until March 31, 2020, dividends received by the Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess.
Subsequent to the Indian Finance Act, 2020, "The Taxation and Other Laws


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2021

(Relaxation and Amendment of Certain Provisions) Bill, 2020" (the "Bill") was
enacted into law and is effective retroactively to April 1, 2020. The Bill caps the maximum surcharge at 15% of the tax on dividend income earned by the Fund.
The highest effective tax rate proposed for non-corporate entities on dividends will be 23.92%. Note the Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.

Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund's shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2018, 2019,
2020, and 2021 remain open to federal and state audit. As of September 30, 2021, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds'
financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2021, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.



                                                                                     Non-Expiring
                                                                                     Capital Loss
                                                                                     Carryforwards
                                                                                 ---------------------
First Trust STOXX(R) European Select Dividend Index Fund                             $ 66,398,474
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund*                  1,484,414
First Trust Dow Jones Global Select Dividend Index Fund                               188,171,697
First Trust Global Wind Energy ETF                                                     53,254,998
First Trust Global Engineering and Construction ETF                                     8,360,205
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                  573,216
First Trust Indxx Global Natural Resources Income ETF                                  60,586,878
First Trust Indxx Global Agriculture ETF                                               19,433,604
First Trust BICK Index Fund                                                            30,940,610
First Trust Indxx NextG ETF                                                                    --
First Trust NASDAQ Global Auto Index Fund                                               4,106,876
First Trust Cloud Computing ETF                                                       117,037,002
First Trust International Equity Opportunities ETF                                     85,061,565
First Trust Nasdaq Cybersecurity ETF                                                   43,875,482


* $75,097 of First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index
Fund's non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $34,965 per year.

                                                                        Page 107


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2021

During the taxable year ended September 30, 2021, the following Funds utilized non-expiring capital loss carryforwards in the following amounts:


                                                                                     Capital Loss
                                                                                     Carryforward
                                                                                       Utilized
                                                                                 ---------------------
First Trust STOXX(R) European Select Dividend Index Fund                             $ 14,703,151
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                     156,259
First Trust Indxx Global Natural Resources Income ETF                                   1,611,960
First Trust Indxx Global Agriculture ETF                                                   50,032
First Trust Indxx NextG ETF                                                               342,410
First Trust Nasdaq Cybersecurity ETF                                                    1,901,108


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2021, the Funds had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended September 30, 2021, the adjustments for each Fund were as follows:


                                                                                                   Accumulated
                                                                                  Accumulated      Net Realized
                                                                                 Net Investment   Gain (Loss) on     Paid-in
                                                                                 Income (Loss)     Investments       Capital
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $        (38,629) $   (6,263,397) $    6,302,026
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate
   Index Fund                                                                            186,470        (835,447)        648,977
First Trust Dow Jones Global Select Dividend Index Fund                                 (336,447)    (46,446,001)     46,782,448
First Trust Global Wind Energy ETF                                                     1,670,285     (36,606,927)     34,936,642
First Trust Global Engineering and Construction ETF                                        3,203          (3,203)             --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                 (58,192)    (11,653,667)     11,711,859
First Trust Indxx Global Natural Resources Income ETF                                     13,974         (13,794)           (180)
First Trust Indxx Global Agriculture ETF                                                  (1,118)          1,118              --
First Trust BICK Index Fund                                                              128,470      (1,160,066)      1,031,596
First Trust Indxx NextG ETF                                                           (1,404,491)    (83,885,757)     85,290,248
First Trust NASDAQ Global Auto Index Fund                                                (10,874)    (11,636,742)     11,647,616
First Trust Cloud Computing ETF                                                        1,579,050  (1,461,491,221)  1,459,912,171
First Trust International Equity Opportunities ETF                                      (126,723)    (24,034,115)     24,160,838
First Trust Nasdaq Cybersecurity ETF                                                   2,285,777    (422,395,202)    420,109,425


I. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Indxx Global Natural Resources
Income ETF, First Trust Indxx Global Agriculture ETF, First Trust BICK Index
Fund, First Trust Indxx NextG ETF, First Trust NASDAQ Global Auto Index Fund,
First Trust Cloud Computing ETF, First Trust International Equity Opportunities
ETF, and First Trust Nasdaq Cybersecurity ETF (the "Unitary Fee Funds"), for
which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2021

First Trust has entered into licensing agreements with each of the following
"Licensors" for the respective Funds:


FUND                                                                            LICENSOR
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX Limited
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           FTSE International Limited
First Trust Dow Jones Global Select Dividend Index Fund                         S&P Dow Jones Indices LLC
First Trust Global Wind Energy ETF                                              Nasdaq, Inc.
First Trust Global Engineering and Construction ETF                             Nasdaq, Inc.
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        Nasdaq, Inc.
First Trust Indxx Global Natural Resources Income ETF                           Indxx, LLC
First Trust Indxx Global Agriculture ETF                                        Indxx, LLC
First Trust BICK Index Fund                                                     Nasdaq, Inc.
First Trust Indxx NextG ETF                                                     Indxx, LLC
First Trust NASDAQ Global Auto Index Fund                                       Nasdaq, Inc.
First Trust Cloud Computing ETF                                                 Nasdaq, Inc.
First Trust International Equity Opportunities ETF                              IPOX(R) Schuster LLC
First Trust Nasdaq Cybersecurity ETF                                            Nasdaq, Inc.


The respective license agreements allow for the use of each Fund's respective index and of certain trademarks and trade names of the respective Licensors. The
Funds are sub-licensees to the applicable license agreements. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the following Unitary Fee Funds, First Trust is paid an annual unitary management fee at the specified rate of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage expense, acquired fund fees and expenses, taxes, interest, and extraordinary expenses.

                                                               % of Daily
                                                               Net Assets
                                                              ------------
First Trust Indxx Global Natural Resources Income ETF            0.70%
First Trust Indxx Global Agriculture ETF                         0.70%
First Trust BICK Index Fund                                      0.64%
First Trust Indxx NextG ETF                                      0.70%
First Trust NASDAQ Global Auto Index Fund                        0.70%
First Trust Cloud Computing ETF                                  0.60%
First Trust International Equity Opportunities ETF               0.70%
First Trust Nasdaq Cybersecurity ETF                             0.60%

For the First Trust STOXX(R) European Select Dividend Index Fund, First Trust
FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones
Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, First
Trust Global Engineering and Construction ETF, and First Trust NASDAQ(R) Clean
Edge(R) Smart Grid Infrastructure Index Fund (such Funds, the "Expense Cap
Funds"), First Trust is paid an annual management fee of 0.40% of such Fund's average daily net assets.

For the Expense Cap Funds, the Trust and First Trust have entered into an
Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement")
in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the "Expense Cap") at least through January 31, 2023.

                                                                        Page 109


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2021


                                                                                         Expense Cap
                                                                                        -------------
First Trust STOXX(R) European Select Dividend Index Fund                                    0.60%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                       0.60%
First Trust Dow Jones Global Select Dividend Index Fund                                     0.60%
First Trust Global Wind Energy ETF                                                          0.60%
First Trust Global Engineering and Construction ETF                                         0.70%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                    0.70%


Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the fiscal year ended
September 30, 2021 and the fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:


                                                                                  Fees Waived or Expenses Borne by First Trust
                                                                                              Subject to Recovery
                                                                                  --------------------------------------------
                                                           Advisory    Expense       Year        Year        Year
                                                             Fee        Reim-       Ended       Ended       Ended
                                                           Waivers    bursements  9/30/2019   9/30/2020   9/30/2021     Total
                                                          ----------  ----------  ----------  ----------  ----------  --------
First Trust FTSE EPRA/NAREIT Developed
   Markets Real Estate Index Fund                         $  108,383  $       --  $  140,904  $  114,648  $  108,383  $363,935
First Trust Global Wind Energy ETF                            66,999          --      83,187      69,675      66,999   219,861
First Trust Global Engineering and
   Construction ETF                                           63,848          --      57,523      55,317      63,848   176,688


During the fiscal year ended September 30, 2021, First Trust recovered fees that were previously waived from First Trust NASDAQ(R) Clean Edge(R) Smart Grid
Infrastructure Index Fund of $63,759. As of September 30, 2021, the Fund did not
have any remaining fees previously waived or expenses reimbursed that were subject to recovery.

For the fiscal year ended September 30, 2020, the First Trust International
Equity Opportunities ETF received a payment from the Advisor of $806 in connection with a trade error.

The Trust has multiple service agreements with BNYM. Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each
Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2021

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended September 30, 2021, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $    136,834,908  $  136,501,350
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  4,529,411       3,739,317
First Trust Dow Jones Global Select Dividend Index Fund                              203,104,337     167,285,266
First Trust Global Wind Energy ETF                                                   140,267,789     116,406,790
First Trust Global Engineering and Construction ETF                                    1,752,449       1,532,354
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund              77,873,695      58,060,338
First Trust Indxx Global Natural Resources Income ETF                                 21,715,887      20,247,287
First Trust Indxx Global Agriculture ETF                                                 773,485         542,575
First Trust BICK Index Fund                                                           85,301,825      75,253,288
First Trust Indxx NextG ETF                                                          352,977,599     248,401,335
First Trust NASDAQ Global Auto Index Fund                                             35,537,405      24,277,705
First Trust Cloud Computing ETF                                                    1,980,346,940   1,951,413,971
First Trust International Equity Opportunities ETF                                 1,425,726,659   1,125,132,154
First Trust Nasdaq Cybersecurity ETF                                               1,220,887,135   1,215,981,567


For the fiscal year ended September 30, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $     79,891,581  $   31,658,934
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  2,566,854       8,533,644
First Trust Dow Jones Global Select Dividend Index Fund                              186,254,789     187,782,190
First Trust Global Wind Energy ETF                                                   212,349,518      86,085,996
First Trust Global Engineering and Construction ETF                                    2,624,492              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund             453,907,379      31,389,699
First Trust Indxx Global Natural Resources Income ETF                                 29,414,045              --
First Trust Indxx Global Agriculture ETF                                               1,341,669              --
First Trust BICK Index Fund                                                           11,496,622       3,824,208
First Trust Indxx NextG ETF                                                          405,835,397     217,667,769
First Trust NASDAQ Global Auto Index Fund                                             51,138,203      43,605,855
First Trust Cloud Computing ETF                                                    2,744,952,677   3,174,792,038
First Trust International Equity Opportunities ETF                                   582,068,781      80,318,801
First Trust Nasdaq Cybersecurity ETF                                               2,539,474,572     959,244,293


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

                                                                        Page 111


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2021

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2023.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:

First Trust previously announced that First Trust NASDAQ Global Auto Index Fund will seek investment results that correspond generally to the price and yield
(before the Fund's fees and expenses) of an index called the S-Network Electric
& Future Vehicle Ecosystem Index (the "New Index"). The Fund expects to begin tracking the New Index prior to the end of January 2022. Currently, the Fund seeks investment results that correspond generally to the price and yield
(before the Fund's fees and expenses) of an equity index called the Nasdaq
Global Auto Index(SM). The New Index will be composed of approximately 116 securities issued by companies that are materially engaged in the development and sales of electric and autonomous vehicle technologies. Included in the New
Index are companies engaged in the manufacture of electric and autonomous vehicle manufacturing as well as the production of products, technologies and materials that enable the development of electric and autonomous vehicles.
Additionally, at the time of the Fund's change to the New Index, the Fund's name is expected to change to First Trust S-Network Electric & Future Vehicle
Ecosystem ETF. The Fund's shares will continue to be listed for trading on
Nasdaq and S-Network Global Indexes Inc. will serve as the Fund's index provider.


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED FUND
II:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of First
Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT
Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select
Dividend Index Fund, First Trust Global Wind Energy ETF, First Trust Global
Engineering and Construction ETF, First Trust NASDAQ(R) Clean Edge(R) Smart Grid
Infrastructure Index Fund, First Trust Indxx Global Natural Resources Income
ETF, First Trust Indxx Global Agriculture ETF, First Trust BICK Index Fund,
First Trust Indxx NextG ETF, First Trust NASDAQ Global Auto Index Fund, First
Trust Cloud Computing ETF, First Trust International Equity Opportunities ETF,
and First Trust Nasdaq Cybersecurity ETF (the "Funds"), each a series of the
First Trust Exchange-Traded Fund II, including the portfolios of investments, as of September 30, 2021, the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds'
financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
November 22, 2021

We have served as the auditor of one or more First Trust investment companies since 2001.

                                                                        Page 113


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable year ended September 30, 2021, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:


                                                                                     Dividends Received
                                                                                          Deduction
                                                                                    ---------------------
First Trust STOXX(R) European Select Dividend Index Fund                                     0.00%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                        0.00%
First Trust Dow Jones Global Select Dividend Index Fund                                     14.05%
First Trust Global Wind Energy ETF                                                           8.03%
First Trust Global Engineering and Construction ETF                                          5.27%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                    17.78%
First Trust Indxx Global Natural Resources Income ETF                                        8.41%
First Trust Indxx Global Agriculture ETF                                                    20.25%
First Trust BICK Index Fund                                                                  0.00%
First Trust Indxx NextG ETF                                                                 25.77%
First Trust NASDAQ Global Auto Index Fund                                                    2.02%
First Trust Cloud Computing ETF                                                            100.00%
First Trust International Equity Opportunities ETF                                           0.00%
First Trust Nasdaq Cybersecurity ETF                                                       100.00%


For the taxable year ended September 30, 2021, the following percentages of income dividend paid by the Funds are hereby designated as qualified dividend income:


                                                                                  Qualified Dividend Income
                                                                                  -------------------------
First Trust STOXX(R) European Select Dividend Index Fund                                   100.00%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                       26.31%
First Trust Dow Jones Global Select Dividend Index Fund                                     82.63%
First Trust Global Wind Energy ETF                                                          94.45%
First Trust Global Engineering and Construction ETF                                        100.00%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                   100.00%
First Trust Indxx Global Natural Resources Income ETF                                       77.75%
First Trust Indxx Global Agriculture ETF                                                   100.00%
First Trust BICK Index Fund                                                                 74.54%
First Trust Indxx NextG ETF                                                                 86.32%
First Trust NASDAQ Global Auto Index Fund                                                  100.00%
First Trust Cloud Computing ETF                                                            100.00%
First Trust International Equity Opportunities ETF                                          80.15%
First Trust Nasdaq Cybersecurity ETF                                                       100.00%



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2021 (UNAUDITED)

A portion of each of the Funds' 2021 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended September
30, 2021, may be eligible for the Qualified Business Income Deduction (QBI)
under the Internal Revenue Code of 1986, as amended (the "Code"), Section 199A for the aggregate dividends each Fund received from the underlying Real Estate
Investment Trusts (REITs) these Funds invest in.

The following Funds meet the requirements of Section 853 of the Code and elect to pass through to their shareholders credit for foreign taxes paid. For the taxable year ended September 30, 2021, the total amounts of income received by the Funds from sources within foreign countries and possessions of the United
States and of taxes paid to such countries are as follows:


                                                                     Gross Foreign Income           Foreign Taxes Paid
                                                                  ---------------------------   ---------------------------
                                                                     Amount       Per Share        Amount       Per Share
                                                                  -------------  ------------   -------------  ------------
First Trust STOXX(R) European Select Dividend Index Fund          $  12,358,461  $       0.60   $   1,156,434  $       0.06
First Trust Dow Jones Global Select Dividend Index Fund              23,643,539          1.17       2,079,283          0.10
First Trust Global Wind Energy ETF                                    7,538,894          0.41         809,545          0.04
First Trust Global Engineering and Construction ETF                     232,201          1.16          20,035          0.10
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure
   Index Fund                                                         4,922,761          0.83         420,356          0.07
First Trust Indxx Global Natural Resources Income ETF                 1,988,775          0.71          71,449          0.03
First Trust Indxx Global Agriculture ETF                                111,586          0.59          15,182          0.08
First Trust BICK Index Fund                                           1,336,993          0.52         117,189          0.05
First Trust Indxx NextG ETF                                          16,380,089          1.16       2,903,461          0.21
First Trust NASDAQ Global Auto Index Fund                             1,236,665          1.12         145,566          0.13
First Trust International Equity Opportunities ETF                   14,943,319          0.82         714,477          0.04


                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value,

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2021 (UNAUDITED)

the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2021 (UNAUDITED)

incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of
"reasonably" normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread.
Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

VARIABLE INTEREST ENTITIES RISK. In order to gain exposure to certain Chinese companies that are included in a Fund's Index but are unavailable to direct investment by foreign investors, certain Funds invest significantly in non-Chinese shell companies that have created structures known as variable interest entities ("VIEs") in order to gain exposure to such Chinese companies.
In China, direct ownership of companies in certain sectors by foreign individuals and entities is prohibited. In order to allow for foreign investment in these businesses, many Chinese companies have created VIE structures to enable indirect foreign ownership. In such an arrangement, a Chinese operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the Chinese issuer or operating company to obtain economic exposure to the Chinese company, then issues shares on an exchange outside of mainland China, and U.S. investors hold stock in the non-Chinese shell company rather than directly in the Chinese issuer or operating company. This arrangement allows U.S. investors, such as the Fund, to obtain economic exposure to the Chinese issuer or operating company through contractual means rather than through formal equity ownership. Because neither the shell company nor the Fund owns actual equity interests in the Chinese operating company, they do not have the voting rights or other types of control that an equity holder would expect to benefit from. Although VIEs are a longstanding industry practice and well known to officials and regulators in China, VIEs are not formally recognized under Chinese law. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements that establish the links between the Chinese company and the shell company in which the Fund invests.
This could considerably impact the financial condition of the shell company in which the Fund invests by limiting its ability to consolidate the financial results of the Chinese operating company into its own financial statements, as well as make the value of the shares held by the Fund effectively worthless.
Further, if Chinese officials prohibit the existence of VIEs, the market value of the Fund's associated holdings would likely suffer significant, and possibly permanent effects, which could negatively impact the Fund's net asset value and could result in substantial losses. Further, it is uncertain whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the value of the Fund's shares.

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2021 (UNAUDITED)

VIEs are also subject to the investment risks associated with the underlying
Chinese issuer or operating company. Chinese companies are not subject to the same degree of regulatory requirements or accounting standards and oversight as companies in more developed countries. As a result, information about the
Chinese securities and VIEs in which the Fund invests may be less reliable and incomplete. There also may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and
VIEs, and shareholders may have limited legal remedies, which could negatively impact the Fund. Additionally, U.S.-listed VIEs may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements. Delisting would significantly decrease the liquidity and value of the securities, decrease the ability of the Fund to invest in such securities and may increase the cost of the Fund if required to seek alternative markets in which to invest in such securities.

        NOT FDIC INSURED        NOT BANK GUARANTEED      MAY LOSE VALUE

                              ADVISORY AGREEMENTS

 BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

                            (NON-UNITARY FEE FUNDS)

The Board of Trustees of First Trust Exchange-Traded Fund II (the "Trust"),
including the Independent Trustees, unanimously approved the continuation of the
Investment Management Agreement (the "Agreement") with First Trust Advisors L.P.
(the "Advisor") on behalf of the following six series of the Trust (each a
"Fund" and collectively, the "Funds"):

        First Trust STOXX(R) European Select Dividend Index Fund (FDD)
        First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund
           (FFR)
        First Trust Dow Jones Global Select Dividend Index Fund (FGD)
        First Trust Global Engineering and Construction ETF (FLM)
        First Trust Global Wind Energy ETF (FAN)
        First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index
           Fund (GRID)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2022 at a meeting held on June 6-7, 2021. The
Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 26, 2021 and June 6-7, 2021, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor responding to requests for information from counsel to the Independent
Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the
"Expense Universe"), each assembled by Broadridge Financial Solutions, Inc.
("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance
Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the
Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust
Portfolios L.P. ("FTP"); and information on the Advisor's compliance program.
The Board reviewed initial materials with the Advisor at the meeting held on
April 26, 2021, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the
April meeting, counsel to the Independent Trustees, on behalf of the Independent
Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 6-7, 2021 meeting, as well as at the June meeting. The
Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the
Advisor manages the Fund and knowing the Fund's advisory fee.

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2021 (UNAUDITED)

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement.
The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the
Advisor and considered that it includes a robust program for monitoring the
Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 26, 2021 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the
First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the
Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

The Board considered the advisory fee rate payable by each Fund under the
Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through January 31, 2023.
For each Fund, the Board noted that expenses reimbursed and fees waived are subject to recovery by the Advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment would be made by the Fund if it results in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund's Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the
Board noted that the total (net) expense ratio of FGD was below the median total
(net) expense ratio of the peer funds in its Expense Group, that the total (net)
expense ratio of FAN was equal to the median total (net) expense ratio of the peer funds in its Expense Group and that the total (net) expense ratio of each other Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the April 26, 2021 meeting, discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the
Funds and other non-ETF clients that limited their comparability. With respect to each of FFR and FLM, the Board noted that at the April 26, 2021 meeting, the
Advisor recommended and the Board approved the adoption of a unitary fee structure for the Fund, subject to shareholder approval. In considering the advisory fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to each
Fund and the other funds in the First Trust Fund Complex.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2020 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. With respect to each of FFR and FLM, the Board noted that at the April 26, 2021 meeting, the
Advisor recommended and the Board approved changes to the Fund's investment objective and name. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund's performance to that of its respective Performance Universe and to that of a broad-based benchmark index. However, given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes its expenses will likely increase during the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board considered the revenues and allocated costs
(including the allocation methodology) of the Advisor in serving as investment

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2021 (UNAUDITED)

advisor to each Fund for the twelve months ended December 31, 2020 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENTS

                              (UNITARY FEE FUNDS)

The Board of Trustees of First Trust Exchange-Traded Fund II (the "Trust"),
including the Independent Trustees, unanimously approved the continuation of the
Investment Management Agreements (as applicable to a specific Fund, the
"Agreement" and collectively, the "Agreements") with First Trust Advisors L.P.
(the "Advisor") on behalf of the following eight series of the Trust (each a
"Fund" and collectively, the "Funds"):

        First Trust Indxx NextG ETF (NXTG)
        First Trust BICK Index Fund (BICK)
        First Trust Indxx Global Natural Resources Income ETF (FTRI)
        First Trust Indxx Global Agriculture ETF (FTAG)
        First Trust NASDAQ Global Auto Index Fund (CARZ)
        First Trust Cloud Computing ETF (SKYY)
        First Trust International Equity Opportunities ETF (FPXI)
        First Trust Nasdaq Cybersecurity ETF (CIBR)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2022 at a meeting held on June 6-7, 2021. The
Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 26, 2021 and June 6-7, 2021, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor responding to requests for information from counsel to the Independent
Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the
"Expense Universe"), each assembled by Broadridge Financial Solutions, Inc.
("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance
Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the
Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust
Portfolios L.P. ("FTP"); and information on the Advisor's compliance program.
The Board reviewed initial materials with the Advisor at the meeting held on
April 26, 2021, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the
April meeting, counsel to the Independent Trustees, on behalf of the Independent
Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 6-7, 2021 meeting, as well as at the June meeting. The
Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2021 (UNAUDITED)

each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the
Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement.
The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the
Advisor and considered that it includes a robust program for monitoring the
Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 26, 2021 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the
First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the
Agreements have been and are expected to remain satisfactory and that the
Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

The Board considered the unitary fee rate payable by each Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the
Advisor to other fund (including ETFs) and non-fund clients, as applicable.
Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for CIBR was equal to the median total (net) expense ratio of the peer funds in its Expense Group and that the unitary fee rate for each other Fund was above the median total (net)
expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the April 26, 2021 meeting, discussed with the
Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the
Advisor's demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2020 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. With respect to CARZ, the Board noted that at the April 26, 2021 meeting, the Advisor recommended and the Board approved changes to the Fund's investment objective and name, and that those changes would take effect in July 2021. With respect to
NXTG, the Board noted that during 2019, it approved changes to the Fund's investment objective and, effective May 29, 2019, the Fund changed its name and ticker symbol and began tracking the Indxx 5G & NextG Thematic Index and that the performance information included a blend of the old and new indexes. With respect to FTRI and FTAG, the Board noted that during 2015, shareholders of each
Fund approved changes to each Fund's investment objective and, effective
December 18, 2015, each Fund changed its name and ticker symbol, FTRI began tracking the Indxx Global Natural Resources Income Index and FTAG began tracking the Indxx Global Agricultural Index, and that the performance information included a blend of the old and new indexes. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each
Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund's performance to that of its respective Performance Universe and to that of a broad-based benchmark index and noted the Advisor's discussion of FTRI's and FTAG's performance at the April 26,
2021 meeting. However, given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

                                                                        Page 121


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2021 (UNAUDITED)

On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes its expenses will likely increase during the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each
Fund for the twelve months ended December 31, 2020 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the
U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded Fund II funds it manages (the "Funds") in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund
Managers Directive (the "Directive"). First Trust is required under the
Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2020, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $3,929,732.
This figure is comprised of $235,182 paid (or to be paid) in fixed compensation and $3,694,550 paid (or to be paid) in variable compensation. There were a total of 24 beneficiaries of the remuneration described above. Those amounts include
$2,052,017 paid (or to be paid) to senior management of First Trust Advisors
L.P. and $1,877,715 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors
L.P. or the Funds (collectively, "Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration
Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i.    to provide a clear link between remuneration and performance of
            First Trust and to avoid rewarding for failure;

      ii.   to promote sound and effective risk management consistent with the risk profiles of the Funds managed by First Trust; and

      iii.  to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the Funds managed by First
            Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest.
First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust.
Remuneration is not based upon the performance of the Funds.

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2021 (UNAUDITED)

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 26, 2021 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee's annual meeting held on March 16, 2021 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                               BOARD OF TRUSTEES

Effective November 1, 2021, Denise M. Keefe was appointed as a Trustee of the
Trust. Ms. Keefe is Executive Vice President of Advocate Aurora Health and
President of Advocate Aurora Continuing Health Division (together, "Advocate"), one of the largest integrated healthcare systems in the U.S. serving Illinois and Wisconsin. Ms. Keefe has been employed by Advocate since 1993 and is responsible for the Continuing Health Division's strategic direction, fiscal management, business development, revenue enhancement, operational efficiencies, and human resource management of 4,000 employees. Ms. Keefe also currently serves on the boards of several organizations within the Advocate Aurora
Continuing Health Division and other health care organizations, including RML
Long Term Acute Care Hospitals (since 2014) and Senior Helpers (since 2021).
Prior thereto, Ms. Keefe was Corporate Vice President, Marketing and Business
Development for the Visiting Nurse Association of Chicago (1989 - 1992) and a
former Board Member of Sherman West Court Skilled Nursing Facility.

                                                                        Page 123


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2021 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                               TERM OF OFFICE                                                  THE FIRST TRUST      DIRECTORSHIPS
                               AND YEAR FIRST                                                   FUND COMPLEX       HELD BY TRUSTEE
  NAME, YEAR OF BIRTH AND        ELECTED OR               PRINCIPAL OCCUPATIONS                  OVERSEEN BY         DURING PAST
  POSITION WITH THE TRUST         APPOINTED                DURING PAST 5 YEARS                     TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee  o Indefinite Term  Physician, Officer, Wheaton Orthopedics;            213          None
(1951)                                           Limited Partner, Gundersen Real Estate
                              o Since Inception  Limited Partnership (June 1992 to
                                                 December 2016)

Thomas R. Kadlec, Trustee     o Indefinite Term  President, ADM Investors Services, Inc.             213          Director of ADM
(1957)                                           (Futures Commission Merchant)                                    Investor Services,
                              o Since Inception                                                                   Inc., ADM
                                                                                                                  Investor Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee      o Indefinite Term  President, Hibs Enterprises (Financial and          213          Director of Trust
(1956)                                           Management Consulting)                                           Company of
                              o Since Inception                                                                   Illinois

Niel B. Nielson, Trustee      o Indefinite Term  Senior Advisor (August 2018 to Present),            213          None
(1954)                                           Managing Director and Chief Operating
                              o Since Inception  Officer (January 2015 to August 2018),
                                                 Pelita Harapan Educational Foundation
                                                 (Educational Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,   o Indefinite Term  Chief Executive Officer, First Trust                213          None
Chairman of the Board                            Advisors L.P. and First Trust
(1955)                        o Since Inception  Portfolios L.P.; Chairman of the
                                                 Board of Directors, BondWave LLC
                                                 (Software Development Company)
                                                 and Stonebridge Advisors LLC
                                                 (Investment Advisor)


-----------------------------
(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2021 (UNAUDITED)


                             POSITION AND              TERM OF OFFICE
     NAME AND                   OFFICES                AND LENGTH OF                        PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH              WITH TRUST                  SERVICE                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas       President and Chief           o Indefinite Term     Managing Director and Chief Financial Officer
(1966)               Executive Officer                                   (January 2016 to Present), Controller (January 2011
                                                   o Since January 2016  to January 2016), Senior Vice President (April 2007
                                                                         to January 2016), First Trust Advisors L.P. and First
                                                                         Trust Portfolios L.P.; Chief Financial Officer
                                                                         (January 2016 to Present), BondWave LLC (Software
                                                                         Development Company) and Stonebridge Advisors
                                                                         LLC (Investment Advisor)

Donald P. Swade      Treasurer, Chief Financial    o Indefinite Term     Senior Vice President (July 2016 to Present), Vice
(1972)               Officer and Chief Accounting                        President (April 2012 to July 2016), First Trust
                     Officer                       o Since January 2016  Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine     Secretary and Chief           o Indefinite Term     General Counsel, First Trust Advisors L.P. and
(1960)               Legal Officer                                       First Trust Portfolios L.P.; Secretary and General
                                                   o Since Inception     Counsel, BondWave LLC; Secretary, Stonebridge
                                                                         Advisors LLC

Daniel J. Lindquist  Vice President                o Indefinite Term     Managing Director, First Trust Advisors L.P. and
(1970)                                                                   First Trust Portfolios L.P.
                                                   o Since Inception

Kristi A. Maher      Chief Compliance Officer      o Indefinite Term     Deputy General Counsel, First Trust Advisors L.P.
(1966)               and Assistant Secretary                             and First Trust Portfolios L.P.
                                                   o Since Inception

Roger F. Testin      Vice President                o Indefinite Term     Senior Vice President, First Trust Advisors L.P. and
(1966)                                                                   First Trust Portfolios L.P.
                                                   o Since Inception

Stan Ueland          Vice President                o Indefinite Term     Senior Vice President, First Trust Advisors L.P. and
(1970)                                                                   First Trust Portfolios L.P.
                                                   o Since Inception


-----------------------------
(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                                                        Page 125


--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2021 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment professional or financial representative through interviews, applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies".
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2021


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

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

FIRST TRUST

First Trust Exchange-Traded Fund II

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund II
--------------------------------------------------------------------------------
        Book 2

First Trust IPOX(R) Europe Equity Opportunities ETF (FPXE)
First Trust Dow Jones International Internet ETF (FDNI)

----------------------
    Annual Report
  for the Year Ended
  September 30, 2021
----------------------


--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2021


Shareholder Letter ......................................................................   2
Market Overview .........................................................................   3
Fund Performance Overview

Portfolio of Investments




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               SEPTEMBER 30, 2021

Dear Shareholders,

First Trust is pleased to provide you with the annual report for certain series of the First Trust Exchange-Traded Fund II (the "Funds"), which contains detailed information about the Funds for the twelve months ended September 30,
2021.

A great deal has changed over the past 18 months. Suffice it to say that the dominant story in 2020 was the onset of the coronavirus ("COVID-19") pandemic.
It is still a huge story 20 months later, mostly due to the arrival of the Delta variant in the U.S. and the subsequent surge in cases around mid-2021. The Delta variant is twice as contagious as the previous variants, according to the
Centers for Disease Control and Prevention ("CDC"). Fortunately, we have come to learn that the existing vaccines approved by the U.S. Food and Drug
Administration have been effective in providing protection against the Delta variant, particularly with respect to keeping the people already vaccinated out of the intensive care unit. As I'm sure you are aware, a significant percentage of the U.S. population has chosen not to be vaccinated. These individuals have proven to be much more vulnerable to the virus and account for the lion's share of hospitalizations, according to the CDC. While it is these individuals right to choose, unless mandated by a private company or government agency, the universe of people that have not gotten vaccinated is large enough that it has likely delayed the full economic recovery, at least on the margin, in our opinion. In the U.S., the path chosen by the federal government to help mitigate the economic fallout from the pandemic has been to inject trillions of dollars of liquidity (stimulus) into the financial system. To date, it appears to have been effective, however, it has contributed to a new and potentially ominous headwind for the economy: inflation.

The Consumer Price Index came in at 5.4% year-over-year in September 2021, the largest increase since 2008, according to data from the Bureau of Labor
Statistics ("BLS"). The BLS also reported that the Producer Price Index was up
8.6% compared to a year ago, its highest level since 1981. These two barometers of inflation are clearly elevated. Why is rising inflation worth noting? It tends to reduce the purchasing power of the currency one uses over time. In the case of the U.S., it reduces how much consumers can buy with their dollars. A modest amount of inflation can be a sign that the economy is healthy. Too much inflation can derail an economy. While we are not even close to that point yet, investors should monitor the direction of inflation moving forward because the
U.S. economy has yet to fully reopen from the COVID-19 pandemic and millions of workers remain on the sideline. Earlier this year, Federal Reserve Chairman
Jerome Powell proclaimed that the spike in inflation in the U.S. would be relatively short-lived, or "transitory." He cited the pandemic-related bottlenecks in the global supply chain for creating shortages in such critical industries as semiconductors as being largely responsible for the sharp rise in prices. With prices rising nearly across the board, his take on inflation is losing credibility with each passing month, in my opinion. If inflation continues to run hotter-than-expected, we believe that the Federal Reserve will likely have to alter its easy monetary policy in favor of one that boosts interest rates and bond yields.

The markets have performed quite well over the past 18 months. I believe that the combination of the federal government's efforts in fast-tracking the vaccines, its decisiveness in injecting trillions of dollars of capital into the financial system to help backstop it, and the ability of millions of workers to adapt to working efficiently from home helped boost the confidence levels of investors throughout. Having said that, I still feel we need to fully reopen the
U.S. economy, put the millions of people out of work back to work and remedy the global supply chain bottlenecks. While investors should be prepared for the possibility of some additional volatility moving forward, due to inflationary pressures, the potential for higher interest rates and bond yields, and next year's mid-term election season, we encourage them to stay the course.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2021

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service and Registered Rep.

STATE OF THE GLOBAL ECONOMY

The International Monetary Fund ("IMF") reported in its latest release that global gross domestic product ("GDP") growth is expected to come in at 5.9% in
2021 and 4.9% in 2022, up from -3.1% in 2020. Keep in mind that the onset of the coronavirus ("COVID-19") pandemic in the U.S. and most global regions occurred in the first quarter of 2020. The IMF sees the U.S. economy growing at 6.0% in
2021 and 5.2% in 2022, up from -3.4% in 2020. With respect to all Advanced
Economies, the IMF is projecting GDP growth of 5.2% in 2021 and 4.5% in 2022, up from -4.5% in 2020. Lastly, the IMF projects Emerging Market and Developing
Economies to grow at a rate of 6.4% in 2021 and 5.1% in 2022, up from -2.1% in
2020. Looking ahead to 2022, the outlook for growth is encouraging, but down a bit from the strong pandemic-induced recovery in 2021. The IMF is concerned that inflationary pressures stemming from the global supply chain bottlenecks could push prices higher if the problems persist. That scenario could, in turn, cause central banks to raise rates quickly to try and prevent inflation from overheating.

One of the better barometers for judging the overall business climate is mergers and acquisitions ("M&A") activity, in our opinion. M&A deals totaled $4.3 trillion over the first nine months of 2021, the most ever recorded for that period, according to data from Refinitiv. The $1.52 trillion in deal value registered in the third quarter of 2021 was the highest ever for a calendar quarter. Executives are expanding their businesses aggressively in the current climate.

PERFORMANCE OF GLOBAL STOCKS AND BONDS

U.S. equities performed extremely well over the past year. The S&P 500(R), S&P
MidCap 400(R) and S&P SmallCap 600(R) Indices posted total returns of 30.00%,
43.68% and 57.64%, respectively, for the 12-month period ended September 30,
2021. Small- and mid-capitalization ("cap") stocks significantly outperformed large-cap stocks over the period, an indication that investors were willing to assume more risk despite the ongoing COVID-19 pandemic, in our opinion. All 11 sectors that comprise the S&P 500(R) Index were up on a total return basis. The top-performer was the Energy sector, up 82.99%, while the worst result came from the Utilities sector, up just 11.01%.

A Bloomberg survey of 21 equity strategists found that their average 2021 year-end price target for the S&P 500(R) Index was 4,466 as of September 21,
2021, up from 4,335 on August 20, 2021, according to its own release. The highest and lowest estimates were 4,825 (up from 4,700) and 3,800 (unchanged), respectively. On September 30, 2021, the S&P 500(R) Index closed at 4,307.54, which was 5.06% below its all-time closing high of 4,536.95 on September 2,
2021. As of October 1, 2021, Bloomberg's 2021, 2022 and 2023 consensus earnings growth rate estimates for the S&P 500(R) Index stood at 44.90%, 8.95% and 9.80%, respectively.

Foreign equities also performed well, but the broader indices continue to lag the performance of the major U.S. stock indices. Over the past 12 months, the
MSCI World ex USA and MSCI Emerging Markets Indices posted total returns of
26.50% (USD) and 18.20% (USD), respectively, according to Bloomberg. The major foreign bond indices had mixed results. The Bloomberg Global Aggregate Index of higher quality debt posted a total return of -0.91% (USD), while the Bloomberg
EM Hard Currency Aggregate Index of emerging markets debt rose by 3.15% (USD), according Bloomberg. Over that same period, the U.S. dollar rose by 0.36%
against a basket of major currencies, as measured by the U.S. Dollar Index
(DXY). The slight bump in the dollar had little influence on the performance of these foreign indices, in our opinion.

In the U.S. bond market, the top-performing major debt group we track was speculative-grade corporate bonds. The Bloomberg U.S. Corporate High Yield Index posted a total return of 11.28% for the 12-month period ended September 30,
2021. The worst-performing U.S. debt group that we track was government bonds.
The Bloomberg U.S. Treasury: Intermediate Index posted a total return of -1.38%.
The yield on the benchmark 10-Year Treasury Note ("T-Note") rose by 80 basis points in the period to close at 1.49% on September 30, 2021, according to
Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was
2.04% for the 10-year period ended September 30, 2021.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

The First Trust IPOX(R) Europe Equity Opportunities ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the IPOX(R) 100 Europe Index
(the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock
Market LLC under the ticker symbol "FPXE." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned, developed, maintained and sponsored by IPOX(R) Schuster LLC. The Index seeks to measure the performance of the equity securities of the 100 largest and typically most liquid initial public offerings ("IPOs") (including spin-offs and equity carve-outs) of companies that are economically tied to Europe.


----------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL       CUMULATIVE
                                                                                     TOTAL RETURNS       TOTAL RETURNS
                                                                                       Inception           Inception
                                                                   1 Year Ended        (10/4/18)           (10/4/18)
                                                                     9/30/21           to 9/30/21         to 9/30/21
FUND PERFORMANCE
NAV                                                                   24.19%             17.39%             61.47%
Market Price                                                          23.63%             17.41%             61.56%

INDEX PERFORMANCE
IPOX(R) 100 Europe Index                                              25.58%             18.87%             67.66%
MSCI Europe Index                                                     27.25%              8.44%             27.39%
----------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 8.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of 24.19% during the period covered by this report. During the same period, the MSCI Europe Index (the
"Benchmark") generated a return of 27.25%. Over the period, the Fund allocated
24.7% to the Consumer Discretionary sector, which was more than the weight given to any other sector. Investments in the Consumer Discretionary sector returned
23.5% during the period, contributing 5.3% to the Fund's return. Securities from the Health Care sector provided a greater contribution to the Fund's return than any other sector during the same period. With a 17.5% allocation, Health Care securities returned 42.4% and contributed 6.3% to the Fund's total return.
Investments in the Consumer Staples sector caused the greatest drag on the
Fund's portfolio. This sector received a 2.7% allocation during the period and contributed -0.2% to the Fund's total return, stemming from its -8.1% return.
The Fund's currency exposure caused 0.03% of performance during the period. On a relative basis, the Fund underperformed the Benchmark. The leading cause of the underperformance was attributable to the Fund underperforming the Benchmark among securities from the Consumer Discretionary sector. The Fund underperformed the Benchmark by -12.5%, which created -2.9% of relative drag. The Communication
Services sector, likewise, created -2.1% of relative drag as the Fund underperformed the Benchmark by -33.7%. The Fund reversed 3.7% of relative drag as it outperformed the Benchmark among securities from the Health Care sector by
30.2%.

-----------------------------
IPOX(R) and the Index are registered international trademarks of IPOX(R)
Schuster LLC ("IPOX") and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       24.1%
Health Care                                  17.6
Consumer Discretionary                       16.3
Industrials                                  15.0
Financials                                   10.8
Communication Services                        6.9
Consumer Staples                              3.8
Utilities                                     2.2
Materials                                     1.6
Real Estate                                   1.5
Energy                                        0.2
                                            ------
    Total                                   100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Adyen N.V.                                    7.9%
Siemens Healthineers AG                       7.8
Prosus N.V.                                   3.6
BioNTech SE, ADR                              3.5
Dassault Systemes SE                          3.2
Nexi S.p.A.                                   2.9
DSV A/S                                       2.7
NXP Semiconductors N.V.                       2.7
NatWest Group PLC                             2.6
Universal Music Group N.V.                    2.3
                                            ------
    Total                                    39.2%
                                            ======


                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       OCTOBER 4, 2018 - SEPTEMBER 30, 2021

            First Trust IPOX(R)
            Europe Equity                  IPOX(R) 100      MSCI Europe
            Opportunities ETF              Europe Index     Index
            --------------------------     ------------     -----------
10/4/18     $10,000                        $10,000          $10,000
3/31/19       9,715                          9,769            9,836
9/30/19      10,132                         10,255           10,091
3/31/20       9,587                          9,800            8,311
9/30/20      13,003                         13,352           10,011
3/31/21      14,757                         15,217           12,046
9/30/21      16,147                         16,766           12,739


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

The First Trust Dow Jones International Internet ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the Dow Jones International
Internet Index (the "Index"). The shares of the Fund are listed and trade on The
Nasdaq Stock Market LLC under the ticker symbol "FDNI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is developed, maintained and sponsored by S&P Dow Jones Indices LLC and is designed to measure the performance of securities of non-US issuers whose primary business focus is Internet-related.


----------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL       CUMULATIVE
                                                                                     TOTAL RETURNS       TOTAL RETURNS
                                                                                       Inception           Inception
                                                                   1 Year Ended        (11/5/18)           (11/5/18)
                                                                     9/30/21           to 9/30/21         to 9/30/21
FUND PERFORMANCE
NAV                                                                    2.42%             29.21%             110.31%
Market Price                                                           2.11%             29.13%             109.96%

INDEX PERFORMANCE
Dow Jones International Internet Index                                 3.57%             30.25%             115.28%
MSCI ACWI ex-USA Information Technology Index                         36.71%             29.65%             112.44%
MSCI ACWI ex-USA Index                                                23.92%             10.91%              35.06%
----------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 8.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 2.42% during the period covered by this report. During the same period, the MSCI ACWI ex-USA Information Technology
Index (the "Benchmark") generated a return of 36.71%. Over the period, the Fund was most heavily weighted towards the Consumer Discretionary sector. This sector received an allocation of 41.9% and contributed -5.9% to the Fund's overall return, as a result of the sector's -16.4% return in the Fund. The greatest contributing sector to the Fund's return was the Information Technology sector, which was given a 19.8% allocation and had a 41.5% return, leading to a 6.4%
contribution to the Fund's performance. The Fund's currency exposure caused 0.7%
of performance during the period. On a relative basis, the Fund underperformed the Benchmark during the period. The Benchmark invests solely in securities from the Information Technology sector, while the Fund invested 41.9% in the Consumer
Discretionary sector, 34.6% in the Communication Services sector, and only 19.8%
in the Information Technology sector. The investments in the Consumer
Discretionary sector caused -24.2% of relative underperformance for the Fund due to the Fund over allocating this poor performing sector. The Fund's allocation to the Information Technology sector reversed 0.8% of relative underperformance as the Fund outperformed the Benchmark by 4.3%.

-----------------------------
Dow Jones International Internet Index ("Index") is a product of S&P Dow Jones
Indices LLC or its affiliates ("SPDJI") and has been licensed for use by First
Trust. S&P(R) is a registered trademark of Standard & Poor's Financial Services
LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones Trademark
Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by
SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                       40.3%
Communication Services                       35.1
Information Technology                       22.5
Health Care                                   2.1
                                            ------
    Total                                   100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Shopify, Inc., Class A                       10.4%
Tencent Holdings Ltd.                        10.1
Alibaba Group Holding Ltd., ADR               9.9
Meituan, Class B                              8.7
Prosus N.V.                                   4.7
Sea Ltd., ADR                                 4.7
Adyen N.V.                                    4.4
JD.com, Inc., ADR                             4.4
Atlassian Corp. PLC, Class A                  3.6
NAVER Corp.                                   3.2
                                            ------
    Total                                    64.1%
                                            ======


                                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                              NOVEMBER 5, 2018 - SEPTEMBER 30, 2021

                                                                       MSCI All Country World           MSCI All
            First Trust Dow Jones          Dow Jones International     ex-USA Information               Country World
            International Internet ETF     Internet Index              Technology Index                 ex-USA Index
            --------------------------     -----------------------     ----------------------------     -------------
11/5/18     $10,000                        $10,000                     $10,000                          $10,000
3/31/19      11,275                         11,318                      10,863                           10,463
9/30/19      10,907                         10,977                      11,546                           10,581
3/31/20      11,865                         12,008                      11,000                            8,834
9/30/20      20,535                         20,785                      15,539                           10,899
3/31/21      23,574                         24,042                      20,050                           13,199
9/30/21      21,033                         21,527                      21,243                           13,505


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average change in value of an investment over the periods indicated. "Cumulative Total Returns"
represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES
SEPTEMBER 30, 2021 (UNAUDITED)

As a shareholder of First Trust IPOX(R) Europe Equity Opportunities ETF or First
Trust Dow Jones International Internet ETF (each a "Fund" and collectively, the
"Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE      DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH        SIX-MONTH
                                                   APRIL 1, 2021    SEPTEMBER 30, 2021       PERIOD         PERIOD (a)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)
Actual                                               $1,000.00          $1,094.40             0.70%            $3.68
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%            $3.55

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)
Actual                                               $1,000.00          $  892.20             0.65%            $3.08
Hypothetical (5% return before expenses)             $1,000.00          $1,021.81             0.65%            $3.29


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (April 1,
      2021 through September 30, 2021), multiplied by 183/365 (to reflect the six-month period).

                                                                          Page 9


FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             AUSTRIA -- 0.8%
         354 ANDRITZ AG (b)                    $       19,401
       1,063 BAWAG Group AG (b) (c) (d)                67,274
                                               --------------
                                                       86,675
                                               --------------
             BELGIUM -- 1.6%
         660 D'ieteren Group (b)                       96,847
         663 UCB S.A. (b)                              74,241
                                               --------------
                                                      171,088
                                               --------------
             BERMUDA -- 0.2%
         942 Myovant Sciences Ltd. (e)                 21,138
                                               --------------
             CYPRUS -- 1.1%
       2,416 HeadHunter Group PLC, ADR                117,901
                                               --------------
             DENMARK -- 5.0%
       1,186 DSV A/S (b)                              283,886
       2,798 Genmab A/S, ADR (e)                      122,272
         511 Netcompany Group A/S (b) (c) (d)          58,941
       3,323 Scandinavian Tobacco Group
                A/S (b) (c) (d)                        65,583
                                               --------------
                                                      530,682
                                               --------------
             FINLAND -- 0.7%
          64 Harvia OYJ (b) (d)                         3,399
         632 Kojamo OYJ (b)                            13,123
         229 Musti Group OYJ (b)                        8,172
       1,309 Terveystalo OYJ (c) (d)                   16,376
         404 TietoEVRY OYJ (b)                         12,150
         803 Tokmanni Group Corp. (b)                  19,529
                                               --------------
                                                       72,749
                                               --------------
             FRANCE -- 7.8%
       2,109 Danone S.A. (b)                          143,787
       6,578 Dassault Systemes SE (b)                 346,169
       2,929 La Francaise des Jeux
                SAEM (b) (c) (d)                      150,601
         893 Pernod Ricard S.A. (b)                   196,873
                                               --------------
                                                      837,430
                                               --------------
             GERMANY -- 17.2%
       1,364 BioNTech SE, ADR (e)                     372,358
         184 Dermapharm Holding SE (b)                 17,707
         682 DWS Group GmbH & Co.
                KGaA (b) (c) (d)                       28,647
       2,074 HelloFresh SE (b) (e)                    191,154
         549 Knorr-Bremse AG (b)                       58,738
      12,879 Siemens Healthineers
                AG (b) (c) (d)                        835,271
       4,989 Uniper SE (b)                            207,689
       3,706 Vantage Towers AG                        125,866
                                               --------------
                                                    1,837,430
                                               --------------
             IRELAND -- 1.7%
       5,730 nVent Electric PLC                       185,251
                                               --------------
             ISRAEL -- 4.2%
         436 Global-e Online Ltd. (e)                  31,305
       1,041 Inmode Ltd. (e)                          165,988
         946 Kornit Digital Ltd. (e)                  136,924

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             ISRAEL (CONTINUED)
         150 Monday.com Ltd. (e) (f)           $       48,930
         410 Riskified Ltd., Class A (e)                9,352
       1,176 ZIM Integrated Shipping Services
                Ltd.                                   59,623
                                               --------------
                                                      452,122
                                               --------------
             ITALY -- 4.3%
       4,830 Italgas S.p.A. (b)                        30,884
      16,394 Nexi S.p.A. (b) (c) (d) (e)              305,709
      17,042 Pirelli & C S.p.A. (b) (c) (d)            99,700
       1,008 Stevanato Group S.p.A. (e)                25,512
                                               --------------
                                                      461,805
                                               --------------
             JERSEY -- 0.9%
       2,350 Janus Henderson Group PLC                 97,125
                                               --------------
             LUXEMBOURG -- 1.4%
         545 Befesa S.A. (b) (c) (d)                   41,449
         488 Spotify Technology S.A. (e)              109,966
                                               --------------
                                                      151,415
                                               --------------
             NETHERLANDS -- 19.8%
         301 Adyen N.V. (b) (c) (d) (e)               841,402
         297 Alfen Beheer BV (b) (c) (d) (e)           31,349
       5,413 CTP N.V. (b) (c) (d)                     117,575
         971 IMCD N.V. (b)                            185,829
         294 MYT Netherlands Parent BV,
                ADR (e)                                 7,909
       1,446 NXP Semiconductors N.V.                  283,228
       4,781 Prosus N.V. (b)                          382,675
       1,226 Technip Energies N.V. (b) (e)             19,224
       9,374 Universal Music Group N.V.               250,990
                                               --------------
                                                    2,120,181
                                               --------------
             NORWAY -- 1.8%
       3,549 Adevinta ASA (b) (e)                      60,817
         572 Crayon Group Holding
                ASA (b) (c) (d) (e)                    10,718
      19,615 Elkem ASA (b) (c) (d)                     84,594
       3,415 Europris ASA (b) (c) (d)                  22,613
       1,246 Pexip Holding ASA (b) (e)                 10,056
                                               --------------
                                                      188,798
                                               --------------
             SPAIN -- 0.1%
       7,419 Linea Directa Aseguradora SA
                Cia de Seguros y Reaseguros (b)        14,632
                                               --------------
             SWEDEN -- 14.3%
         322 Ambea AB (c) (d)                           2,358
         983 BICO Group AB (b) (e)                     58,194
       1,386 Bravida Holding AB (b) (c) (d)            18,706
         682 Cibus Nordic Real Estate AB               16,126
         468 Cint Group AB (b) (e)                      5,296
       5,799 EQT AB (b)                               240,796
       1,356 Evolution AB (b) (c) (d)                 205,352
         621 Instalco AB (b) (d)                       28,395
       7,741 Lifco AB, Class B (b)                    207,918
       3,083 Medicover AB, Class B (b)                 82,559
         892 MIPS AB (b) (d)                           89,455
       5,965 Nordnet AB publ (b)                      106,856

Page 10                 See Notes to Financial Statements


FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SWEDEN (CONTINUED)
         977 Nyfosa AB                         $       13,816
         431 Olink Holding AB, ADR (e)                 10,452
       9,909 Sinch AB (b) (c) (d) (e)                 192,155
       7,059 Tele2 AB, Class B (b)                    104,521
       2,851 Thule Group AB (b) (c) (d)               142,939
                                               --------------
                                                    1,525,894
                                               --------------
             SWITZERLAND -- 3.2%
         341 Galenica AG (b) (c) (d)                   24,056
         141 PolyPeptide Group
                AG (b) (c) (d) (e)                     17,923
         159 Sensirion Holding
                AG (b) (c) (d) (e)                     19,326
       2,876 SIG Combibloc Group AG (b)                76,471
         511 VAT Group AG (b) (c) (d)                 201,677
                                               --------------
                                                      339,453
                                               --------------
             UNITED KINGDOM -- 11.6%
      51,236 Airtel Africa PLC (c) (d)                 68,828
       1,399 AJ Bell PLC                                7,521
       8,581 Allfunds Group PLC (b) (e)               166,828
         307 Auction Technology Group
                PLC (e)                                 5,502
       3,525 Avast PLC (b) (c) (d)                     26,939
         869 Bicycle Therapeutics PLC,
                ADR (e)                                36,142
       5,208 Biffa PLC (c) (d) (e)                     25,262
       2,806 Bridgepoint Group PLC (c) (d) (e)         19,055
       5,944 Darktrace PLC (e)                         65,673
       5,853 Deliveroo PLC (c) (d) (e)                 22,807
       1,311 Endava PLC, ADR (e)                      178,099
       1,532 Finablr PLC (b) (c) (e) (g) (h)                0
       3,117 Forterra PLC (c) (d)                      11,655
      91,928 NatWest Group PLC (b)                    277,150
      22,015 Ninety One PLC                            76,353
       5,815 Quilter PLC (b) (c) (d)                   11,151
       4,157 THG PLC (b) (e)                           28,381
       3,279 Trustpilot Group
                PLC (b) (c) (d) (e)                    17,011
      13,497 Virgin Money UK PLC (b) (e)               36,946
      11,017 Wise PLC, Class A (e)                    161,358
                                               --------------
                                                    1,242,661
                                               --------------
             UNITED STATES -- 1.0%
       3,053 Veoneer, Inc. (e)                        103,985
                                               --------------
             VIRGIN ISLANDS -- 1.2%
       2,591 Capri Holdings Ltd. (e)                  125,430
                                               --------------
             TOTAL COMMON STOCKS -- 99.9%          10,683,845
             (Cost $9,956,163)                 --------------

             MONEY MARKET FUNDS -- 0.2%
      22,196 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (i) (j)                          22,196
             (Cost $22,196)                    --------------

 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.2%
$     23,029 BNP Paribas S.A., 0.03% (i),
                dated 09/30/21, due 10/01/21,
                with a maturity value of
                $23,029. Collateralized by
                U.S. Treasury Notes, interest
                rates of 0.375% to 0.750%, due
                04/15/24 to 01/31/28. The
                value of the collateral
                including accrued interest is
                $23,614. (j)                   $       23,029
             (Cost $23,029)                    --------------

             TOTAL INVESTMENTS -- 100.3%           10,729,070
             (Cost $10,001,388) (k)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.3)%                 (37,141)
                                               --------------
             NET ASSETS -- 100.0%              $   10,691,929
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at
      $7,545,409 or 70.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   Non-income producing security.

(f)   All or a portion of this security is on loan (see Note 2E - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $44,037 and the total value of the collateral held by the Fund is $45,225.

(g)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

                        See Notes to Financial Statements                Page 11


FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

(h)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's advisor.

(i)   Rate shown reflects yield as of September 30, 2021.

(j)   This security serves as collateral for securities on loan.

(k)   Aggregate cost for federal income tax purposes is $10,087,266. As of
      September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $1,188,008 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $546,204. The net unrealized appreciation was $641,804.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                             LEVEL 2      LEVEL 3
                   TOTAL        LEVEL 1    SIGNIFICANT  SIGNIFICANT
                  VALUE AT      QUOTED     OBSERVABLE   UNOBSERVABLE
                 9/30/2021      PRICES       INPUTS        INPUTS
                ----------------------------------------------------
Common Stocks:
  Bermuda       $     21,138  $    21,138  $        --  $         --
  Cyprus             117,901      117,901           --            --
  Denmark            530,682      122,272      408,410            --
  Finland             72,749       16,376       56,373            --
  Germany          1,837,430      498,224    1,339,206            --
  Ireland            185,251      185,251           --            --
  Israel             452,122      452,122           --            --
  Italy              461,805       25,512      436,293            --
  Jersey              97,125       97,125           --            --
  Luxembourg         151,415      109,966       41,449            --
  Netherlands      2,120,181      542,127    1,578,054            --
  Sweden           1,525,894       42,752    1,483,142            --
  United
    Kingdom        1,242,661      678,255      564,406            --**
  United States      103,985      103,985           --            --
  Virgin Islands     125,430      125,430           --            --
  Other Country
    Categories*    1,638,076           --    1,638,076            --
Money Market
  Funds               22,196       22,196           --            --
Repurchase
  Agreements          23,029           --       23,029            --
                ----------------------------------------------------
Total
  Investments   $ 10,729,070  $ 3,160,632  $ 7,568,438  $         --**
                ====================================================

*     See Portfolio of Investments for Country breakout.
**    Investment is valued at $0.

Level 3 Common Stocks are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments.

Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $       44,037
Non-cash Collateral(2)                                (44,037)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At September 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $       23,029
Non-cash Collateral(4)                                (23,029)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At September 30, 2021, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Euro                                                47.7%
United States Dollar                                21.4
Swedish Krona                                       14.1
British Pound Sterling                               8.0
Danish Krone                                         3.8
Swiss Franc                                          3.2
Norwegian Krone                                      1.8
                                                   ------
Total                                              100.0%
                                                   ======

Page 12                 See Notes to Financial Statements


FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2021

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 96.4%
             AUSTRALIA -- 1.9%
      17,165 Afterpay Ltd. (b) (c)             $    1,491,213
      23,999 SEEK Ltd. (b)                            527,577
                                               --------------
                                                    2,018,790
                                               --------------
             CANADA -- 10.0%
       7,662 Shopify, Inc., Class A (c)            10,400,019
                                               --------------
             CAYMAN ISLANDS -- 47.5%
      67,130 Alibaba Group Holding Ltd.,
                ADR (c)                             9,938,597
      18,507 Baidu, Inc., ADR (c)                   2,845,451
      14,747 Bilibili, Inc., ADR (c)                  975,809
      21,171 Farfetch Ltd., Class A (c)               793,489
      60,914 JD.com, Inc., ADR (c)                  4,400,427
      98,866 Kuaishou Technology
                (b) (c) (d) (e)                     1,055,167
     273,267 Meituan, Class B (b) (c) (d) (e)       8,723,079
      24,593 NetEase, Inc., ADR                     2,100,242
      13,663 Pagseguro Digital Ltd.,
                Class A (c)                           706,650
      29,774 Pinduoduo, Inc., ADR (c)               2,699,609
      14,670 Sea Ltd., ADR (c)                      4,675,769
     169,609 Tencent Holdings Ltd. (b)             10,125,447
      25,249 Vipshop Holdings Ltd., ADR (c)           281,274
                                               --------------
                                                   49,321,010
                                               --------------
             GERMANY -- 4.4%
      12,857 Delivery Hero SE (b) (c) (d) (e)       1,639,971
      11,801 HelloFresh SE (b) (c)                  1,087,660
       5,689 Scout24 AG (b) (d) (e)                   394,033
      10,236 TeamViewer AG (b) (c) (d) (e)            299,459
      13,136 Zalando SE (b) (c) (d) (e)             1,198,020
                                               --------------
                                                    4,619,143
                                               --------------
             ISLE OF MAN -- 1.1%
      39,747 Entain PLC (b) (c)                     1,135,239
                                               --------------
             ISRAEL -- 0.7%
       3,829 Wix.com Ltd. (c)                         750,369
                                               --------------
             JAPAN -- 4.2%
      29,072 M3, Inc. (b)                           2,071,913
      31,382 Nexon Co., Ltd. (b)                      503,698
      62,173 Rakuten Group, Inc. (b)                  605,612
     176,676 Z Holdings Corp. (b)                   1,130,737
                                               --------------
                                                    4,311,960
                                               --------------
             LUXEMBOURG -- 2.0%
       9,324 Spotify Technology S.A. (c)            2,101,070
                                               --------------
             NETHERLANDS -- 11.2%
       1,592 Adyen N.V. (b) (c) (d) (e)             4,450,203
      10,222 Just Eat Takeaway.com
                N.V. (b) (c) (d) (e)                  746,858
      59,115 Prosus N.V. (b)                        4,731,611
      21,799 Yandex N.V., Class A (c)               1,737,162
                                               --------------
                                                   11,665,834
                                               --------------
             NEW ZEALAND -- 0.8%
       8,768 Xero Ltd. (b) (c)                        860,392
                                               --------------

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             SOUTH AFRICA -- 2.4%
      14,780 Naspers Ltd., Class N (b)         $    2,442,835
                                               --------------
             SOUTH KOREA -- 5.7%
      21,093 Kakao Corp.                            2,102,174
      10,018 NAVER Corp. (b)                        3,250,510
       1,086 NCSoft Corp. (b)                         550,117
                                               --------------
                                                    5,902,801
                                               --------------
             UNITED KINGDOM -- 4.5%
       9,183 Atlassian Corp. PLC, Class A (c)       3,594,410
      65,772 Auto Trader Group PLC (b) (d) (e)        518,691
      59,430 Rightmove PLC (b)                        545,998
                                               --------------
                                                    4,659,099
                                               --------------
             TOTAL INVESTMENTS -- 96.4%           100,188,561
             (Cost $106,119,716) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- 3.6%                 3,714,181
                                               --------------
             NET ASSETS -- 100.0%              $  103,902,742
                                               ==============

(a)   Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at
      $50,086,040 or 48.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock
      Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

                        See Notes to Financial Statements                Page 13


FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2021

(f)   Aggregate cost for federal income tax purposes is $108,393,241. As of
      September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was
      $11,185,748 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was
      $19,390,428. The net unrealized depreciation was $8,204,680.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                             LEVEL 2      LEVEL 3
                   TOTAL        LEVEL 1    SIGNIFICANT  SIGNIFICANT
                  VALUE AT      QUOTED     OBSERVABLE   UNOBSERVABLE
                 9/30/2021      PRICES       INPUTS        INPUTS
                ----------------------------------------------------
Common Stocks:
  Canada        $ 10,400,019  $10,400,019  $        --  $         --
  Cayman
    Islands       49,321,010   29,417,317   19,903,693            --
  Israel             750,369      750,369           --            --
  Luxembourg       2,101,070    2,101,070           --            --
  Netherlands     11,665,834    1,737,162    9,928,672            --
  South Korea      5,902,801    2,102,174    3,800,627            --
  United
    Kingdom        4,659,099    3,594,410    1,064,689            --
  Other Country
    Categories*   15,388,359           --   15,388,359            --
                ----------------------------------------------------
Total
  Investments   $100,188,561  $50,102,521  $50,086,040  $         --
                ====================================================

* See Portfolio of Investments for country breakout.

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                37.5%
Hong Kong Dollar                                    19.9
Euro                                                14.5
Canadian Dollar                                     10.4
South Korean Won                                     5.9
Japanese Yen                                         4.3
Australian Dollar                                    2.9
South African Rand                                   2.4
British Pound Sterling                               2.2
                                                   ------
     Total                                         100.0%
                                                   ======

Page 14                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2021


                                                                              FIRST TRUST                 FIRST TRUST
                                                                             IPOX(R) EUROPE                DOW JONES
                                                                                 EQUITY                  INTERNATIONAL
                                                                           OPPORTUNITIES ETF              INTERNET ETF
                                                                                 (FPXE)                      (FDNI)
                                                                         ----------------------      ----------------------
ASSETS:
Investments, at value .................................................     $     10,729,070            $    100,188,561
Cash ..................................................................                7,674                      53,235
Foreign currency, at value ............................................                   55                          --
Receivables:
   Investment securities sold .........................................                   --                   3,718,565
   Reclaims ...........................................................                4,689                          --
   Dividends ..........................................................                1,278                       2,402
   Securities lending income ..........................................                   33                          --
                                                                            ----------------            ----------------
   Total Assets .......................................................           10,742,799                 103,962,763
                                                                            ----------------            ----------------
LIABILITIES:
Payables:
   Collateral for securities on loan ..................................               45,225                          --
   Investment advisory fees ...........................................                5,645                      60,021
                                                                            ----------------            ----------------
   Total Liabilities ..................................................               50,870                      60,021
                                                                            ----------------            ----------------
NET ASSETS ............................................................     $     10,691,929            $    103,902,742
                                                                            ================            ================
NET ASSETS CONSIST OF:
Paid-in capital .......................................................     $     10,390,775            $    115,123,282
Par value .............................................................                3,500                      26,000
Accumulated distributable earnings (loss) .............................              297,654                 (11,246,540)
                                                                            ----------------            ----------------
NET ASSETS ............................................................     $     10,691,929            $    103,902,742
                                                                            ================            ================
NET ASSET VALUE, per share ............................................     $          30.55            $          39.96
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share) .............................              350,002                   2,600,002
                                                                            ================            ================
Investments, at cost ..................................................     $     10,001,388            $    106,119,716
                                                                            ================            ================
Foreign currency, at cost (proceeds) ..................................     $             55            $             --
                                                                            ================            ================
Securities on loan, at value ..........................................     $         44,037            $             --
                                                                            ================            ================


                        See Notes to Financial Statements                Page 15


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2021


                                                                              FIRST TRUST                 FIRST TRUST
                                                                             IPOX(R) EUROPE                DOW JONES
                                                                                 EQUITY                  INTERNATIONAL
                                                                           OPPORTUNITIES ETF              INTERNET ETF
                                                                                 (FPXE)                      (FDNI)
                                                                         ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................     $         68,971            $        119,104
Securities lending income (net of fees)................................                3,715                          --
Foreign withholding tax................................................               (9,717)                     (6,019)
                                                                            ----------------            ----------------
   Total investment income                                                            62,969                     113,085
                                                                            ----------------            ----------------

EXPENSES:
Investment advisory fees...............................................               36,322                     704,570
                                                                            ----------------            ----------------
   Total expenses                                                                     36,322                     704,570
                                                                            ----------------            ----------------
NET INVESTMENT INCOME (LOSS)...........................................               26,647                    (591,485)
                                                                            ----------------            ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments                                                                      (239,050)                 (4,846,921)
   In-kind redemptions                                                               287,410                   9,329,366
   Foreign currency transactions                                                        (692)                    (22,100)
                                                                            ----------------            ----------------
Net realized gain (loss)...............................................               47,668                   4,460,345
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                                       182,279                 (12,737,747)
   Foreign currency translation                                                         (155)                         88
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation)...................              182,124                 (12,737,659)
                                                                            ----------------            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................              229,792                  (8,277,314)
                                                                            ----------------            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $        256,439            $     (8,868,799)
                                                                            ================            ================


Page 16                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        FIRST TRUST                         FIRST TRUST
                                                                   IPOX(R) EUROPE EQUITY              DOW JONES INTERNATIONAL
                                                                     OPPORTUNITIES ETF                     INTERNET ETF
                                                                          (FPXE)                              (FDNI)
                                                              -------------------------------     -------------------------------
                                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                                9/30/2021         9/30/2020         9/30/2021         9/30/2020
                                                              -------------     -------------     -------------     -------------
OPERATIONS:
Net investment income (loss)................................  $      26,647     $      14,604     $    (591,485)    $     (68,610)
Net realized gain (loss)....................................         47,668            81,940         4,460,345           506,589
Net change in unrealized appreciation (depreciation)........        182,124           373,968       (12,737,659)        6,929,710
                                                              -------------     -------------     -------------     -------------
Net increase (decrease) in net assets resulting
   from operations..........................................        256,439           470,512        (8,868,799)        7,367,689
                                                              -------------     -------------     -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.......................................        (43,541)          (23,081)         (145,080)          (61,741)
                                                              -------------     -------------     -------------     -------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...................................      9,415,730         1,085,057        93,036,318        39,002,716
Cost of shares redeemed.....................................     (1,424,855)       (1,010,545)      (28,969,729)       (1,662,339)
                                                              -------------     -------------     -------------     -------------
Net increase (decrease) in net assets resulting
   from shareholder transactions............................      7,990,875            74,512        64,066,589        37,340,377
                                                              -------------     -------------     -------------     -------------
Total increase (decrease) in net assets.....................      8,203,773           521,943        55,052,710        44,646,325

NET ASSETS:
Beginning of period.........................................      2,488,156         1,966,213        48,850,032         4,203,707
                                                              -------------     -------------     -------------     -------------
End of period...............................................  $  10,691,929     $   2,488,156     $ 103,902,742     $  48,850,032
                                                              =============     =============     =============     =============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.....................        100,002           100,002         1,250,002           200,002
Shares sold.................................................        300,000            50,000         2,000,000         1,100,000
Shares redeemed.............................................        (50,000)          (50,000)         (650,000)          (50,000)
                                                              -------------     -------------     -------------     -------------
Shares outstanding, end of period...........................        350,002           100,002         2,600,002         1,250,002
                                                              =============     =============     =============     =============


                        See Notes to Financial Statements                Page 17


FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)


                                             YEAR ENDED SEPTEMBER 30,
                                            --------------------------    PERIOD ENDED
                                               2021           2020        9/30/2019 (a)
                                            -----------    -----------    -------------
Net asset value, beginning of period         $   24.88      $   19.66      $     19.70
                                             ---------      ---------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.25           0.22             0.33
Net realized and unrealized gain (loss)           5.75           5.30            (0.06)
                                             ---------      ---------      -----------
Total from investment operations                  6.00           5.52             0.27
                                             ---------      ---------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.33)         (0.30)           (0.31)
                                             ---------      ---------      -----------
Net asset value, end of period               $   30.55      $   24.88      $     19.66
                                             =========      =========      ===========
TOTAL RETURN (b)                                 24.19%         28.33%            1.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $  10,692      $   2,488      $     1,966

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.70%          0.70%            0.70% (c)
Ratio of net investment income (loss) to
   average net assets                             0.51%          0.74%            1.77% (c)
Portfolio turnover rate (d)                        118%            63%              67%


FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)


                                             YEAR ENDED SEPTEMBER 30,
                                            --------------------------    PERIOD ENDED
                                               2021           2020        9/30/2019 (a)
                                            -----------    -----------    -------------
Net asset value, beginning of period         $   39.08      $   21.02      $     19.69
                                             ---------      ---------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     (0.18)         (0.03)            0.75
Net realized and unrealized gain (loss)           1.13 (e)      18.40             1.04
                                             ---------      ---------      -----------
Total from investment operations                  0.95          18.37             1.79
                                             ---------      ---------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.07)         (0.31)           (0.46)
                                             ---------      ---------      -----------
Net asset value, end of period               $   39.96      $   39.08      $     21.02
                                             =========      =========      ===========
TOTAL RETURN (b)                                  2.42%         88.27%            9.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $ 103,903      $  48,850      $     4,204

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.65%          0.65%            0.65% (c)
Ratio of net investment income (loss) to
   average net assets                            (0.55)%        (0.50)%           4.42% (c)
Portfolio turnover rate (d)                         34%            23%              61%


(a)   Inception dates for FPXE and FDNI are October 4, 2018 and November 5,
      2018, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

Page 18                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2021

                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of sixteen exchange-traded funds. This report covers the two funds (each a "Fund" and collectively, the "Funds") listed below.
The shares of each Fund are listed and traded on The Nasdaq Stock Market LLC
("Nasdaq").

        First Trust IPOX(R) Europe Equity Opportunities ETF - (ticker "FPXE")
        First Trust Dow Jones International Internet ETF - (ticker "FDNI")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                                            INDEX
First Trust IPOX(R) Europe Equity Opportunities ETF                             IPOX(R) 100 Europe Index
First Trust Dow Jones International Internet ETF                                Dow Jones International Internet Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities.
Each Fund's NAV is calculated by dividing the value of all assets of each Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

                                                                         Page 19


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2021

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1)    the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5)    the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8)    whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of September 30, 2021, is included with each Fund's Portfolio of Investments.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2021

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of
Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as each
Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrower. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A
Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities.
Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral.
The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2021, only
FPXE had securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2021

to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

F. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S.
Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the
U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended September 30, 2021, were received as collateral for lending securities.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share.

Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2021 was as follows:


                                                                                 Distributions    Distributions   Distributions
                                                                                   paid from        paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                ----------------  --------------  --------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $         43,541  $           --  $           --
First Trust Dow Jones International Internet ETF                                         145,080              --              --


The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2020 was as follows:


                                                                                 Distributions    Distributions   Distributions
                                                                                   paid from        paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                ----------------  --------------  --------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $         23,081  $           --  $           --
First Trust Dow Jones International Internet ETF                                          61,741              --              --


As of September 30, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                                   Accumulated         Net
                                                                                 Undistributed     Capital and      Unrealized
                                                                                    Ordinary          Other        Appreciation
                                                                                     Income        Gain (Loss)    (Depreciation)
                                                                                ----------------  --------------  --------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $         10,268  $     (354,453) $      641,839
First Trust Dow Jones International Internet ETF                                        (726,839)     (2,315,094)     (8,204,607)



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2021

H. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2019, 2020, and 2021 remain open to federal and state audit. As of September 30, 2021, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds'
financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2021, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.

                                                               Non-Expiring
                                                               Capital Loss
                                                               Carryforwards
                                                           ---------------------
First Trust IPOX(R) Europe Equity Opportunities ETF             $  354,453
First Trust Dow Jones International Internet ETF                 2,315,094

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2021, the following
Fund incurred and elected to defer late year ordinary or capital losses as follows:


                                                                                Qualified Late Year Losses
                                                                           -------------------------------------
                                                                           Ordinary Losses        Capital Losses
                                                                           ---------------        --------------
First Trust Dow Jones International Internet ETF                           $       726,839        $           --


In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation
(depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended September 30, 2021, the adjustments for each Fund were as follows:


                                                                                                   Accumulated
                                                                                  Accumulated      Net Realized
                                                                                 Net Investment    Gain (Loss)       Paid-in
                                                                                 Income (Loss)    on Investments     Capital
                                                                                ----------------  --------------  --------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $          7,562  $     (245,051) $      237,489
First Trust Dow Jones International Internet ETF                                          87,051      (8,684,558)      8,597,507


I. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3). First Trust has entered into licensing agreements with each of the following "Licensors" for the respective Funds:


FUND                                                                            LICENSOR
First Trust IPOX(R) Europe Equity Opportunities ETF                             IPOX(R) Schuster LLC
First Trust Dow Jones International Internet ETF                                S&P Dow Jones Indices LLC


The respective license agreements allow for the use of each Fund's respective index and of certain trademarks and trade names of the respective Licensors. The
Funds are sub-licensees to the applicable license agreements. The Funds'
licensing fees are paid by First Trust from the unitary investment advisory fees it receives from each of the Funds.

                                                                         Page 23


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2021

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Funds' assets and is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees
(if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. FPXE and FDNI have each agreed to pay First Trust an annual unitary management fee equal to
0.70% and 0.65% of its average daily net assets, respectively.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended September 30, 2021, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $      6,154,783  $    6,165,621
First Trust Dow Jones International Internet ETF                                      50,790,565      35,281,992


For the fiscal year ended September 30, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $      9,400,300  $    1,418,587
First Trust Dow Jones International Internet ETF                                      71,693,483      27,046,554


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2021

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2023.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 25


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED FUND
II:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of First
Trust IPOX(R) Europe Equity Opportunities ETF and First Trust Dow Jones
International Internet ETF (the "Funds"), each a series of the First Trust
Exchange-Traded Fund II, including the portfolios of investments, as of
September 30, 2021, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods listed in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2021, and the results of their operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.


----------------------------------------------------------------------------------------------------------------------------
     INDIVIDUAL FUNDS INCLUDED
           IN THE TRUST                                                 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------
First Trust IPOX(R) Europe Equity       For the years ended September 30, 2021 and 2020, and for the period from October 4,
Opportunities ETF                       2018 (commencement of operations) through September 30, 2019
----------------------------------------------------------------------------------------------------------------------------
First Trust Dow Jones International     For the years ended September 30, 2021 and 2020, and for the period from November 5,
Internet ETF                            2018 (commencement of operations) through September 30, 2019
----------------------------------------------------------------------------------------------------------------------------


BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds'
financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
November 22, 2021

We have served as the auditor of one or more First Trust investment companies since 2001.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable year ended September 30, 2021, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:


                                                                  Dividends Received Deduction
                                                                  ----------------------------
First Trust IPOX(R) Europe Equity Opportunities ETF                          0.00%
First Trust Dow Jones International Internet ETF                             0.00%


For the taxable year ended September 30, 2021, the following percentages of income dividend paid by the Funds are hereby designated as qualified dividend income:


                                                                   Qualified Dividend Income
                                                                  ----------------------------
First Trust IPOX(R) Europe Equity Opportunities ETF                          83.43%
First Trust Dow Jones International Internet ETF                             31.17%


A portion of each of the Funds' 2021 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended September
30, 2021, may be eligible for the Qualified Business Income Deduction (QBI)
under the Internal Revenue Code of 1986, as amended (the "Code"), Section 199A for the aggregate dividends each Fund received from the underlying Real Estate
Investment Trusts (REITs) these Funds invest in.

The following Funds meet the requirements of Section 853 of the Code and elect to pass through to their shareholders credit for foreign taxes paid. For the taxable year ended September 30, 2021, the total amounts of income received by the Funds from sources within foreign countries and possessions of the United
States and of taxes paid to such countries are as follows:


                                                                     Gross Foreign Income           Foreign Taxes Paid
                                                                  ---------------------------   ---------------------------
                                                                     Amount       Per Share        Amount       Per Share
                                                                  -------------  ------------   -------------  ------------
First Trust IPOX(R) Europe Equity Opportunities ETF               $      68,922  $       0.20   $       8,117  $       0.02
First Trust Dow Jones International Internet ETF                        119,104          0.05           6,019          0.00


                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

                                                                         Page 27


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2021 (UNAUDITED)

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2021 (UNAUDITED)

result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of
"reasonably" normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread.
Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments.
These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

                                                                         Page 29


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2021 (UNAUDITED)

VARIABLE INTEREST ENTITIES RISK. In order to gain exposure to certain Chinese companies that are included in a Fund's Index but are unavailable to direct investment by foreign investors, certain Funds invest significantly in non-Chinese shell companies that have created structures known as variable interest entities ("VIEs") in order to gain exposure to such Chinese companies.
In China, direct ownership of companies in certain sectors by foreign individuals and entities is prohibited. In order to allow for foreign investment in these businesses, many Chinese companies have created VIE structures to enable indirect foreign ownership. In such an arrangement, a Chinese operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the Chinese issuer or operating company to obtain economic exposure to the Chinese company, then issues shares on an exchange outside of mainland China, and U.S. investors hold stock in the non-Chinese shell company rather than directly in the Chinese issuer or operating company. This arrangement allows U.S. investors, such as the Fund, to obtain economic exposure to the Chinese issuer or operating company through contractual means rather than through formal equity ownership. Because neither the shell company nor the Fund owns actual equity interests in the Chinese operating company, they do not have the voting rights or other types of control that an equity holder would expect to benefit from. Although VIEs are a longstanding industry practice and well known to officials and regulators in China, VIEs are not formally recognized under Chinese law. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements that establish the links between the Chinese company and the shell company in which the Fund invests.
This could considerably impact the financial condition of the shell company in which the Fund invests by limiting its ability to consolidate the financial results of the Chinese operating company into its own financial statements, as well as make the value of the shares held by the Fund effectively worthless.
Further, if Chinese officials prohibit the existence of VIEs, the market value of the Fund's associated holdings would likely suffer significant, and possibly permanent effects, which could negatively impact the Fund's net asset value and could result in substantial losses. Further, it is uncertain whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the value of the Fund's shares. VIEs are also subject to the investment risks associated with the underlying Chinese issuer or operating company. Chinese companies are not subject to the same degree of regulatory requirements or accounting standards and oversight as companies in more developed countries. As a result, information about the
Chinese securities and VIEs in which the Fund invests may be less reliable and incomplete. There also may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and
VIEs, and shareholders may have limited legal remedies, which could negatively impact the Fund. Additionally, U.S.-listed VIEs may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements. Delisting would significantly decrease the liquidity and value of the securities, decrease the ability of the Fund to invest in such securities and may increase the cost of the Fund if required to seek alternative markets in which to invest in such securities.

        NOT FDIC INSURED        NOT BANK GUARANTEED      MAY LOSE VALUE

                              ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded Fund II (the "Trust"),
including the Independent Trustees, unanimously approved the continuation of the
Investment Management Agreements (as applicable to a specific Fund, the
"Agreement" and collectively, the "Agreements") with First Trust Advisors L.P.
(the "Advisor") on behalf of the following two series of the Trust (each a
"Fund" and collectively, the "Funds"):

        First Trust IPOX(R) Europe Equity Opportunities ETF (FPXE)
        First Trust Dow Jones International Internet ETF (FDNI)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2022 at a meeting held on June 6-7, 2021. The
Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 26, 2021 and June 6-7, 2021, the
Board, including the Independent Trustees, reviewed materials provided by the
Advisor responding to requests for information from counsel to the Independent
Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the
"Expense Universe"), each assembled by Broadridge Financial Solutions, Inc.
("Broadridge"), an independent source, and as compared to fees charged to other


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2021 (UNAUDITED)

clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance
Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the
Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust
Portfolios L.P. ("FTP"); and information on the Advisor's compliance program.
The Board reviewed initial materials with the Advisor at the meeting held on
April 26, 2021, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the
April meeting, counsel to the Independent Trustees, on behalf of the Independent
Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 6-7, 2021 meeting, as well as at the June meeting. The
Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the
Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement.
The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the
Advisor and considered that it includes a robust program for monitoring the
Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 26, 2021 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the
First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the
Agreements have been and are expected to remain satisfactory and that the
Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

The Board considered the unitary fee rate payable by each Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the
Advisor to other fund (including ETFs) and non-fund clients, as applicable.
Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense
Group. With respect to the Expense Groups, the Board, at the April 26, 2021
meeting, discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the
Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to each
Fund and the other funds in the First Trust Fund Complex.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2020 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund's performance to that of its respective Performance Universe and to that of a broad-based benchmark index, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

                                                                         Page 31

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2021 (UNAUDITED)

On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes its expenses will likely increase during the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each
Fund for the twelve months ended December 31, 2020 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds and each other fund in the First Trust Fund
Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First
Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First
Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity
Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the April 26, 2021 meeting of the Board of Trustees, as required by Rule
22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee's annual meeting held on March 16, 2021 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.

As stated in the written report, during the review period, no fund breached the
15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

                               BOARD OF TRUSTEES

Effective November 1, 2021, Denise M. Keefe was appointed as a Trustee of the
Funds. Ms. Keefe is Executive Vice President of Advocate Aurora Health and
President of Advocate Aurora Continuing Health Division (together, "Advocate"), one of the largest integrated healthcare systems in the U.S. serving Illinois and Wisconsin. Ms. Keefe has been employed by Advocate since 1993 and is responsible for the Continuing Health Division's strategic direction, fiscal management, business development, revenue enhancement, operational efficiencies, and human resource management of 4,000 employees. Ms. Keefe also currently serves on the boards of several organizations within the Advocate Aurora
Continuing Health Division and other health care organizations, including RML
Long Term Acute Care Hospitals (since 2014) and Senior Helpers (since 2021).
Prior thereto, Ms. Keefe was Corporate Vice President, Marketing and Business
Development for the Visiting Nurse Association of Chicago (1989 - 1992) and a
former Board Member of Sherman West Court Skilled Nursing Facility.


--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2021 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite
400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                               TERM OF OFFICE                                                  THE FIRST TRUST      DIRECTORSHIPS
                               AND YEAR FIRST                                                   FUND COMPLEX       HELD BY TRUSTEE
  NAME, YEAR OF BIRTH AND        ELECTED OR               PRINCIPAL OCCUPATIONS                  OVERSEEN BY         DURING PAST
  POSITION WITH THE TRUST         APPOINTED                DURING PAST 5 YEARS                     TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee  o Indefinite Term  Physician, Officer, Wheaton Orthopedics;            213          None
(1951)                                           Limited Partner, Gundersen Real Estate
                              o Since Inception  Limited Partnership (June 1992 to
                                                 December 2016)

Thomas R. Kadlec, Trustee     o Indefinite Term  President, ADM Investors Services, Inc.             213          Director of ADM
(1957)                                           (Futures Commission Merchant)                                    Investor Services,
                              o Since Inception                                                                   Inc., ADM
                                                                                                                  Investor Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee      o Indefinite Term  President, Hibs Enterprises (Financial and          213          Director of Trust
(1956)                                           Management Consulting)                                           Company of
                              o Since Inception                                                                   Illinois

Niel B. Nielson, Trustee      o Indefinite Term  Senior Advisor (August 2018 to Present),            213          None
(1954)                                           Managing Director and Chief Operating
                              o Since Inception  Officer (January 2015 to August 2018),
                                                 Pelita Harapan Educational Foundation
                                                 (Educational Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,   o Indefinite Term  Chief Executive Officer, First Trust                213          None
Chairman of the Board                            Advisors L.P. and First Trust
(1955)                        o Since Inception  Portfolios L.P.; Chairman of the
                                                 Board of Directors, BondWave LLC
                                                 (Software Development Company)
                                                 and Stonebridge Advisors LLC
                                                 (Investment Advisor)


-----------------------------
(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P.,
      investment advisor of the Trust.

                                                                         Page 33


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BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2021 (UNAUDITED)


                             POSITION AND              TERM OF OFFICE
     NAME AND                   OFFICES                AND LENGTH OF                        PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH              WITH TRUST                  SERVICE                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas       President and Chief           o Indefinite Term     Managing Director and Chief Financial Officer
(1966)               Executive Officer                                   (January 2016 to Present), Controller (January 2011
                                                   o Since January 2016  to January 2016), Senior Vice President (April 2007
                                                                         to January 2016), First Trust Advisors L.P. and First
                                                                         Trust Portfolios L.P.; Chief Financial Officer
                                                                         (January 2016 to Present), BondWave LLC (Software
                                                                         Development Company) and Stonebridge Advisors
                                                                         LLC (Investment Advisor)

Donald P. Swade      Treasurer, Chief Financial    o Indefinite Term     Senior Vice President (July 2016 to Present), Vice
(1972)               Officer and Chief Accounting                        President (April 2012 to July 2016), First Trust
                     Officer                       o Since January 2016  Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine     Secretary and Chief           o Indefinite Term     General Counsel, First Trust Advisors L.P. and
(1960)               Legal Officer                                       First Trust Portfolios L.P.; Secretary and General
                                                   o Since Inception     Counsel, BondWave LLC; Secretary, Stonebridge
                                                                         Advisors LLC

Daniel J. Lindquist  Vice President                o Indefinite Term     Managing Director, First Trust Advisors L.P. and
(1970)                                                                   First Trust Portfolios L.P.
                                                   o Since Inception

Kristi A. Maher      Chief Compliance Officer      o Indefinite Term     Deputy General Counsel, First Trust Advisors L.P.
(1966)               and Assistant Secretary                             and First Trust Portfolios L.P.
                                                   o Since Inception

Roger F. Testin      Vice President                o Indefinite Term     Senior Vice President, First Trust Advisors L.P. and
(1966)                                                                   First Trust Portfolios L.P.
                                                   o Since Inception

Stan Ueland          Vice President                o Indefinite Term     Senior Vice President, First Trust Advisors L.P. and
(1970)                                                                   First Trust Portfolios L.P.
                                                   o Since Inception


-----------------------------
(2)   The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.


--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2021 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o     Information we receive from you and your broker-dealer, investment professional or financial representative through interviews, applications, agreements or other forms;

      o     Information about your transactions with us, our affiliates or others;

      o     Information we receive from your inquiries by mail, e-mail or telephone; and

      o     Information we collect on our website through the use of "cookies".
            For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o     In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o     We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of
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CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to
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physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually.
We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at
1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust
Advisors).

March 2021

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FIRST TRUST

First Trust Exchange-Traded Fund II

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

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Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees (Registrant) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $330,400 for the fiscal year ended September 30, 2020 and $334,000 for the fiscal year ended September 30, 2021.

(b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2020 and $0 for the fiscal year ended September 30, 2021.

Audit-Related Fees (Investment Advisor and Distributor) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2020 and $0 for the fiscal year ended September 30, 2021.

(c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $153,898 for the fiscal year ended September 30, 2020, and $79,025 for the fiscal year ended September 30, 2021. These fees were for tax consultation and/or tax return preparation.

Tax Fees (Investment Advisor and Distributor) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant’s advisor and distributor were $0 for the fiscal year ended September 30, 2020 and $0 for the fiscal year ended September 30, 2021.

(d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended September 30, 2020 and $0 for the fiscal year ended September 30, 2021.

All Other Fees (Investment Advisor and Distributor) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant’s investment advisor and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended September 30, 2020 and $0 for the fiscal year ended September 30, 2021.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant: Advisor and Distributor:

(b) 0% (b) 0%

(c) 0% (c) 0%

(d) 0% (d) 0%

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant for the fiscal year ended September 30, 2020 were $153,898 for the registrant, $47,170 for the registrant’s investment advisor and $70,330 for the registrant’s distributor and for the fiscal year ended September 30, 2021 were $79,025 for the registrant, $23,200 for the registrant’s investment advisor and $29,500 for the registrant’s distributor.

(h) The registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Items 5. Audit Committee of Listed Registrants.

(a)	The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

(b)	Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 9, 2021
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	December 9, 2021

* Print the name and title of each signing officer under his or her signature.